                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                  Investment Company Act file number 811-4367

                         Columbia Funds Series Trust I
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

               One Financial Center, Boston, Massachusetts 02111
               -------------------------------------------------
              (Address of principal executive offices) (Zip code)

                        James R. Bordewick, Jr., Esq.
                      Columbia Management Advisors, LLC
                             One Financial Center
                               Boston, MA 02111
                      ---------------------------------
                   (Name and address of agent for service)

          Registrant's telephone number, including area code:  1-617-426-3750
                                                               --------------

                   Date of fiscal year end:  March 31, 2007
                                             --------------

                 Date of reporting period: September 30, 2006
                                           ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. (S) 3507.

Item 1. Reports to Stockholders.

                                    [LOGO]

Columbia Management/(R)/


Columbia Income Fund

Semiannual Report - September 30, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                             September 30, 2006

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    2

                       Fund Profile                   3

                       Financial Statements           5

                       Investment Portfolio           6

                       Statement of Assets and
                       Liabilities                   22

                       Statement of Operations       24

                       Statement of Changes in Net
                       Assets                        25

                       Financial Highlights          27

                       Notes to Financial Statements 31

                       Columbia Funds                39

                       Important Information
                       About This Report             41

  The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO] Christopher L. Wilson


                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia Income Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Growth of a $10,000 investment 10/01/96 - 09/30/06 ($)

                          Sales charge          without          with
                          Class A               18,795           17,905
                          Class B               18,208           18,208
                          Class C               18,322           18,322
                          Class Z               19,156              n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Income Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Average annual total return as of 09/30/06 (%)

     Share class          A             B             C            Z
     ----------------------------------------------------------------------
     Inception            07/31/00      07/15/02      07/15/02     03/05/86
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     6-month (cumulative) 3.14    -1.76 2.76    -2.24 2.84    1.84 3.27
     1-year               3.19    -1.69 2.42    -2.48 2.57    1.59 3.44
     5-year               5.98     4.95 5.31     4.98 5.44    5.44 6.33
     10-year              6.51     6.00 6.18     6.18 6.24    6.24 6.72

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter for Class B shares) and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Class A, Class B and Class C are newer classes of shares. Class A performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and Class C performance information includes returns of the fund's Class A shares for the period from July 31, 2000 through July 15, 2002 and for periods prior thereto, the fund's Class Z shares (the oldest existing fund class). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered on July 15, 2002, and Class Z shares were initially offered on March 5, 1986.

                          Net asset value per share

                          as of 09/30/06 ($)
                          Class A                   9.67
                          Class B                   9.67
                          Class C                   9.67
                          Class Z                   9.67
                          Distributions declared per share

                          04/01/06 - 09/30/06 ($)
                          Class A                   0.25
                          Class B                   0.21
                          Class C                   0.22
                          Class Z                   0.26

Understanding Your Expenses - Columbia Income Fund


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.


04/01/06 - 09/30/06
        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual   Hypothetical Actual  Hypothetical       Actual
Class A 1,000.00    1,000.00        1,031.39 1,020.05     5.09    5.06                1.00
Class B 1,000.00    1,000.00        1,027.58 1,016.29     8.89    8.85                1.75
Class C 1,000.00    1,000.00        1,028.38 1,017.05     8.14    8.09                1.60
Class Z 1,000.00    1,000.00        1,032.69 1,021.31     3.82    3.80                0.75

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile - Columbia Income Fund


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary

                                         [GRAPHIC] +3.14%
                                                   Class A shares
                                                     (without sales charge)

                                         [GRAPHIC] +3.42%
                                                   Lehman Brothers
                                                   Intermediate
                                                   Government/Credit Bond
                                                   Index

                                         [GRAPHIC] +3.73%
                                                   Lehman Brothers
                                                   Intermediate Credit Bond
                                                   Index

  Management Style

  Fixed Income
  Maturity

                                      [GRAPHIC]



  Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.

Summary
.. For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.14% without sales charge. The fund's benchmarks, the Lehman Brothers Intermediate Government/Credit Bond Index and the Lehman Brothers Intermediate Credit Bond Index, returned 3.42% and 3.73%, respectively, for the same period./1/ The fund underperformed the 3.57% average return of the Lipper Corporate Debt Funds BBB Rated Classification Average./2/ A poor showing by corporate bonds hampered performance in the first half of the period. However, the fund's emphasis on corporates aided performance in the second half. A significant allocation to high-yield bonds also contributed to the fund's positive return.

.. As uncertainty about the economy and inflation made bond investors more risk averse, corporate and high-yield bonds came under pressure in the first half of the period. In the second half of the period, inflationary indicators became less worrisome and the Federal Reserve Board officially paused its sustained campaign to raise short-term interest rates. Within this improved environment, the fund's significant allocation to high-yield bonds helped returns, as did an overweight position in investment-grade bonds in such sectors as banks, finance and electric utilities. Investments in the gaming sector, which were negatively affected by the widely publicized leveraged buyout of Harrah's, detracted from performance. Energy-related holdings were hurt following a dip in commodity prices in September.

.. At the end of the period, the fund remained overweight in investment-grade securities and market-weight in the high-yield market. Corporate earnings have been reasonably good, but economic growth is slowing, labor costs are rising and the threat of inflation hasn't entirely abated -- all of which suggest caution, but not pessimism, about the high-yield sector.

Portfolio Management
Kevin L. Cronk has co-managed the Columbia Income Fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Thomas A. LaPointe has co-managed the fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Carl W. Pappo has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Marie M. Schofield co-managed the fund from March 2005 to November 2006 and has been with the advisor or its predecessors or affiliate organizations since 1990.

/1/The Lehman Brothers Intermediate Government/Credit Bond Index tracks the performance of intermediate term US government and corporate bonds. The Lehman Brothers Intermediate Credit Bond Index is the intermediate component of the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. Indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in an index.
/2/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) - Columbia Income Fund



Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.

Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa.

Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds. High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.

Financial Statements - Columbia Income Fund (September 30, 2006) (Unaudited)


                                    A guide to understanding your fund's
                                    financial statements
                                    -------------------------------------
      Investment Portfolio          The investment portfolio details all
                                    of the fund's holdings and their
                                    market value as of the last day of
                                    the reporting period. Portfolio
                                    holdings are organized by type of
                                    asset, industry, country or
                                    geographic region (if applicable) to
                                    demonstrate areas of concentration
                                    and diversification.
                                    -------------------------------------
      Statement of Assets and       This statement details the fund's
      Liabilities                   assets, liabilities, net assets and
                                    share price for each share class as
                                    of the last day of the reporting
                                    period. Net assets are calculated by
                                    subtracting all the fund's
                                    liabilities (including any unpaid
                                    expenses) from the total of the
                                    fund's investment and non-investment
                                    assets. The share price for each
                                    class is calculated by dividing net
                                    assets for that class by the number
                                    of shares outstanding in that class
                                    as of the last day of the reporting
                                    period.
                                    -------------------------------------
      Statement of Operations       This statement details income earned
                                    by the fund and the expenses accrued
                                    by the fund during the reporting
                                    period. The Statement of Operations
                                    also shows any net gain or loss the
                                    fund realized on the sales of its
                                    holdings during the period, as well
                                    as any unrealized gains or losses
                                    recognized over the period. The total
                                    of these results represents the
                                    fund's net increase or decrease in
                                    net assets from operations.
                                    -------------------------------------
      Statement of Changes in Net   This statement demonstrates how the
      Assets                        fund's net assets were affected by
                                    its operating results, distributions
                                    to shareholders and shareholder
                                    transactions (e.g., subscriptions,
                                    redemptions and dividend
                                    reinvestments) during the reporting
                                    period. The Statement of Changes in
                                    Net Assets also details changes in
                                    the number of shares outstanding.
                                    -------------------------------------
      Financial Highlights          The financial highlights demonstrate
                                    how the fund's net asset value per
                                    share was affected by the fund's
                                    operating results. The financial
                                    highlights table also discloses the
                                    classes' performance and certain key
                                    ratios (e.g., class expenses and net
                                    investment income as a percentage of
                                    average net assets).
                                    -------------------------------------
      Notes to Financial Statements These notes disclose the
                                    organizational background of the
                                    fund, its significant accounting
                                    policies (including those surrounding
                                    security valuation, income
                                    recognition and distributions to
                                    shareholders), federal tax
                                    information, fees and compensation
                                    paid to affiliates and significant
                                    risks and contingencies.

Investment Portfolio - Columbia Income Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes - 74.7%

Basic Materials - 1.6%                                           Par ($)   Value ($)
Chemicals - 0.9%
Chemtura Corp.                     6.875% 06/01/16                 230,000   226,838

Eastman Chemical Co.               6.300% 11/15/18               2,254,000 2,248,144

EquiStar Chemicals LP              10.625% 05/01/11                280,000   300,300

Huntsman International LLC         7.875% 01/01/15 (a)             215,000   217,150

Ineos Group Holdings PLC           8.500% 02/15/16 (a)             500,000   476,250

Lyondell Chemical Co.              8.000% 09/15/14                 225,000   227,812
                                   8.250% 09/15/16                 290,000   294,350

NOVA Chemicals Corp.               6.500% 01/15/12                 835,000   784,900
                                   ----------------------------- --------- ---------
                                   Chemicals Total                         4,775,744
Forest Products & Paper - 0.6%
Abitibi-Consolidated, Inc.         8.375% 04/01/15 (b)           1,500,000 1,365,000

Domtar, Inc.                       7.125% 08/15/15                 295,000   274,350

Georgia-Pacific Corp.              8.000% 01/15/24                 575,000   566,375

Norske Skog Canada Ltd.            7.375% 03/01/14               1,200,000 1,104,000
                                   ----------------------------- --------- ---------
                                   Forest Products & Paper Total           3,309,725
Metals & Mining - 0.1%
Vale Overseas Ltd.                 6.250% 01/11/16                 915,000   908,138
                                   ----------------------------- --------- ---------
                                   Metals & Mining Total                     908,138
Basic Materials Total                                                      8,993,607
Communications - 10.3%
Media - 5.5%
Charter Communications Holdings II
LLC                                10.250% 09/15/10                615,000   627,300

Comcast Cable Communications
Holdings, Inc.                     8.375% 03/15/13               3,015,000 3,439,168

Comcast Corp.                      6.500% 11/15/35               3,980,000 4,007,721

CSC Holdings, Inc.                 7.625% 04/01/11               1,200,000 1,231,500

Dex Media West LLC                 9.875% 08/15/13               1,153,000 1,245,240

DirecTV Holdings LLC               6.375% 06/15/15               1,130,000 1,062,200

EchoStar DBS Corp.                 6.625% 10/01/14               1,460,000 1,388,825

Insight Midwest LP                 9.750% 10/01/09               1,800,000 1,831,500

Lamar Media Corp.                  6.625% 08/15/15                 725,000   695,094

LIN Television Corp.               6.500% 05/15/13                 685,000   638,763

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Communications (continued)                                          Par ($)   Value ($)
Media (continued)
News America Holdings, Inc.        9.250% 02/01/13 (b)              1,200,000  1,418,671

News America, Inc.                 6.400% 12/15/35 (b)              4,310,000  4,226,955

PriMedia, Inc.                     8.000% 05/15/13                    450,000    408,375

Quebecor Media, Inc.               7.750% 03/15/16                    260,000    260,325

Rogers Cable, Inc.                 7.875% 05/01/12                    785,000    837,988

Sinclair Broadcast Group, Inc.     8.750% 12/15/11                    330,000    344,025

Time Warner Entertainment Co. LP   8.375% 07/15/33                  2,190,000  2,582,877

Viacom, Inc.                       5.750% 04/30/11 (a)              1,500,000  1,497,009
                                   6.875% 04/30/36 (a)              2,295,000  2,268,809
                                   -------------------------------- --------- ----------
                                   Media Total                                30,012,345

Telecommunication Services - 4.8%
America Movil SA de CV             5.750% 01/15/15 (b)              2,250,000  2,215,922

American Towers, Inc.              7.250% 12/01/11                    500,000    515,000

Cincinnati Bell, Inc.              7.000% 02/15/15                    365,000    357,700

Citizens Communications Co.        9.000% 08/15/31                  1,200,000  1,287,000

Intelsat Bermuda Ltd.              9.250% 06/15/16 (a)                295,000    310,119

Lucent Technologies, Inc.          6.450% 03/15/29                    460,000    409,400

Nextel Communications, Inc.        6.875% 10/31/13                  2,495,000  2,539,768
                                   7.375% 08/01/15                  1,540,000  1,588,878

Qwest Corp.                        7.500% 10/01/14 (a)              1,190,000  1,228,675
                                   8.875% 03/15/12                    925,000  1,009,406

Rogers Cantel, Inc.                9.750% 06/01/16                  1,200,000  1,506,000

Sprint Capital Corp.               8.750% 03/15/32 (b)              4,500,000  5,487,745

Telecom Italia Capital SA          7.200% 07/18/36                  1,400,000  1,438,913

Telefonica Emisones SAU            5.984% 06/20/11 (b)              2,050,000  2,088,872

Time Warner Telecom Holdings, Inc. 9.250% 02/15/14                    260,000    273,650

Vodafone Group PLC                 5.750% 03/15/16                  4,475,000  4,441,737
                                   -------------------------------- --------- ----------
                                   Telecommunication Services Total           26,698,785
Communications Total                                                          56,711,130

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Consumer Cyclical - 8.8%                                        Par ($)   Value ($)
Airlines - 1.1%
American Airlines, Inc.            9.710% 01/02/07                329,880   329,880

Continental Airlines, Inc.         7.461% 04/01/15              3,918,427 3,918,427

Southwest Airlines Co.             5.496% 11/01/06              1,800,000 1,800,875
                                   ---------------------------- --------- ---------
                                   Airlines Total                         6,049,182

Apparel - 0.2%
Levi Strauss & Co.                 9.750% 01/15/15                510,000   529,125

Phillips-Van Heusen Corp.          7.250% 02/15/11                440,000   444,400
                                   ---------------------------- --------- ---------
                                   Apparel Total                            973,525

Auto Manufacturers - 0.3%
DaimlerChrysler NA Holding Corp.   8.500% 01/18/31 (b)          1,200,000 1,426,092

General Motors Corp.               8.375% 07/15/33                380,000   328,700
                                   ---------------------------- --------- ---------
                                   Auto Manufacturers Total               1,754,792

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber Co.         9.000% 07/01/15                525,000   532,875

TRW Automotive, Inc.               9.375% 02/15/13                500,000   532,500
                                   ---------------------------- --------- ---------
                                   Auto Parts & Equipment Total           1,065,375

Entertainment - 0.1%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (a)            535,000   524,300
                                   ---------------------------- --------- ---------
                                   Entertainment Total                      524,300

Home Builders - 1.2%
Centex Corp.                       6.500% 05/01/16 (b)          2,170,000 2,196,055

D.R. Horton, Inc.                  5.625% 09/15/14              3,565,000 3,361,107

K. Hovnanian Enterprises, Inc.     6.500% 01/15/14                500,000   457,500

KB Home                            5.875% 01/15/15                570,000   514,103
                                   ---------------------------- --------- ---------
                                   Home Builders Total                    6,528,765

Home Furnishings - 0.1%
Sealy Mattress Co.                 8.250% 06/15/14                345,000   351,900
                                   ---------------------------- --------- ---------
                                   Home Furnishings Total                   351,900

Leisure Time - 0.0%
K2, Inc.                           7.375% 07/01/14                220,000   214,225
                                   ---------------------------- --------- ---------
                                   Leisure Time Total                       214,225

Lodging - 3.2%
Caesars Entertainment, Inc.        9.375% 02/15/07              1,500,000 1,515,000

CCM Merger, Inc.                   8.000% 08/01/13 (a)            310,000   297,600

Chukchansi Economic Development
Authority                          8.000% 11/15/13 (a)            395,000   405,369

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

  Consumer Cyclical (continued)                          Par ($)   Value ($)
  Lodging (continued)
  Greektown Holdings LLC            10.750% 12/01/13 (a)   370,000    390,350

  Hard Rock Hotel, Inc.             8.875% 06/01/13        400,000    432,500

  Harrah's Operating Co., Inc.      5.625% 06/01/15      7,050,000  6,553,073
                                    7.125% 06/01/07      2,250,000  2,266,576

  Hilton Hotels Corp.               7.500% 12/15/17        175,000    186,594

  Hyatt Equities LLC                6.875% 06/15/07 (a)  1,525,000  1,535,091

  MGM Mirage                        6.750% 09/01/12      1,200,000  1,183,500
                                    8.500% 09/15/10        300,000    319,125

  Mohegan Tribal Gaming Authority   6.125% 02/15/13      1,350,000  1,319,625

  Station Casinos, Inc.             6.875% 03/01/16        900,000    843,750

  Wynn Las Vegas LLC                6.625% 12/01/14        600,000    582,000
                                    -------------------- --------- ----------
                                    Lodging Total                  17,830,153

  Retail - 2.4%
  AmeriGas Partners LP              7.125% 05/20/16        600,000    591,000

  CVS Corp.                         5.298% 01/11/27 (a)  1,437,682  1,370,643
                                    5.750% 08/15/11        555,000    562,224

  Federated Department Stores, Inc. 6.900% 04/01/29 (b)  2,280,000  2,327,239

  Ferrellgas Escrow LLC             6.750% 05/01/14        125,000    122,188

  May Department Stores Co.         6.700% 07/15/34      2,000,000  1,989,740

  Wal-Mart Stores, Inc.             4.125% 02/15/11      4,520,000  4,351,386
                                    5.250% 09/01/35      1,975,000  1,845,973
                                    -------------------- --------- ----------
                                    Retail Total                   13,160,393

  Textiles - 0.0%
  INVISTA                           9.250% 05/01/12 (a)    255,000    269,662
                                    -------------------- --------- ----------
                                    Textiles Total                    269,662
  Consumer Cyclical Total                                          48,722,272
  Consumer Non-Cyclical - 8.4%
  Beverages - 0.5%
  Constellation Brands, Inc.        8.125% 01/15/12        873,000    902,464

  SABMiller PLC                     6.200% 07/01/11 (a)  1,500,000  1,539,390
                                    -------------------- --------- ----------
                                    Beverages Total                 2,441,854

  Biotechnology - 0.9%
  Bio-Rad Laboratories, Inc         7.500% 08/15/13      1,200,000  1,227,000

  Genentech, Inc.                   4.400% 07/15/10 (b)  3,900,000  3,805,082
                                    -------------------- --------- ----------
                                    Biotechnology Total             5,032,082

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Consumer Non-Cyclical (continued)                                Par ($)   Value ($)
Commercial Services - 1.2%
ACE Cash Express, Inc.            10.250% 10/01/14 (a)             220,000   222,750

Ashtead Capital, Inc.             9.000% 08/15/16 (a)              340,000   353,600

Corrections Corp. of America      6.250% 03/15/13                1,200,000 1,176,000

Erac USA Finance Co.              6.750% 05/15/07 (a)            1,800,000 1,809,425
                                  8.000% 01/15/11 (a)            1,800,000 1,969,947

Quebecor World Capital Corp.      8.750% 03/15/16 (a)              375,000   360,938

Service Corp. International       6.750% 04/01/16                  160,000   153,400
                                  7.700% 04/15/09                  730,000   749,162
                                  ------------------------------ --------- ---------
                                  Commercial Services Total                6,795,222

Food - 1.5%
Dean Foods Co.                    7.000% 06/01/16                  465,000   465,000

Kraft Foods, Inc.                 6.250% 06/01/12                2,575,000 2,678,167

Kroger Co.                        7.500% 04/01/31 (b)            1,200,000 1,327,140
                                  8.000% 09/15/29                2,226,000 2,542,524

Tyson Foods, Inc.                 8.250% 10/01/11                  845,000   908,297
                                  ------------------------------ --------- ---------
                                  Food Total                               7,921,128

Healthcare Services - 1.5%
Aetna, Inc.                       6.000% 06/15/16                  230,000   236,544
                                  6.625% 06/15/36                3,760,000 3,974,486

Coventry Health Care, Inc.        8.125% 02/15/12                  500,000   522,500

Tenet Healthcare Corp.            9.875% 07/01/14                  600,000   597,750

UnitedHealth Group, Inc.          3.300% 01/30/08                2,850,000 2,769,388

US Oncology, Inc.                 9.000% 08/15/12                  260,000   269,100
                                  ------------------------------ --------- ---------
                                  Healthcare Services Total                8,369,768

Household Products/Wares - 1.5%
American Greetings Corp.          7.375% 06/01/16                  440,000   446,600

Amscan Holdings, Inc.             8.750% 05/01/14                  350,000   316,750

Clorox Co.                        5.515% 12/14/07 (c)            5,000,000 5,008,375

Fortune Brands, Inc.              5.125% 01/15/11                  490,000   481,206
                                  5.875% 01/15/36                2,000,000 1,871,644

Scotts Co.                        6.625% 11/15/13                  280,000   273,350
                                  ------------------------------ --------- ---------
                                  Household Products/Wares Total           8,397,925

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

 Consumer Non-Cyclical (continued)                         Par ($)   Value ($)
 Pharmaceuticals - 1.3%
 AmerisourceBergen Corp.             5.875% 09/15/15         820,000    803,908

 Mylan Laboratories, Inc.            6.375% 08/15/15         800,000    775,000

 Omnicare, Inc.                      6.750% 12/15/13         315,000    306,337

 Warner Chilcott Corp.               8.750% 02/01/15         300,000    310,500

 Wyeth                               5.500% 02/15/16       2,330,000  2,328,141
                                     6.500% 02/01/34       2,500,000  2,698,490
                                     --------------------- --------- ----------
                                     Pharmaceuticals Total            7,222,376
 Consumer Non-Cyclical Total                                         46,180,355
 Energy - 8.1%
 Coal - 0.3%
 Arch Western Finance LLC            6.750% 07/01/13         600,000    576,000

 Massey Energy Co.                   6.875% 12/15/13       1,000,000    905,000
                                     --------------------- --------- ----------
                                     Coal Total                       1,481,000

 Oil & Gas - 7.4%
 Amerada Hess Corp.                  7.125% 03/15/33 (b)   2,750,000  3,040,153
                                     7.300% 08/15/31 (b)   1,445,000  1,627,115

 Anadarko Petroleum Corp.            5.950% 09/15/16       2,885,000  2,919,470
                                     6.450% 09/15/36 (b)   2,570,000  2,625,073

 Chesapeake Energy Corp.             6.375% 06/15/15         300,000    286,500
                                     7.500% 06/15/14         710,000    717,988

 El Paso Production Holding Co.      7.750% 06/01/13       1,200,000  1,227,000

 Gazprom International SA            7.201% 02/01/20 (a)   2,800,000  2,940,000

 Marathon Oil Corp.                  6.000% 07/01/12       3,060,000  3,150,083

 Murphy Oil Corp.                    6.375% 05/01/12       1,350,000  1,393,690

 Nexen, Inc.                         5.875% 03/10/35       2,435,000  2,321,614
                                     7.875% 03/15/32       2,100,000  2,487,645

 Noble Drilling Corp.                7.500% 03/15/19       2,100,000  2,387,242

 Pemex Project Funding Master        7.875% 02/01/09       1,200,000  1,256,400
 Trust                               9.125% 10/13/10 (b)     450,000    503,775

 Petrobras International Finance Co. 8.375% 12/10/18         215,000    250,475

 PetroHawk Energy Corp.              9.125% 07/15/13 (a)     345,000    346,725

 Premcor Refining Group, Inc.        7.500% 06/15/15       2,400,000  2,507,722

 Pride International, Inc.           7.375% 07/15/14         800,000    824,000

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

 Energy (continued)                                        Par ($)   Value ($)
 Oil & Gas (continued)
 Qatar Petroleum                    5.579% 05/30/11 (a)    1,050,000  1,057,939

 Quicksilver Resources, Inc.        7.125% 04/01/16          360,000    341,100

 Ras Laffan Liquefied Natural Gas   3.437% 09/15/09 (a)    1,521,330  1,473,499
 Co., Ltd.                          5.832% 09/30/16 (a)      640,000    642,298
                                    5.838% 09/30/27 (a)    1,200,000  1,157,808

 Tesoro Corp.                       6.625% 11/01/15 (a)      440,000    423,500

 Valero Energy Corp.                6.875% 04/15/12 (b)    2,945,000  3,135,273
                                    ---------------------- --------- ----------
                                    Oil & Gas Total                  41,044,087

 Pipelines - 0.4%
 Colorado Interstate Gas Co.        6.800% 11/15/15          475,000    478,701

 Pacific Energy Partners LP/Pacific
 Energy Finance Corp.               6.250% 09/15/15          450,000    443,250

 Williams Companies, Inc.           8.125% 03/15/12        1,500,000  1,601,250
                                    ---------------------- --------- ----------
                                    Pipelines Total                   2,523,201
 Energy Total                                                        45,048,288
 Financials - 24.8%
 Banks - 5.6%
 Barclays Bank PLC                  7.375% 06/15/49 (a)(c) 3,900,000  4,217,269

 Chinatrust Commercial Bank         5.625% 12/29/49 (a)(c)   825,000    786,145

 HSBC Bank USA                      3.875% 09/15/09        3,740,000  3,617,571
                                    5.875% 11/01/34        2,250,000  2,236,097

 HSBC Capital Funding LP            9.547% 12/31/49 (a)(c) 2,700,000  3,064,440

 PNC Funding Corp.                  5.125% 12/14/10        1,375,000  1,370,944

 Union Planters Corp.               4.375% 12/01/10        3,250,000  3,158,100

 USB Capital IX                     6.189% 04/15/42 (b)    4,485,000  4,535,927

 Wachovia Capital Trust III         5.800% 03/15/42 (c)    3,130,000  3,138,495

 Wachovia Corp.                     4.375% 06/01/10 (b)    1,225,000  1,195,888
                                    5.350% 03/15/11 (b)    1,505,000  1,515,321

 Wells Fargo & Co.                  5.490% 09/15/09 (c)    1,800,000  1,803,019
                                    ---------------------- --------- ----------
                                    Banks Total                      30,639,216

 Diversified Financial Services - 12.6%
 Air 2 US                           8.027% 10/01/19 (a)      722,391    726,003

 American Express Co.               6.800% 09/01/66        5,000,000  5,278,730

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Financials (continued)                                                  Par ($)   Value ($)
Diversified Financial Services (continued)
American General Finance Corp.     5.400% 12/01/15 (b)                  3,400,000  3,366,160

Ameriprise Financial, Inc.         7.518% 06/01/66                      2,150,000  2,306,023

Capital One Capital III            7.686% 08/15/36                      2,000,000  2,130,984

Capital One Financial Corp.        6.150% 09/01/16                      1,265,000  1,280,007

CIT Group, Inc.                    5.850% 09/15/16 (b)                  6,205,000  6,278,312

Citigroup, Inc.                    5.300% 01/07/16 (b)                  2,890,000  2,873,619

E*Trade Financial Corp.            8.000% 06/15/11                        365,000    377,775

Ford Motor Credit Co.              6.194% 09/28/07 (c)                  3,000,000  2,972,562
                                   7.375% 02/01/11                      2,470,000  2,370,775

Fund American Companies, Inc.      5.875% 05/15/13                      1,557,000  1,538,975

General Electric Capital Corp.     5.510% 12/15/09 (c)                  2,410,000  2,416,789
                                   6.750% 03/15/32 (b)                  5,040,000  5,760,922

General Motors Acceptance Corp.    6.875% 09/15/11                      1,250,000  1,243,377
                                   8.000% 11/01/31                      1,220,000  1,275,609

Goldman Sachs Group, Inc.          5.350% 01/15/16                        850,000    834,310

International Lease Finance Corp.  4.875% 09/01/10 (b)                  1,440,000  1,422,769
                                   6.375% 03/15/09 (b)                  1,550,000  1,588,457

JPMorgan Chase & Co.               4.600% 01/17/11 (b)                  2,660,000  2,600,884

JPMorgan Chase Capital XVIII       6.950% 08/17/36                      5,500,000  5,841,990

LaBranche & Co., Inc.              11.000% 05/15/12                     1,000,000  1,070,000

Lehman Brothers Holdings, Inc.     5.500% 04/04/16 (b)                    150,000    149,446
                                   5.601% 10/22/08 (c)                    600,000    600,659

Morgan Stanley                     4.250% 05/15/10                      3,900,000  3,771,378

PF Export Receivables Master Trust 3.748% 06/01/13 (a)                    815,868    768,001

Residential Capital Corp.          6.375% 06/30/10 (b)                  2,685,000  2,716,624
                                   6.500% 04/17/13                      3,470,000  3,523,934

Windsor Financing LLC              5.881% 07/15/17 (a)                  2,399,323  2,401,626
                                   ------------------------------------ --------- ----------
                                   Diversified Financial Services Total           69,486,700

Insurance - 1.8%
Florida Windstorm Underwriting
Association                        7.125% 02/25/19 (a)                  1,200,000  1,353,307

Hartford Financial Services Group,
Inc.                               4.700% 09/01/07                      2,300,000  2,284,804

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Financials (continued)                                                           Par ($)   Value ($)
Insurance (continued)
ING Groep NV                         5.775% 12/29/49 (c)                         3,105,000   3,063,946

Prudential Financial, Inc.           4.750% 06/13/15 (b)                         1,075,000   1,016,590

Prudential Insurance Co. of America  7.650% 07/01/07 (a)                         2,400,000   2,443,759
                                     ------------------------------------------- --------- -----------
                                     Insurance Total                                        10,162,406

Real Estate - 0.7%
EOP Operating LP                     4.750% 03/15/14 (b)                         2,285,000   2,161,363

Prudential Property                  6.625% 04/01/09                             1,800,000   1,854,707
                                     ------------------------------------------- --------- -----------
                                     Real Estate Total                                       4,016,070

Real Estate Investment Trusts
(REITs) - 2.1%
Archstone-Smith Trust                5.750% 03/15/16 (b)                         1,820,000   1,834,085
                                     6.875% 02/15/08                               296,500     296,269

Health Care Property Investors, Inc. 6.300% 09/15/16                             3,020,000   3,040,195
                                     7.072% 06/08/15                               745,000     783,413

iStar Financial, Inc.                5.125% 04/01/11 (b)                           850,000     833,987
                                     8.750% 08/15/08                             1,209,000   1,282,366

Rouse Co. LP                         6.750% 05/01/13 (a)                         1,000,000     999,352

Simon Property Group LP              5.875% 03/01/17                             2,500,000   2,525,802
                                     ------------------------------------------- --------- -----------
                                     Real Estate Investment Trusts (REITs) Total            11,595,469

Savings & Loans - 2.0%
Washington Mutual Bank               5.125% 01/15/15                             4,860,000   4,692,675
                                     6.750% 05/20/36                             5,735,000   6,159,832
                                     ------------------------------------------- --------- -----------
                                     Savings & Loans Total                                  10,852,507
Financials Total                                                                           136,752,368
Industrials - 4.7%
Aerospace & Defense - 0.7%
DRS Technologies, Inc.               6.625% 02/01/16                               500,000     491,250

L-3 Communications Corp.             5.875% 01/15/15                                75,000      71,250
                                     6.375% 10/15/15                               340,000     330,650

Raytheon Co.                         5.500% 11/15/12                             1,800,000   1,815,599

Sequa Corp.                          9.000% 08/01/09                               420,000     445,725

Systems 2001 Asset Trust             6.664% 09/15/13 (a)                           639,062     672,197
                                     ------------------------------------------- --------- -----------
                                     Aerospace & Defense Total                               3,826,671

Building Materials - 0.0%
Nortek, Inc.                         8.500% 09/01/14                               275,000     259,875
                                     ------------------------------------------- --------- -----------
                                     Building Materials Total                                  259,875

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Industrials (continued)                                                  Par ($)   Value ($)
Electronics - 0.4%
Flextronics International Ltd.     6.250% 11/15/14                         875,000   848,750

Thomas & Betts Corp.               7.250% 06/01/13                       1,200,000 1,258,398
                                   ------------------------------------- --------- ---------
                                   Electronics Total                               2,107,148

Environmental Control - 0.2%
Allied Waste North America, Inc.   7.125% 05/15/16 (b)                     300,000   295,875
                                   7.875% 04/15/13                         950,000   971,375
                                   ------------------------------------- --------- ---------
                                   Environmental Control Total                     1,267,250

Machinery-Construction &
Mining - 0.2%
Caterpillar, Inc.                  6.050% 08/15/36                         790,000   822,392

Terex Corp.                        7.375% 01/15/14                         265,000   266,325
                                   ------------------------------------- --------- ---------
                                   Machinery-Construction & Mining Total           1,088,717

Machinery-Diversified - 0.1%
Manitowoc Co., Inc.                7.125% 11/01/13                         300,000   295,500
                                   ------------------------------------- --------- ---------
                                   Machinery-Diversified Total                       295,500

Miscellaneous Manufacturing - 0.7%
Bombardier, Inc.                   6.300% 05/01/14 (a)                   1,500,000 1,346,250

Siemens Financieringsmaatschappij
NV                                 6.125% 08/17/26 (a)                   1,430,000 1,466,222

Trinity Industries, Inc.           6.500% 03/15/14                         950,000   928,625
                                   ------------------------------------- --------- ---------
                                   Miscellaneous Manufacturing Total               3,741,097

Packaging & Containers - 0.4%
Consolidated Container Co., LLC    (d) 06/15/09 (10.750% 06/15/07)         315,000   302,400

Crown Americas LLC & Crown
Americas Capital Corp.             7.750% 11/15/15                         410,000   415,125

Owens-Brockway Glass Container,    8.875% 02/15/09                       1,800,000 1,849,500
Inc.                               ------------------------------------- --------- ---------
                                   Packaging & Containers Total                    2,567,025

Transportation - 2.0%
Burlington Northern Railroad Co.   9.250% 10/01/06                       1,235,000 1,235,000

Burlington Northern Santa Fe Corp. 7.950% 08/15/30                         945,000 1,192,691

CHC Helicopter Corp.               7.375% 05/01/14                         600,000   565,500

FedEx Corp.                        2.650% 04/01/07                       3,000,000 2,959,482
                                   9.650% 06/15/12                         600,000   722,378

Ship Finance International Ltd.    8.500% 12/15/13                         420,000   405,300

Stena AB                           7.500% 11/01/13                         700,000   687,750

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Industrials (continued)                                           Par ($)   Value ($)
Transportation (continued)
Union Pacific Corp.               4.875% 01/15/15                 1,050,000  1,012,235
                                  6.650% 01/15/11                 2,010,000  2,111,624
                                  ------------------------------- --------- ----------
                                  Transportation Total                      10,891,960
Industrials Total                                                           26,045,243
Technology - 1.0%
Computers - 0.6%
Hewlett-Packard Co.               6.500% 07/01/12 (b)             3,000,000  3,178,200
                                  ------------------------------- --------- ----------
                                  Computers Total                            3,178,200

Office/Business Equipment - 0.2%
Xerox Corp.                       7.125% 06/15/10                 1,000,000  1,040,000
                                  ------------------------------- --------- ----------
                                  Office/Business Equipment Total            1,040,000

Semiconductors - 0.2%
Advanced Micro Devices, Inc.      7.750% 11/01/12                   250,000    253,750

Freescale Semiconductor, Inc.     6.875% 07/15/11                   900,000    947,250
                                  ------------------------------- --------- ----------
                                  Semiconductors Total                       1,201,000
Technology Total                                                             5,419,200
Utilities - 7.0%
Electric - 6.8%
AEP Texas Central Co.             5.500% 02/15/13                 1,200,000  1,193,370

AES Corp.                         7.750% 03/01/14                 1,260,000  1,310,400

Alabama Power Co.                 5.590% 08/25/09 (c)             2,540,000  2,548,115

American Electric Power Co., Inc. 5.250% 06/01/15 (b)             1,810,000  1,760,453

CMS Energy Corp.                  6.875% 12/15/15                   200,000    202,000
                                  8.500% 04/15/11                   125,000    135,000

Commonwealth Edison Co.           5.950% 08/15/16                 2,410,000  2,443,350

Dominion Resources, Inc.          5.664% 09/28/07 (c)             1,350,000  1,350,366

Edison Mission Energy             7.730% 06/15/09                 1,500,000  1,541,250

FPL Energy American Wind LLC      6.639% 06/20/23 (a)             1,249,738  1,289,755

FPL Energy National Wind LLC      5.608% 03/10/24 (a)               216,324    212,040

Hydro Quebec                      8.500% 12/01/29                 1,620,000  2,244,933

Kiowa Power Partners LLC          5.737% 03/30/21 (a)             1,190,000  1,150,623

MidAmerican Energy Holdings Co.   5.875% 10/01/12 (b)             2,700,000  2,749,283

Mirant Mid Atlantic LLC           8.625% 06/30/12                   933,150    989,139

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)

Utilities (continued)                                                       Par ($)    Value ($)
Electric (continued)
Mirant North America LLC         7.375% 12/31/13                               995,000     996,244

MSW Energy Holdings LLC          8.500% 09/01/10                               325,000     334,750

Nevada Power Co.                 9.000% 08/15/13                               800,000     872,885

NRG Energy, Inc.                 7.250% 02/01/14                               300,000     297,750
                                 7.375% 02/01/16                               300,000     298,125

Oncor Electric Delivery Co.      7.250% 01/15/33                             1,800,000   2,041,799

Pacific Gas & Electric Co.       6.050% 03/01/34 (b)                         2,500,000   2,514,530

Progress Energy, Inc.            7.750% 03/01/31                             2,200,000   2,665,304

Southern California Edison Co.   5.625% 02/01/36                             1,325,000   1,285,840

TECO Energy, Inc.                7.000% 05/01/12                               600,000     621,000

Tenaska Alabama II Partners LP   6.125% 03/30/23 (a)                         1,094,252   1,106,891

Virginia Electric & Power Co.    5.400% 01/15/16                             3,360,000   3,303,703
                                 ------------------------------------------ ---------- -----------
                                 Electric Total                                         37,458,898

Gas - 0.2%
Southern California Gas Co.      5.570% 12/01/09 (c)                         1,055,000   1,056,991
                                 ------------------------------------------ ---------- -----------
                                 Gas Total                                               1,056,991
Utilities Total                                                                         38,515,889
                                 ------------------------------------------ ---------- -----------
                                 Total Corporate Fixed-Income Bonds & Notes
                                  (Cost of $408,732,327)                               412,388,352
Government & Agency Obligations - 11.4%
Foreign Government Obligations - 3.0%
Export-Import Bank of Korea      4.625% 03/16/10                             1,550,000   1,515,503

Province of Ontario              5.450% 04/27/16 (b)                         7,000,000   7,187,082

Province of Quebec               5.000% 03/01/16                             3,835,000   3,785,885

State of Qatar                   9.750% 06/15/30 (a)                         1,650,000   2,442,000

United Mexican States            6.625% 03/03/15                               415,000     440,938
                                 6.750% 09/27/34 (b)                         1,200,000   1,273,800
                                 ------------------------------------------ ---------- -----------
                                 Foreign Government Obligations Total                   16,645,208

U.S. Government Agencies - 6.0%
Federal Home Loan Bank System    4.850% 02/15/08                             2,265,000   2,255,122

Federal Home Loan Mortgage Corp. 5.750% 06/27/16                             1,750,000   1,823,691
                                 6.000% 06/27/11                            22,240,000  22,339,813

Federal National Mortgage        6.000% 04/18/36                             2,775,000   2,860,431
Association                      6.125% 08/17/26                             3,900,000   3,951,948
                                 ------------------------------------------ ---------- -----------
                                 U.S. Government Agencies Total                         33,231,005

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)


Government & Agency Obligations (continued)                              Par ($)   Value ($)
U.S. Government Obligations - 2.4%
U.S. Treasury Bonds                4.875% 08/15/16 (b)                   8,620,000  8,782,970
                                   7.250% 08/15/22 (b)                     700,000    885,992

U.S. Treasury Notes                2.750% 08/15/07                         490,000    480,851
                                   4.375% 12/15/10 (b)                     875,000    867,754
                                   4.500% 09/30/11 (e)                   1,845,000  1,837,937
                                   ------------------------------------- --------- ----------
                                   U.S. Government Obligations Total               12,855,504
                                   ------------------------------------- --------- ----------
                                   Total Government & Agency Obligations
                                    (Cost of $61,310,051)                          62,731,717
Asset-Backed Securities - 6.3%
AmeriCredit Automobile
Receivables Trust                  3.930% 10/06/11                       2,700,000  2,654,301

Bay View Auto Trust                4.550% 02/25/14                         600,000    593,846
                                   5.310% 06/25/14                       1,110,000  1,105,168

Capital Auto Receivables Asset
Trust                              5.500% 04/20/10 (a)                   1,250,000  1,255,469

CIT Equipment Collateral           2.830% 12/20/11                       1,597,318  1,581,001

Countrywide Asset-Backed
Certificates                       5.440% 06/25/21 (c)                   2,641,823  2,641,829

Ford Credit Auto Owner Trust       5.670% 06/15/12                       1,500,000  1,509,354

GE Equipment Small Ticket LLC      4.620% 12/22/14 (a)                     617,484    611,077
                                   5.120% 06/22/15 (a)                   1,954,806  1,961,465

Green Tree Financial Corp.         6.870% 01/15/29                         724,218    745,908

GS Auto Loan Trust                 4.980% 11/15/13                       1,521,865  1,514,926

JPMorgan Auto Receivables Trust    5.610% 12/15/14 (a)                   3,000,000  3,000,390

JPMorgan Mortgage Acquisition
Corp.                              5.627% 10/25/35                       1,550,000  1,552,311

Long Beach Auto Receivables Trust  4.522% 06/15/12                       3,200,000  3,155,595

Providian Gateway Master Trust     3.350% 09/15/11 (a)                     600,000    589,952

Residential Asset Mortgage
Products                           4.120% 06/25/33                         769,846    753,460

Residential Asset Securities Corp. 5.440% 06/25/36 (c)                   2,000,000  2,000,002

Residential Funding Mortgage
Securities II, Inc.                5.110% 09/25/35                       1,500,000  1,466,363

Small Business Administration
Participation Certificates         5.570% 03/01/26                       1,156,200  1,173,624

Soundview Home Equity Loan Trust   5.514% 11/25/35 (c)                     851,096    851,016

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)


Asset-Backed Securities (continued)                                  Par ($)   Value ($)

Waverly Community School            5.460% 06/25/36 (c)              2,648,462  2,648,468

WFS Financial Owner Trust           4.760% 05/17/13                  1,200,000  1,183,872
                                    -------------------------------- --------- ----------
                                    Total Asset-Backed Securities
                                     (Cost of $34,681,507)                     34,549,397
Mortgage-Backed Securities - 4.6%
Federal Home Loan Mortgage Corp.    5.500% 07/01/21                  5,403,229  5,400,026

Federal National Mortgage
Association                         9.000% 07/01/19                      6,692      6,832
                                    9.000% 06/01/20                     54,335     58,266
                                    TBA:
                                     5.000% 10/17/21 (f)             1,800,000  1,768,500
                                     5.000% 10/12/36 (f)             1,716,000  1,648,970
                                     5.500% 10/17/21 (f)             1,526,000  1,525,046
                                     5.500% 10/12/36 (f)             5,300,000  5,220,500
                                     6.000% 10/12/36 (f)             7,480,000  7,512,725
                                     6.500% 10/12/36 (f)             2,000,000  2,036,250

Government National Mortgage
Association                         10.000% 10/15/17                     4,074      4,514
                                    10.000% 01/15/19                       343        380
                                    10.500% 01/15/16                    10,326     11,459
                                    10.500% 04/15/20                     2,323      2,600
                                    10.500% 05/15/20                     7,316      8,188
                                    11.500% 05/15/13                     7,620      8,424
                                    12.500% 11/15/10                     4,452      4,880
                                    12.500% 10/15/13                     2,351      2,597
                                    12.500% 11/15/13                     3,169      3,518
                                    12.500% 12/15/13                    10,354     11,495
                                    13.000% 04/15/11                        39         43
                                    14.000% 08/15/11                     2,092      2,355
                                    -------------------------------- --------- ----------
                                    Total Mortgage-Backed Securities
                                     (Cost of $25,066,975)                     25,237,568
Collateralized Mortgage Obligations - 2.7%
Agency - 0.3%
Government National Mortgage
Association
                                    4.954% 05/16/31                  1,365,000  1,321,041
                                    -------------------------------- --------- ----------
                                    Agency Total                                1,321,041

Non-Agency - 2.4%
Citigroup Mortgage Loan Trust, Inc. 5.517% 08/25/35                  1,200,000  1,188,913
                                    5.666% 08/25/35                  1,000,000    984,177
                                    5.598% 03/25/36                  1,000,000    995,834

Countrywide Alternative Loan Trust  5.000% 03/25/20                  4,543,616  4,499,488
                                    5.500% 09/25/35                  2,148,423  2,089,336

First Horizon Alternative Mortgage
Securities                          5.978% 05/25/36 (c)                996,424    981,895

Residential Accredit Loans, Inc.    5.500% 02/25/35                  2,252,571  2,230,911

See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)


Collateralized Mortgage Obligations (continued)                                      Par ($)    Value ($)
Non - Agency (continued)
Wachovia Mortgage Loan Trust LLC 5.435% 05/20/36 (c)                                    499,452     491,484
                                 --------------------------------------------------- ---------- -----------
                                 Non-Agency Total                                                13,462,038
                                 --------------------------------------------------- ---------- -----------
                                 Total Collateralized Mortgage Obligations
                                  (Cost of $14,918,848)                                          14,783,079
Preferred Stocks - 0.6%
Financials - 0.3%                                                                    Shares
Savings & Loans - 0.3%
Washington Mutual Preferred
Funding Delaware
                                 6.534% 03/29/49 (a)(b)                               2,000,000   1,964,800
                                 --------------------------------------------------- ---------- -----------
                                 Savings & Loans Total                                            1,964,800
Financials Total                                                                                  1,964,800
Industrials - 0.3%
Transportation - 0.3%
BNSF Funding Trust I             6.613% 12/15/55 (b)                                  1,500,000   1,507,634
                                 --------------------------------------------------- ---------- -----------
                                 Transportation Total                                             1,507,634
Industrials Total                                                                                 1,507,634
                                 Total Preferred Stocks (Cost of $3,435,501)                      3,472,434
Securities Lending Collateral - 10.3%
                                 State Street Navigator Securities Lending Prime
                                   Portfolio (g)                                     56,744,261  56,744,261
                                 --------------------------------------------------- ---------- -----------
                                 Total Securities Lending Collateral (Cost of
                                  $56,744,261)                                                   56,744,261
Short-Term Obligations - 2.7%                                                        Par $
Commercial Paper - 0.9%
Compass Securities               5.275% 12/15/06                                      1,500,000   1,483,515

Ivory Funding Corp.              5.280% 12/11/06                                      1,500,000   1,484,380

Versailles CDS LLC               5.270% 11/27/06                                      2,000,000   1,983,312
                                 --------------------------------------------------- ---------- -----------
                                 Commercial Paper Total                                           4,951,207
U.S. Government Agencies & Obligations - 0.9%
Federal Home Loan Mortgage Corp. 5.145% 10/17/06                                      4,950,000   4,938,681
                                 --------------------------------------------------- ---------- -----------
                                 U.S. Government Agencies & Obligations Total                     4,938,681
Repurchase Agreement - 0.9%
                                 Repurchase agreement with State Street Bank & Trust
                                 Co., dated 09/29/06, due 10/02/06 at 4.950%,
                                 collateralized by a U.S. Treasury Note maturing
                                 05/31/11, market value of $4,907,137 (repurchase
                                 proceeds $4,811,984)                                 4,810,000   4,810,000
                                 --------------------------------------------------- ---------- -----------
                                 Total Short-Term Obligations (Cost of $14,699,888)              14,699,888

                                 --------------------------------------------------- ---------- -----------
                                 Total Investments - 113.3% (Cost of $619,589,358)(h)           624,606,696

                                 --------------------------------------------------- ---------- -----------
                                 Other Assets & Liabilities, Net - (13.3)%                      (72,493,133)

                                 --------------------------------------------------- ---------- -----------
                                 Net Assets - 100.0%                                            552,113,563

                                See Accompanying Notes to Financial Statements.

Columbia Income Fund (September 30, 2006) (Unaudited)


                              Notes to Investment Portfolio:
                           (a)Security exempt from registration pursuant to
                              Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $60,917,879, which represents 11.0% of net assets.
                           (b)All or a portion of this security is on loan at
                              September 30, 2006. The total market value of securities on loan at September 30, 2006 is $54,148,734.
                           (c)The interest rate shown on floating rate or
                              variable rate securities reflects the rate at September 30, 2006.
                           (d)Step bond. This security is currently not paying
                              a coupon. Shown parenthetically is the interest rate to be paid and the date the Fund will begin accruing at this rate.
                           (e)This security or a portion of this security is
                              pledged as collateral for open futures contracts. At September 30, 2006, the total market value of this security pledged amounted to $298,852.
                           (f)Security purchased on a delayed delivery basis.
                           (g)Investment made with cash collateral received
                              from securities lending activity.
                           (h)Cost for federal income tax purposes is
                              $621,008,570.

                              At September 30, 2006, the Fund held the following open short futures contracts:

                     Number of             Aggregate   Expiration Unrealized
 Type                Contracts Value       Face Value  Date       Depreciation
 ----                --------- ----------- ----------- ---------- ------------
 U.S. Treasury Bonds 243       $27,314,718 $26,910,808  Dec-2006  $(403,910)

                              At September 30, 2006, the asset allocation of the Fund is as follows:

              Asset Allocation                     % of Net Assets
              ----------------                     ---------------
              Corporate Fixed-Income Bonds & Notes       74.7%
              Government & Agency Obligations            11.4
              Asset-Backed Securities                     6.3
              Mortgage-Backed Securities                  4.6
              Collateralized Mortgage Obligations         2.7
              Preferred Stocks                            0.6
              Securities Lending Collateral              10.3
              Short-Term Obligations                      2.7
              Other Assets & Liabilities, Net           (13.3)
                                                        -----
                                                        100.0%
                                                        =====

                            Acronym Name
                            ------- ----
                              TBA   To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia Income Fund
(September 30, 2006) (Unaudited)



                                                                                              ($)
Assets                    Investments, at cost                                                619,589,358
                          Investments, at value (including securities on loan of $54,148,734) 624,606,696
                          Cash                                                                    916,358
                          Receivable for:
                           Investments sold                                                     9,946,989
                           Fund shares sold                                                     1,240,242
                           Interest                                                             6,944,061
                           Dollar roll fee income                                                  11,187
                          Deferred Trustees' compensation plan                                     29,980
                          Other assets                                                              5,244
                          ------------------------------------------------------------------- -----------
                          Total Assets                                                        643,700,757

Liabilities               Collateral on securities loaned                                      56,744,261
                          Payable for:
                           Investments purchased                                               13,019,969
                           Investments purchased on a delayed delivery basis                   19,685,194
                           Fund shares repurchased                                                379,693
                           Distributions                                                        1,088,508
                           Investment advisory fee                                                185,821
                           Administration fee                                                      57,421
                           Transfer agent fee                                                     222,971
                           Pricing and bookkeeping fees                                            17,688
                           Trustees' fees                                                             235
                           Custody fee                                                              5,177
                           Distribution and service fees                                           51,772
                           Chief compliance officer expenses                                        1,614
                          Deferred Trustees' fees                                                  29,980
                          Deferred dollar roll fee income                                           2,754
                          Other liabilities                                                        94,136
                          ------------------------------------------------------------------- -----------
                          Total Liabilities                                                    91,587,194

                          ------------------------------------------------------------------- -----------
                          Net Assets                                                          552,113,563

Composition of Net Assets Paid-in capital                                                     582,855,646
                          Overdistributed net investment income                                (2,777,424)
                          Accumulated net realized loss                                       (32,578,087)
                          Net unrealized appreciation (depreciation) on:
                           Investments                                                          5,017,338
                           Futures contracts                                                     (403,910)
                          ------------------------------------------------------------------- -----------
                          Net Assets                                                          552,113,563

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) - Columbia Income Fund

(September 30, 2006) (Unaudited)

Class A Net assets                                               $112,259,152
        Shares outstanding                                         11,613,546
        Net asset value per share                                $       9.67(a)
        Maximum offering price per share ($9.67/0.9525)          $      10.15(b)

Class B
        Net assets                                               $ 22,397,861
        Shares outstanding                                          2,317,133
        Net asset value and offering price per share             $       9.67(a)

Class C
        Net assets                                               $ 14,823,894
        Shares outstanding                                          1,533,589
        Net asset value and offering price per share             $       9.67(a)

Class Z
        Net assets                                               $402,632,656
        Shares outstanding                                         41,653,654
        Net asset value, offering and redemption price per share $       9.67

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia Income Fund

(For the Six Months Ended September 30, 2006) (Unaudited)

                                                                                                 ($)
Investment Income                 Interest                                                       15,226,669
                                  Securities lending                                                  6,966
                                  Dollar roll fee income                                             32,877
                                  -------------------------------------------------------------- ----------
                                  Total Investment Income                                        15,266,512

Expenses                          Investment advisory fee                                         1,068,535
                                  Administration fee                                                331,395
                                  Distribution fee:
                                   Class B                                                           85,252
                                   Class C                                                           53,154
                                  Service fee:
                                   Class A                                                          130,720
                                   Class B                                                           28,417
                                   Class C                                                           17,697
                                  Transfer agent fee                                                172,623
                                  Pricing and bookkeeping fees                                       92,010
                                  Trustees' fees                                                     14,632
                                  Custody fee                                                        18,169
                                  Chief compliance officer expenses (See Note 4)                      3,228
                                  Non-recurring costs (See Note 9)                                      935
                                  Other expenses                                                    229,918
                                  -------------------------------------------------------------- ----------
                                  Total Expenses                                                  2,246,685

                                  Fees waived by Distributor - Class C                              (10,682)
                                  Non-recurring costs assumed by Investment Advisor (See Note 9)       (935)
                                  Custody earnings credit                                           (11,059)
                                  -------------------------------------------------------------- ----------
                                  Net Expenses                                                    2,224,009

                                  -------------------------------------------------------------- ----------
                                  Net Investment Income                                          13,042,503

Net Realized and Unrealized Gain  Net realized gain (loss) on:
(Loss) on Investments and Futures  Investments                                                   (4,587,489)
Contracts                          Futures contracts                                               (184,757)
                                  Net realized loss due to a trading error (See Note 8)                  --
                                  -------------------------------------------------------------- ----------
                                  Net realized loss                                              (4,772,246)

                                  Net change in unrealized appreciation (depreciation) on:
                                   Investments                                                    9,079,970
                                   Futures contracts                                               (403,910)
                                  -------------------------------------------------------------- ----------
                                   Net change in unrealized appreciation (depreciation)           8,676,060
                                  -------------------------------------------------------------- ----------
                                  Net Gain                                                        3,903,814

                                  -------------------------------------------------------------- ----------
                                  Net Increase in Net Assets from Operations                     16,946,317

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia Income Fund


                                                                                    (Unaudited)
                                                                                    Six Months     Year
                                                                                    Ended          Ended
                                                                                    September 30,  March 31,
Increase (Decrease) in Net Assets:                                                  2006 ($)       2006 ($)
Operations                         Net investment income                               13,042,503    27,586,983
                                   Net realized gain (loss) on investments, foreign
                                     currency transactions and futures contracts       (4,772,246)    3,366,286
                                   Net change in unrealized appreciation
                                     (depreciation) on investments, foreign
                                     currency transactions and futures contracts        8,676,060   (14,821,817)
                                   ------------------------------------------------ -------------  ------------
                                   Net Increase from Operations                        16,946,317    16,131,452

Distributions Declared to          From net investment income:
Shareholders                        Class A                                            (2,697,819)   (5,077,776)
                                    Class B                                              (501,211)   (1,084,622)
                                    Class C                                              (322,905)     (535,188)
                                    Class Z                                            (9,986,663)  (23,998,853)
                                   ------------------------------------------------ -------------  ------------
                                   Total Distributions Declared to Shareholders       (13,508,598)  (30,696,439)

Share Transactions                 Class A:
                                    Subscriptions                                      20,812,877    25,064,558
                                    Distributions reinvested                            1,947,423     3,387,392
                                    Redemptions                                       (11,535,071)  (21,812,170)
                                   ------------------------------------------------ -------------  ------------
                                    Net Increase                                       11,225,229     6,639,780

                                   Class B:
                                    Subscriptions                                       2,567,114     5,204,620
                                    Distributions reinvested                              346,657       722,045
                                    Redemptions                                        (4,262,761)   (6,959,734)
                                   ------------------------------------------------ -------------  ------------
                                    Net Decrease                                       (1,348,990)   (1,033,069)

                                   Class C:
                                    Subscriptions                                       3,963,847     5,382,863
                                    Distributions reinvested                              218,438       333,951
                                    Redemptions                                        (2,493,376)   (3,202,512)
                                   ------------------------------------------------ -------------  ------------
                                    Net Increase                                        1,688,909     2,514,302

                                   Class Z:
                                    Subscriptions                                      84,809,261   205,890,666
                                    Distributions reinvested                            5,199,911    17,019,845
                                    Redemptions                                       (41,412,209) (394,756,253)
                                   ------------------------------------------------ -------------  ------------
                                    Net Increase (Decrease)                            48,596,963  (171,845,742)

                                   Net Increase (Decrease) from Share
                                     Transactions                                      60,162,111  (163,724,729)

                                   ------------------------------------------------ -------------  ------------
                                   Total Increase (Decrease) in Net Assets             63,599,830  (178,289,716)

Net Assets                         Beginning of period                                488,513,733   666,803,449
                                   End of period                                      552,113,563   488,513,733
                                   Overdistributed net investment income at end of
                                     period                                            (2,777,424)   (2,311,329)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) - Columbia Income Fund


                                                       (Unaudited)
                                                       Six Months     Year
                                                       Ended          Ended
                                                       September 30,  March 31,
                                                       2006           2006
Changes in Shares Class A:
                   Subscriptions                           2,188,628    2,548,855
                   Issued for distributions reinvested       203,908      344,181
                   Redemptions                            (1,209,906)  (2,221,904)
                  ------------------------------------ -------------  -----------
                   Net Increase                            1,182,630      671,132

                  Class B:
                   Subscriptions                             269,284      528,266
                   Issued for distributions reinvested        36,309       73,323
                   Redemptions                              (447,970)    (706,644)
                  ------------------------------------ -------------  -----------
                   Net Decrease                             (142,377)    (105,055)

                  Class C:
                   Subscriptions                             415,202      546,276
                   Issued for distributions reinvested        22,873       33,957
                   Redemptions                              (260,857)    (325,025)
                  ------------------------------------ -------------  -----------
                   Net Increase                              177,218      255,208

                  Class Z:
                   Subscriptions                           8,893,414   20,886,752
                   Issued for distributions reinvested       544,593    1,719,251
                   Redemptions                            (4,344,341) (40,012,824)
                  ------------------------------------ -------------  -----------
                   Net Increase (Decrease)                 5,093,666  (17,406,821)

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
                                  (Unaudited)
                                  Six Months                            Period                                Period
                                  Ended                                 Ended                                 Ended
                                  September 30,   Year Ended March 31,  March 31,       Year Ended June 30,   June 30,
                                  2006            --------------------  2004 (a)(b)    ------------------     2001 (c)(d)
                                  -------------   2006         2005     -----------    2003 (c)    2002 (c)   -----------
-----------------------------------               -----------------------              -----------------------
Net Asset Value, Beginning of
 Period                           $   9.62        $   9.89     $ 10.21  $ 10.10        $  9.44     $ 9.54     $ 9.21

Income from Investment
 Operations:
Net investment income (e)             0.24            0.45        0.47     0.39           0.45       0.60(f)    0.61
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures
  contracts                           0.06           (0.21)      (0.27)    0.15           0.75      (0.08)(f)   0.32
                                  --------        --------     -------  -------        -------     ------     ------
Total from Investment
  Operations                          0.30            0.24        0.20     0.54           1.20       0.52       0.93

Less Distributions Declared to
 Shareholders:
From net investment income           (0.25)          (0.51)      (0.52)   (0.43)         (0.54)     (0.62)     (0.60)
Return of capital                       --              --          --       --             --         --(g)      --
                                  --------        --------     -------  -------        -------     ------     ------
Total Distributions Declared to
  Shareholders                       (0.25)          (0.51)      (0.52)   (0.43)         (0.54)     (0.62)     (0.60)

Net Asset Value, End of Period    $   9.67        $   9.62     $  9.89  $ 10.21        $ 10.10     $ 9.44     $ 9.54
Total return (h)                      3.14%(i)(j)     2.39%(k)    2.00%    5.50%(j)(k)   13.18%(k)   5.53%     10.41%(j)

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (l)                1.00%(m)        1.01%       0.97%    1.14%(m)       1.23%      1.10%      1.12%(m)
Interest expense                        --              --          --       --%(m)(n)      --         --         --
Expenses (l)                          1.00%(m)        1.01%       0.97%    1.14%(m)       1.23%      1.10%      1.12%(m)
Net investment income (l)             4.97%(m)        4.57%       4.66%    5.20%(m)       5.12%      6.32%(f)   7.08%(m)
Waiver/reimbursement                    --              --          --     0.03%(m)       0.05%        --         --
Portfolio turnover rate                 70%(j)         147%         36%      93%(j)         96%       136%(o)    128%(o)
Net assets, end of period (000's) $112,259        $100,295     $96,568  $92,053        $89,740     $  204     $    1

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.40% to 6.32%. Per share data and ratios for the period prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g)Rounds to less than $0.01 per share.
(h)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i)Total return includes a voluntary reimbursement by the Investment Advisor for a realized loss due to a trading error.
(j)Not annualized.
(k)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(l)The benefits derived from custody credits had an impact of less than 0.01%.
(m)Annualized.
(n)Rounds to less than 0.01%.
(o)Portfolio turnover disclosed is for the SR&F Income Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares
                                                        (Unaudited)
                                                        Six Months                          Period         Period
                                                        Ended                               Ended          Ended
                                                        September 30,  Year Ended March 31, March 31,      June 30,
                                                        2006           -------------------  2004 (a)(b)    2003 (c)(d)
                                                        -------------  2006        2005     -----------    -----------
---------------------------------------------------------              ----------------------
Net Asset Value, Beginning of Period                    $  9.62        $  9.89     $ 10.21  $ 10.10        $  9.47

Income from Investment Operations:
Net investment income (e)                                  0.20           0.38        0.39     0.33           0.40
Net realized and unrealized gain (loss) on investments,
  foreign currency and futures contracts                   0.06          (0.22)      (0.27)    0.15           0.68
                                                        -------        -------     -------  -------        -------
Total from Investment Operations                           0.26           0.16        0.12     0.48           1.08

Less Distributions Declared to Shareholders:
From net investment income                                (0.21)         (0.43)      (0.44)   (0.37)         (0.45)

Net Asset Value, End of Period                          $  9.67        $  9.62     $  9.89  $ 10.21        $ 10.10
Total return (f)                                           2.76%(g)(h)    1.63%(i)    1.25%    4.91%(h)(i)   11.78%(h)(i)

Ratios to Average Net Assets/Supplemental Data:
Operating expenses (j)                                     1.75%(k)       1.76%       1.72%    1.89%(k)       1.99%(k)
Interest expense                                             --             --          --       --%(k)(l)      --
Expenses (j)                                               1.75%(k)       1.76%       1.72%    1.89%(k)       1.99%(k)
Net investment income (j)                                  4.23%(k)       3.83%       3.91%    4.46%(k)       4.39%(k)
Waiver/reimbursement                                         --             --          --     0.03%(k)       0.11%(k)
Portfolio turnover rate                                      70%(h)        147%         36%      93%(h)         96%
Net assets, end of period (000's)                       $22,398        $23,649     $25,375  $29,534        $32,430

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class B shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Total return includes a voluntary reimbursement by the Investment Advisor for a realized loss due to a trading error.
(h)Not annualized.
(i)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
                                                        (Unaudited)
                                                        Six Months                          Period        Period
                                                        Ended                               Ended         Ended
                                                        September 30,  Year Ended March 31, March 31,     June 30,
                                                        2006           -------------------  2004 (a)(b)   2003 (c)(d)
                                                        -------------  2006       2005      -----------   -----------
---------------------------------------------------------              ----------------------
Net Asset Value, Beginning of Period                    $  9.62        $  9.89    $ 10.21   $10.10        $ 9.47

Income from Investment Operations:
Net investment income (e)                                  0.21           0.39       0.41     0.34          0.42
Net realized and unrealized gain (loss) on investments,
  foreign currency and futures contracts                   0.06          (0.21)     (0.27)    0.15          0.68
                                                        -------        -------    -------   ------        ------
Total from Investment Operations                           0.27           0.18       0.14     0.49          1.10

Less Distributions Declared to Shareholders:
From net investment income                                (0.22)         (0.45)     (0.46)   (0.38)        (0.47)

Net Asset Value, End of Period                          $  9.67        $  9.62    $  9.89   $10.21        $10.10
Total return (f)(g)                                        2.84%(h)(i)    1.78%      1.40%    5.03%(i)     11.94%(i)

Ratios to Average Net Assets/Supplemental Data:
Operating expenses (j)                                     1.60%(k)       1.61%      1.57%    1.74%(k)      1.84%(k)
Interest expense                                             --             --         --       --%(k)(l)     --
Expenses (j)                                               1.60%(k)       1.61%      1.57%    1.74%(k)      1.84%(k)
Net investment income (j)                                  4.37%(k)       3.96%      4.06%    4.52%(k)      4.51%(k)
Waiver/reimbursement                                       0.15%(k)       0.15%      0.15%    0.18%(k)      0.23%(k)
Portfolio turnover rate                                      70%(i)        147%        36%      93%(i)        96%
Net assets, end of period (000's)                       $14,824        $13,042    $10,895   $9,185        $5,522


(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(d)Class C shares were initially offered on July 15, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(g)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)Total return includes a voluntary reimbursement by the Investment Advisor for a realized loss due to a trading error.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Income Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
                                  (Unaudited)
                                  Six Months                             Period
                                  Ended                                  Ended
                                  September 30,    Year Ended March 31,  March 31,                Year Ended June 30,
                                  2006            ---------------------  2004 (a)(b)     ---------------------------------
                                  -------------   2006         2005      -----------     2003 (c)(d) 2002 (d)     2001 (d)
-----------------------------------               ------------------------               -------------------------------------
Net Asset Value, Beginning of
 Period                           $   9.62        $   9.89     $  10.21  $  10.10        $   9.44    $   9.54     $   9.15

Income from Investment
 Operations:
Net investment income (e)             0.25            0.48         0.49      0.41            0.53        0.63(f)      0.69
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and futures contracts      0.06           (0.22)       (0.26)     0.16            0.71       (0.09)(f)     0.39
                                  --------        --------     --------  --------        --------    --------     --------
Total from Investment Operations      0.31            0.26         0.23      0.57            1.24        0.54         1.08

Less Distributions Declared to
 Shareholders:
From net investment income           (0.26)          (0.53)       (0.55)    (0.46)          (0.58)      (0.64)       (0.69)
Return of capital                       --              --           --        --              --         -- (g)        --
                                  --------        --------     --------  --------        --------    --------     --------
Total Distributions Declared to
  Shareholders                       (0.26)          (0.53)       (0.55)    (0.46)          (0.58)      (0.64)       (0.69)
Net Asset Value, End of Period    $   9.67        $   9.62     $   9.89  $  10.21        $  10.10    $   9.44     $   9.54
Total return (h)                      3.27%(i)(j)     2.64%(k)     2.33%     5.80%(j)(k)    13.61%       5.80%       12.20%

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (l)                0.75%(m)        0.76%        0.72%     0.82%(m)        0.84%       0.85%        0.86%
Interest expense                        --              --           --        -- (m)(n)       --          --           --
Total net expenses (l)                0.75%(m)        0.76%        0.72%     0.82%(m)        0.84%       0.85%        0.86%
Net investment income (l)             5.23%(m)        4.82%        4.91%     5.46%(m)        5.51%       6.57%(f)     7.32%
Waiver/reimbursement                    --              --           --      0.02%(m)          --          --           --
Portfolio turnover rate                 70%(j)         147%          36%       93%(j)          96%        136%(o)      128%(o)
Net assets, end of period (000's) $402,633        $351,529     $533,965  $425,402        $427,959    $327,121     $266,091

(a)On October 13, 2003, the Liberty Income Fund was renamed Columbia Income
   Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Effective July 15, 2002, the Stein Roe Income Fund's Class S shares were redesignated Liberty Income Fund Class Z shares.
(d)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Income Portfolio, prior to the portfolio liquidation.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Effective July 1, 2001, the SR&F Income Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.65% to 6.57%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g)Rounds to less than $0.01 per share.
(h)Total return at net asset value assuming all distributions reinvested.
(i)Total return includes a voluntary reimbursement by the Investment Advisor for a realized loss due to a trading error.
(j)Not annualized.
(k)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(l)The benefits derived from custody credits had an impact of less than 0.01%.
(m)Annualized.
(n)Rounds to less than 0.01%.
(o)Portfolio turnover disclosed is for the SR&F Income Portfolio.

                                See Accompanying Notes to Financial Statements.

Notes To Financial Statements - Columbia Income Fund (September 30, 2006)

(Unaudited)

Note 1. Organization
Columbia Income Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal
The Fund seeks its total return by investing for a high level of current income and, to a lesser extent, capital appreciation.

Fund Shares
The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which the shares are purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign

Columbia Income Fund (September 30, 2006) (Unaudited)


securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Delayed Delivery Securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records as segregated in an amount equal to the delayed delivery commitment.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of

Columbia Income Fund (September 30, 2006) (Unaudited)


mortgage dollar rolls may depend upon the Advisor's ability to predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Futures Contracts
The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia") of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Income Recognition
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities.

Foreign Currency Transactions
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses), are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are

Columbia Income Fund (September 30, 2006) (Unaudited)


indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund's expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The tax character of distributions paid during the year ended March 31, 2006 was as follows:

                                             March 31, 2006
                    Distributions paid from:
                    Ordinary Income*            $30,696,439
                    Long-Term Capital Gains              --

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

                    Unrealized appreciation     $ 9,088,831
                    Unrealized depreciation      (5,490,705)
                    Net unrealized appreciation $ 3,598,126

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  2008                             $ 7,932,135
                  2009                               8,620,038
                  2010                               1,393,345
                  2011                               2,985,140
                  2014                               3,709,710
                  Total                            $24,640,368

Of the capital loss carryforwards attributable to the Fund, $10,086,973 ($4,838,296 will expire March 31, 2008, $3,855,332 will expire March 31, 2009 and $1,393,345 will expire March 31, 2010) was obtained in the merger with the Liberty Income Fund.

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption. This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia, an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   First $500 million              0.420%
                   $500 million to $1 billion      0.375%
                   $1 billion to $1.5 billion      0.370%
                   $1.5 billion to $3 billion      0.340%
                   $3 billion to $6 billion        0.330%
                   Over $6 billion                 0.320%

For the six months ended September 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.42% of the Fund's average daily net assets.

Administration Fee
Columbia provides administrative and other services to the Fund for a monthly administration fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   First $100 million              0.150%
                   $100 million to $1 billion      0.125%
                   Over $1 billion                 0.100%

Columbia Income Fund (September 30, 2006) (Unaudited)



For the six months ended September 30, 2006, the Fund's annualized effective administration fee rate was 0.13% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.036% of the Fund's average daily net assets.

Transfer Agent Fee
Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses and net of fee waivers, was 0.07% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts of $10,294 on sales of the Fund's Class A shares and net CDSC fees of $19, $25,570 and $3,117 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Columbia Income Fund (September 30, 2006) (Unaudited)



Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" in the Statement of Operations.

Note 5. Portfolio Information
For the six months ended September 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $406,630,682 and $353,761,579, respectively, of which $157,310,566 and $200,376,136, respectively, were U.S. Government securities.

Note 6. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended September 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Securities Lending
The Fund commenced a securities lending program in August, 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Other
During the period ended September 30, 2006, the Fund had a realized loss due to a trading error. The loss of $3,209 was reimbursed by Columbia.

Note 9. Disclosure of Significant Risks and Contingencies

High-Yield Securities
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital

Columbia Income Fund (September 30, 2006) (Unaudited)


Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

Columbia Income Fund (September 30, 2006) (Unaudited)



On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended September 30, 2006, Columbia has assumed $935 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Columbia Funds

       -----------------------------------------------------------------
       Growth Funds               Columbia Acorn Fund
                                  Columbia Acorn Select
                                  Columbia Acorn USA
                                  Columbia Large Cap Growth Fund
                                  Columbia Marsico 21st Century Fund
                                  Columbia Marsico Focused Equities Fund
                                  Columbia Marsico Growth Fund
                                  Columbia Mid Cap Growth Fund
                                  Columbia Small Cap Growth Fund I
                                  Columbia Small Cap Growth Fund II
       -----------------------------------------------------------------
       Core Funds                 Columbia Common Stock Fund
                                  Columbia Large Cap Core Fund
                                  Columbia Small Cap Core Fund
       -----------------------------------------------------------------
       Value Funds                Columbia Disciplined Value Fund
                                  Columbia Dividend Income Fund
                                  Columbia Large Cap Value Fund
                                  Columbia Mid Cap Value Fund
                                  Columbia Small Cap Value Fund I
                                  Columbia Small Cap Value Fund II
                                  Columbia Strategic Investor Fund
       -----------------------------------------------------------------
       Asset Allocation/Hybrid    Columbia Asset Allocation Fund
       Funds                      Columbia Asset Allocation Fund II
                                  Columbia Balanced Fund
                                  Columbia Liberty Fund
                                  Columbia LifeGoal/TM/ Balanced Growth
                                  Portfolio
                                  Columbia LifeGoal/TM/ Growth Portfolio
                                  Columbia LifeGoal/TM/ Income Portfolio
                                  Columbia LifeGoal/TM/ Income and
                                  Growth Portfolio
                                  Columbia Masters Global Equity
                                  Portfolio
                                  Columbia Masters Heritage Portfolio
                                  Columbia Masters International Equity
                                  Portfolio
                                  Columbia Thermostat Fund
       -----------------------------------------------------------------
       Index Funds                Columbia Large Cap Enhanced Core Fund
                                  Columbia Large Cap Index Fund
                                  Columbia Mid Cap Index Fund
                                  Columbia Small Cap Index Fund
       -----------------------------------------------------------------
       Specialty Funds            Columbia Convertible Securities Fund
                                  Columbia Real Estate Equity Fund
                                  Columbia Technology Fund
       -----------------------------------------------------------------
       Global/International Funds Columbia Acorn International
                                  Columbia Acorn International Select
                                  Columbia Global Value Fund
                                  Columbia Greater China Fund
                                  Columbia International Stock Fund
                                  Columbia International Value Fund
                                  Columbia Marsico International
                                  Opportunities Fund
                                  Columbia Multi-Advisor International
                                  Equity Fund
                                  Columbia World Equity Fund

          ------------------------------------------------------------
          Taxable Bond Funds    Columbia Conservative High Yield Fund
                                Columbia Core Bond Fund
                                Columbia Federal Securities Fund
                                Columbia High Income Fund
                                Columbia High Yield Opportunity Fund
                                Columbia Income Fund
                                Columbia Intermediate Bond Fund
                                Columbia Short Term Bond Fund
                                Columbia Strategic Income Fund
                                Columbia Total Return Bond Fund
                                Columbia U.S. Treasury Index Fund
          ------------------------------------------------------------
          Tax-Exempt Bond Funds Columbia California Tax-Exempt Fund
                                Columbia California Intermediate
                                Municipal Bond Fund
                                Columbia Connecticut Tax-Exempt Fund
                                Columbia Connecticut Intermediate
                                Municipal Bond Fund
                                Columbia Georgia Intermediate
                                Municipal Bond Fund
                                Columbia High Yield Municipal Fund
                                Columbia Intermediate Municipal Bond
                                Fund
                                Columbia Massachusetts Intermediate
                                Municipal Bond Fund
                                Columbia Massachusetts Tax-Exempt Fund
                                Columbia Maryland Intermediate
                                Municipal Bond Fund
                                Columbia North Carolina Intermediate
                                Municipal Bond Fund
                                Columbia New York Tax-Exempt Fund
                                Columbia New Jersey Intermediate
                                Municipal Bond Fund
                                Columbia New York Intermediate
                                Municipal Bond Fund
                                Columbia Oregon Intermediate
                                Municipal Bond Fund
                                Columbia Rhode Island Intermediate
                                Municipal Bond Fund
                                Columbia South Carolina Intermediate
                                Municipal Bond Fund
                                Columbia Short Term Municipal Bond
                                Fund
                                Columbia Tax-Exempt Fund
                                Columbia Virginia Intermediate
                                Municipal Bond Fund
          ------------------------------------------------------------
          Money Market Funds    Columbia California Tax-Exempt
                                Reserves
                                Columbia Cash Reserves
                                Columbia Connecticut Municipal
                                Reserves
                                Columbia Government Plus Reserves
                                Columbia Government Reserves
                                Columbia Massachusetts Municipal
                                Reserves
                                Columbia Money Market Reserves
                                Columbia Municipal Reserves
                                Columbia New York Tax-Exempt Reserves
                                Columbia Prime Reserves
                                Columbia Tax-Exempt Reserves
                                Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.
Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia Income Fund

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Income Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Income Fund

Semiannual Report - September 30, 2006
                                    [LOGO]

Columbia Management/(R)/

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/114338-0906 (4/06) 06/30978

[LOGO]Columbia Management/R/


                                                                  --------------

Columbia Intermediate Bond Fund

Semiannual Report - September 30, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                             September 30, 2006

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    2

                       Fund Profile                   3

                       Investment Portfolio           4

                       Statement of Assets and
                       Liabilities                   20

                       Statement of Operations       22

                       Statement of Changes in Net
                       Assets                        23

                       Financial Highlights          25

                       Notes to Financial Statements 30

                       Important Information
                       About This Report             37

  The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO]

Christopher L. Wilson


                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

         /s/Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia Intermediate Bond Fund


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Growth of a $10,000 investment 10/01/96 - 09/30/06 ($)

                          Sales charge          without          with
                          Class A               18,538           17,655
                          Class B               17,904           17,904
                          Class C               18,030           18,030
                          Class R               18,504           18,504
                          Class Z               18,838              n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia Intermediate Bond Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The growth of $10,000 with sales charge for Class A is calculated with an initial sales charge of 4.75%.

    Average annual total return as of 09/30/06 (%)
    Share class    A            B             C            R        Z
    ------------------------------------------------------------------------
    Inception      07/31/00     02/01/02      02/01/02     01/23/06 12/05/78
    ------------------------------------------------------------------------
    Sales charge   without with without with  without with without  without
    6-month
      (cumulative) 3.41    0.09 3.03     0.03 3.10    2.10 3.28     3.54
    1-year         3.51    0.15 2.74    -0.22 2.89    1.90 3.32     3.76
    5-year         5.00    3.97 4.27     4.27 4.41    4.41 4.96     5.26
    10-year        6.37    5.85 6.00     6.00 6.07    6.07 6.35     6.54

The "with sales charge" returns include the maximum initial sales charge of 3.25% for Class A shares, the applicable contingent deferred sales charge (3% in the first year, declining to 1% in the fourth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower. Prior to August 22, 2005, new purchases of Class A shares had a maximum initial sales charge of 4.75%. The 5 and 10-year average annual returns with sales charge as of 9/30/06 include the previous sales charge of 4.75%. The 6-month cumulative and 1-year return with sales charge as of 9/30/06 include the new sales charge of 3.25%.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Class R and Z shares are sold at net asset value with no Rule 12b-1 fees. Class R and Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Class A, B, C and R are newer classes of shares. Class A share performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to its inception. Class B and C share performance information includes returns of the fund's Class A shares for the period from July 31, 2000 through February 1, 2002 and for periods prior thereto, the fund's Class Z shares (the oldest existing fund class). The returns for Class R include the returns of Class A prior to 01/23/06, the date on which Class R was initially offered by the fund. The returns shown for Class R also include the performance of Class Z prior to the inception of Class A (07/31/00). These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class Z shares and the newer classes of shares. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer classes of shares would have been lower, since the newer classes of shares are subject to a Rule 12b-1 fee. Class A shares were initially offered on July 31, 2000, Class B and Class C shares were initially offered on February 1, 2002, Class R shares were initially offered on January 23, 2006, and Class Z shares were initially offered on December 5, 1978.

                            Net asset value per share

                            as of 09/30/06 ($)
                            Class A                  8.82
                            Class B                  8.82
                            Class C                  8.82
                            Class R                  8.82
                            Class Z                  8.82
                            Distributions declared per share

                            04/01/06 - 09/30/06 ($)
                            Class A                  0.21
                            Class B                  0.18
                            Class C                  0.19
                            Class R                  0.20
                            Class Z                  0.22

Understanding Your Expenses - Columbia Intermediate Bond Fund


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.


04/01/06 - 09/30/06

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual   Hypothetical Actual  Hypothetical       Actual
Class A 1,000.00    1,000.00        1,034.09 1,020.86     4.28    4.26                0.84
Class B 1,000.00    1,000.00        1,030.28 1,017.10     8.09    8.04                1.59
Class C 1,000.00    1,000.00        1,030.98 1,017.85     7.33    7.28                1.44
Class R 1,000.00    1,000.00        1,031.03 1,017.85     7.33    7.28                1.09
Class Z 1,000.00    1,000.00        1,035.40 1,022.11     3.01    2.99                0.59

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the Investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile - Columbia Intermediate Bond Fund


 Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary


                                          [GRAPHIC] +3.41%
                                                    Class A shares
                                                    (without sales charge)

                                          [GRAPHIC] +3.73%
                                                    Lehman Brothers U.S.
                                                    Aggregate Bond Index

  Management Style

  Fixed-Income
                                      [GRAPHIC]

  Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
Summary
.. For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.41% without sales charge. Shares returned 3.54%. The fund's return was lower than the 3.73% return of its benchmark, the Lehman Brothers U.S. Aggregate Bond Index for the same period./1/ The fund incurs fees that the index does not. The fund slightly outperformed the average return of its peer group, the Lipper Intermediate Investment Grade Debt Classification, which was 3.30% for the period./2/ The fund benefited from its exposure to non-Treasury sectors of the fixed-income market.

.. During the first half of the reporting period, corporate bonds performed poorly, as investors became cautious in their outlook for interest rates and concerned about inflation. However, they staged a strong rebound in the second half as improved outlooks for inflation and interest rates made investors more willing to take on credit risk. Wireline telecommunications and electric utilities were especially strong sectors of the market, in part because these businesses have seen very little in the way of mergers, leveraged buyouts and other shareholder-friendly activities that can potentially place debt holders at a disadvantage. By contrast, the fund's positions in the gaming area were negatively affected by the widely publicized leveraged buyout of Harrah's. Energy investments were helpful for much of the period, but did poorly in September as commodity prices dipped.

.. The fund remained overweight in the investment-grade sector and maintained a neutral view of the high-yield market. Corporate earnings have been good, but economic growth is slowing, labor costs are on the rise and inflation remains a background concern. The housing market may continue to soften, but ultimately should receive support from the favorable employment picture.

Portfolio Management

Carl W. Pappo is the lead manager for the fund. He has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Ann T. Peterson has co-managed the fund since March 2005 and has been with the advisor or its predecessors or affiliate organizations since 1993.

Thomas LaPointe has co-managed the Columbia Intermediate Bond Fund since March 2003 and has been with the advisor or its predecessors or affiliate organizations since 1999.

Marie M. Schofield co-managed the fund from March 2005 until November 2006 and has been with the advisor or its predecessors or affiliate organizations since 1990.

--------------------------------------------------------------------------------
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page. Investing in fixed-income securities may involve certain risks, including the credit quality of individual issuers, possible prepayments, market or economic developments and yield and share price fluctuations due to changes in interest rates. When interest rates go up, bond prices typically drop, and vice versa. Investing in high-yield securities (commonly known as "junk" bonds) offers the potential for high current income and attractive total return but involves certain risks. Changes in economic conditions or other circumstances may adversely affect a junk bond issuer's ability to make principal and interest payments. Rising interest rates tend to lower the value of all bonds.
High-yield bonds issued by foreign entities have greater potential risks, including less regulation, currency fluctuations, economic instability and political developments.
/1/The Lehman Brothers U.S. Aggregate Bond Index is a market value-weighted index that tracks the daily price, coupon, pay-downs, and total return performance of fixed-rate, publicly placed, dollar denominated, and non-convertible investment grade debt issues with at least $250 million par amount outstanding and with at least one year to final maturity. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.
/2/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Investment Portfolio - Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Corporate Fixed-Income Bonds & Notes - 44.9%

Basic Materials - 0.6%                                         Par ($)    Value ($)
Chemicals - 0.3%
Chemtura Corp.                   6.875% 06/01/16                  605,000    596,681

Eastman Chemical Co.             6.300% 11/15/18                3,699,000  3,689,390

EquiStar Chemicals LP            10.625% 05/01/11               1,000,000  1,072,500

Lyondell Chemical Co.            8.000% 09/15/14                  265,000    268,313
                                 8.250% 09/15/16                  340,000    345,100

NOVA Chemicals Corp.             6.500% 01/15/12                1,015,000    954,100
                                 ----------------------------- ---------- ----------
                                 Chemicals Total                           6,926,084

Forest Products & Paper - 0.2%
Abitibi-Consolidated, Inc.       8.375% 04/01/15                1,500,000  1,365,000

Domtar, Inc.                     7.125% 08/15/15                  340,000    316,200

Georgia-Pacific Corp.            8.000% 01/15/24                  745,000    733,825

Norske Skog Canada Ltd.          7.375% 03/01/14                1,000,000    920,000
                                 ----------------------------- ---------- ----------
                                 Forest Products & Paper Total             3,335,025

Metals & Mining - 0.1%
Vale Overseas Ltd.               6.250% 01/11/16                2,205,000  2,188,462
                                 ----------------------------- ---------- ----------
                                 Metals & Mining Total                     2,188,462
Basic Materials Total                                                     12,449,571
Communications - 5.3%
Media - 2.6%
Comcast Cable Communications
Holdings, Inc.                   8.375% 03/15/13                5,645,000  6,439,172

Comcast Corp.                    6.500% 11/15/35 (a)           11,365,000 11,444,157

CSC Holdings, Inc.               7.625% 04/01/11                1,995,000  2,047,369

DirecTV Holdings LLC             6.375% 06/15/15                2,080,000  1,955,200

EchoStar DBS Corp.               6.625% 10/01/14                2,425,000  2,306,781

Lamar Media Corp.                6.625% 08/15/15                1,145,000  1,097,769

News America, Inc.               6.400% 12/15/35               13,105,000 12,852,493

Rogers Cable, Inc.               7.875% 05/01/12                  970,000  1,035,475

Time Warner Entertainment Co. LP 8.375% 07/15/33                5,350,000  6,309,769

Viacom, Inc.                     5.750% 04/30/11 (b)            1,500,000  1,497,009
                                 6.875% 04/30/36 (b)            2,615,000  2,585,158
                                 ----------------------------- ---------- ----------
                                 Media Total                              49,570,352

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Communications (continued)                                          Par ($)    Value ($)
Telecommunication Services - 2.7%
America Movil SA de CV             5.750% 01/15/15 (a)               3,215,000   3,166,306

American Towers, Inc.              7.250% 12/01/11                     500,000     515,000

Citizens Communications Co.        9.000% 08/15/31                   2,250,000   2,413,125

Nextel Communications, Inc.        6.875% 10/31/13                   5,235,000   5,328,931
                                   7.375% 08/01/15                   1,545,000   1,594,037

Qwest Corp.                        8.875% 03/15/12                   2,500,000   2,728,125

Rogers Cantel, Inc.                9.750% 06/01/16                   2,000,000   2,510,000

Sprint Capital Corp.               8.750% 03/15/32                  10,425,000  12,713,277

Telecom Italia Capital SA          7.200% 07/18/36                   3,465,000   3,561,310

Telefonica Emisones SAU            5.984% 06/20/11 (a)               4,890,000   4,982,724

Vodafone Group PLC                 5.750% 03/15/16                  12,750,000  12,655,229
                                   -------------------------------- ---------- -----------
                                   Telecommunication Services Total             52,168,064
Communications Total                                                           101,738,416
Consumer Cyclical - 4.2%
Airlines - 0.7%
Continental Airlines, Inc.         6.940% 10/15/13                   1,137,012   1,136,137
                                   7.461% 04/01/15                   5,439,634   5,439,634

Southwest Airlines Co.             5.496% 11/01/06                   7,000,000   7,003,401

United Airlines, Inc.              9.200% 03/22/08 (c)               1,931,540   1,255,501
                                   -------------------------------- ---------- -----------
                                   Airlines Total                               14,834,673

Apparel - 0.1%
Phillips-Van Heusen Corp.          7.250% 02/15/11                   1,000,000   1,010,000
                                   -------------------------------- ---------- -----------
                                   Apparel Total                                 1,010,000

Auto Manufacturers - 0.5%
DaimlerChrysler NA Holding Corp.   5.870% 09/10/07 (d)               6,000,000   6,013,008
                                   8.500% 01/18/31 (a)               3,500,000   4,159,435
                                   -------------------------------- ---------- -----------
                                   Auto Manufacturers Total                     10,172,443

Auto Parts & Equipment - 0.1%
TRW Automotive, Inc.               9.375% 02/15/13                   1,000,000   1,065,000
                                   -------------------------------- ---------- -----------
                                   Auto Parts & Equipment Total                  1,065,000

Entertainment - 0.1%
Steinway Musical Instruments, Inc. 7.000% 03/01/14 (b)               1,085,000   1,063,300
                                   -------------------------------- ---------- -----------
                                   Entertainment Total                           1,063,300

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

   Consumer Cyclical (continued)                         Par ($)   Value ($)
   Home Builders - 0.6%
   Centex Corp.                      6.500% 05/01/16     5,125,000  5,186,536

   D.R. Horton, Inc.                 5.625% 09/15/14     5,340,000  5,034,589

   K. Hovnanian Enterprises, Inc.    6.500% 01/15/14     1,000,000    915,000
                                     ------------------- --------- ----------
                                     Home Builders Total           11,136,125
   Leisure Time - 0.0%
   K2, Inc.                          7.375% 07/01/14       505,000    491,744
                                     ------------------- --------- ----------
                                     Leisure Time Total               491,744

   Lodging - 1.0%
   Chukchansi Economic Development   8.000% 11/15/13 (b)   395,000    405,369
   Authority

   Harrah's Operating Co., Inc.      5.625% 06/01/15     8,995,000  8,360,978

   Hilton Hotels Corp.               7.500% 12/15/17       290,000    309,213

   Hyatt Equities LLC                6.875% 06/15/07 (b) 5,000,000  5,033,085

   MGM Mirage                        6.750% 09/01/12     2,500,000  2,465,625

   Mohegan Tribal Gaming Authority   6.125% 02/15/13     1,125,000  1,099,687

   Station Casinos, Inc.             6.875% 03/01/16     2,000,000  1,875,000
                                     ------------------- --------- ----------
                                     Lodging Total                 19,548,957

   Retail - 1.1%
   AmeriGas Partners LP              7.125% 05/20/16     1,000,000    985,000

   CVS Corp.                         5.298% 01/11/27 (b) 4,583,244  4,369,527
                                     5.750% 08/15/11     2,400,000  2,431,241

   Federated Department Stores, Inc. 6.900% 04/01/29 (a) 4,640,000  4,736,136

   Ferrellgas Escrow LLC             6.750% 05/01/14       130,000    127,075

   Wal-Mart Stores, Inc.             4.125% 02/15/11     3,245,000  3,123,948
                                     5.250% 09/01/35     5,880,000  5,495,860
                                     ------------------- --------- ----------
                                     Retail Total                  21,268,787

   Textiles - 0.0%
   INVISTA                           9.250% 05/01/12 (b)   555,000    586,913
                                     ------------------- --------- ----------
                                     Textiles Total                   586,913
   Consumer Cyclical Total                                         81,177,942
   Consumer Non-Cyclical - 4.2%
   Beverages - 0.7%
   Constellation Brands, Inc.        8.125% 01/15/12     1,545,000  1,597,144

   Diageo Capital PLC                5.590% 04/20/07 (d) 7,500,000  7,506,165

   SAB Miller PLC                    6.200% 07/01/11 (b) 4,860,000  4,987,623
                                     ------------------- --------- ----------
                                     Beverages Total               14,090,932

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Consumer Non-Cyclical (continued)                                Par ($)   Value ($)
Biotechnology - 0.3%
Bio-Rad Laboratories, Inc.        7.500% 08/15/13                2,000,000  2,045,000

Genentech, Inc.                   4.400% 07/15/10                4,200,000  4,097,780
                                  ------------------------------ --------- ----------
                                  Biotechnology Total                       6,142,780

Commercial Services - 0.3%
Ashtead Capital, Inc.             9.000% 08/15/16 (b)            1,000,000  1,040,000

Corrections Corp. of America      6.250% 03/15/13                2,000,000  1,960,000

Quebecor World Capital Corp.      8.750% 03/15/16 (b)            1,120,000  1,078,000

Service Corp. International       6.750% 04/01/16                  260,000    249,275
                                  7.700% 04/15/09                1,215,000  1,246,894
                                  ------------------------------ --------- ----------
                                  Commercial Services Total                 5,574,169

Food - 0.8%
Dean Foods Co.                    7.000% 06/01/16                  880,000    880,000

Kraft Foods, Inc.                 6.250% 06/01/12                6,160,000  6,406,801

Kroger Co.                        7.500% 04/01/31 (a)            2,895,000  3,201,725
                                  8.000% 09/15/29                1,865,000  2,130,192

Tyson Foods, Inc.                 8.250% 10/01/11 (a)            2,062,000  2,216,460
                                  ------------------------------ --------- ----------
                                  Food Total                               14,835,178

Healthcare Services - 0.8%
Aetna, Inc.                       6.000% 06/15/16 (a)            3,115,000  3,203,634
                                  6.625% 06/15/36                2,590,000  2,737,744

Tenet Healthcare Corp.            9.875% 07/01/14                  710,000    707,338

UnitedHealth Group, Inc.          3.300% 01/30/08                8,250,000  8,016,649
                                  ------------------------------ --------- ----------
                                  Healthcare Services Total                14,665,365

Household Products/Wares - 0.4%
American Greetings Corp.          7.375% 06/01/16                  440,000    446,600

Fortune Brands, Inc.              5.125% 01/15/11                5,215,000  5,121,412
                                  5.375% 01/15/16 (a)            2,350,000  2,241,580

Scotts Co.                        6.625% 11/15/13                  660,000    644,325
                                  ------------------------------ --------- ----------
                                  Household Products/Wares Total            8,453,917

Pharmaceuticals - 0.9%
AmerisourceBergen Corp.           5.875% 09/15/15                1,420,000  1,392,134

Mylan Laboratories, Inc.          6.375% 08/15/15                1,900,000  1,840,625

Omnicare, Inc.                    6.750% 12/15/13                  325,000    316,062

Wyeth                             5.500% 02/01/14 (a)            5,720,000  5,730,834
                                  5.500% 02/15/16 (a)            7,985,000  7,978,628
                                  ------------------------------ --------- ----------
                                  Pharmaceuticals Total                    17,258,283
Consumer Non-Cyclical Total                                                81,020,624

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

 Energy - 4.8%                                           Par ($)    Value ($)
 Coal - 0.0%
 Arch Western Finance LLC            6.750% 07/01/13        600,000    576,000
                                     ------------------- ---------- ----------
                                     Coal Total                        576,000

 Oil & Gas - 4.5%
 Amerada Hess Corp.                  7.125% 03/15/33      6,717,000  7,425,711
                                     7.300% 08/15/31 (a)  3,180,000  3,580,778

 Anadarko Petroleum Corp.            5.950% 09/15/16      5,085,000  5,145,755
                                     6.450% 09/15/36      6,135,000  6,266,467

 Chesapeake Energy Corp.             6.375% 06/15/15      1,500,000  1,432,500
                                     7.500% 06/15/14      1,160,000  1,173,050

 Gazprom International SA            7.201% 02/01/20 (b)  6,000,000  6,300,000

 Marathon Oil Corp.                  6.000% 07/01/12      3,685,000  3,793,483
                                     6.800% 03/15/32 (a)  5,000,000  5,553,390

 Nexen, Inc.                         5.875% 03/10/35 (a)  3,565,000  3,398,996
                                     7.875% 03/15/32      5,250,000  6,219,113

 Noble Drilling Corp.                7.500% 03/15/19      4,813,000  5,471,332

 Pemex Project Funding Master        7.875% 02/01/09      6,000,000  6,282,000
 Trust

 Petrobras International Finance Co. 8.375% 12/10/18        895,000  1,042,675

 Pride International, Inc.           7.375% 07/15/14      1,500,000  1,545,000

 Qatar Petroleum                     5.579% 05/30/11 (b)  2,455,000  2,473,562

 Ras Laffan Liquefied Natural Gas    3.437% 09/15/09 (b)  5,130,000  4,968,713
 Co., Ltd.                           5.832% 09/30/16 (b)  2,230,000  2,238,006

 Tesoro Corp.                        6.625% 11/01/15 (b)    625,000    601,562

 Valero Energy Corp.                 6.875% 04/15/12     11,305,000 12,035,405
                                     ------------------- ---------- ----------
                                     Oil & Gas Total                86,947,498

 Pipelines - 0.3%
 Colorado Interstate Gas Co.         6.800% 11/15/15      1,000,000  1,007,792

 Pacific Energy Partners LP/         6.250% 09/15/15        750,000    738,750
 Pacific Energy Finance Corp.

 Southern Natural Gas Co.            8.875% 03/15/10      2,000,000  2,097,330

 Williams Companies, Inc.            8.125% 03/15/12      1,500,000  1,601,250
                                     ------------------- ---------- ----------
                                     Pipelines Total                 5,445,122
 Energy Total                                                       92,968,620

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

  Financials - 18.5%                                     Par ($)    Value ($)
  Banks - 4.9%
  Barclays Bank PLC               7.375% 06/15/49 (b)     7,500,000  8,110,132

  Chinatrust Commercial Bank      5.625% 12/29/49 (b)     2,350,000  2,239,322

  HSBC Bank USA                   3.875% 09/15/09        14,360,000 13,889,925

  HSBC Capital Funding LP         9.547% 12/31/49 (b)    10,500,000 11,917,269

  PNC Funding Corp.               5.125% 12/14/10         3,315,000  3,305,221

  Union Planters Corp.            4.375% 12/01/10         7,720,000  7,501,702

  USB Capital IX                  6.189% 04/15/42         5,810,000  5,875,973

  Wachovia Capital Trust III      5.800% 03/15/42         7,120,000  7,139,324

  Wachovia Corp.                  3.625% 02/17/09         5,100,000  4,925,876
                                  4.375% 06/01/10 (a)     6,320,000  6,169,805
                                  5.350% 03/15/11 (a)     7,560,000  7,611,846

  Wells Fargo & Co.               4.875% 01/12/11 (a)    16,190,000 16,036,211
                                  ---------------------- ---------- ----------
                                  Banks Total                       94,722,606

  Diversified Financial Services - 9.7%
  Air 2 US                        8.027% 10/01/19 (b)     3,391,642  3,408,600

  American General Finance Corp.  5.400% 12/01/15 (a)     6,875,000  6,806,573

  Ameriprise Financial, Inc.      7.518% 06/01/66         4,850,000  5,201,960

  Capital One Capital III         7.686% 08/15/36 (a)     9,000,000  9,589,428

  Capital One Financial Corp.     6.150% 09/01/16         9,150,000  9,258,546

  CIT Group, Inc.                 5.620% 09/20/07 (d)     5,000,000  5,011,865
                                  5.850% 09/15/16         9,035,000  9,141,749

  Citicorp                        8.040% 12/15/19 (b)    12,075,000 14,317,907

  Citigroup, Inc.                 4.625% 08/03/10         3,150,000  3,095,508
                                  5.300% 01/07/16 (a)     7,610,000  7,566,867

  Countrywide Home Loan, Inc.     5.666% 11/16/07 (d)     5,000,000  5,012,065

  DJ CDX NA HY                    8.375% 12/29/11 (b)     1,000,000  1,000,000

  Ford Motor Credit Co.           5.700% 01/15/10         2,000,000  1,847,694
                                  5.800% 01/12/09         4,650,000  4,426,874
                                  7.375% 02/01/11         2,040,000  1,958,049
                                  9.750% 09/15/10 (a)(b)  3,962,000  4,090,662

  Fund American Companies, Inc.   5.875% 05/15/13         4,535,000  4,482,498

  General Electric Capital Corp.  6.750% 03/15/32        10,855,000 12,407,699

  General Motors Acceptance Corp. 6.875% 09/15/11         1,250,000  1,243,378
                                  8.000% 11/01/31         1,220,000  1,275,609

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Financials (continued)                                                    Par ($)    Value ($)
Diversified Financial Services
(continued)
Goldman Sachs Group, Inc.            5.350% 01/15/16 (a)                   3,690,000   3,621,886

International Lease Finance Corp.    4.875% 09/01/10                       4,390,000   4,337,469
                                     6.375% 03/15/09 (a)                   4,600,000   4,714,131

John Deere Capital Corp.             7.000% 03/15/12                       6,000,000   6,476,046

JPMorgan Chase & Co.                 4.600% 01/17/11                      17,675,000  17,282,191

JPMorgan Chase Capital XVIII         6.950% 08/17/36                       9,105,000   9,671,149

LaBranche & Co., Inc.                11.000% 05/15/12                      1,500,000   1,605,000

Lehman Brothers Holdings, Inc.       5.500% 04/04/16 (a)                   2,830,000   2,819,546

Merrill Lynch & Co.                  6.050% 05/16/16 (a)                   3,615,000   3,738,152

Morgan Stanley                       4.250% 05/15/10                       7,000,000   6,769,140

PF Export Receivables Master Trust   3.748% 06/01/13 (b)                   2,554,500   2,404,628

Residential Capital Corp.            6.375% 06/30/10                       5,410,000   5,473,719
                                     6.500% 04/17/13                       9,050,000   9,190,664
                                     ------------------------------------ ---------- -----------
                                     Diversified Financial Services Total            189,247,252

Insurance - 2.0%
Berkshire Hathaway Finance Corp.     4.850% 01/15/15 (a)                   5,000,000   4,852,665

Florida Windstorm Underwriting       7.125% 02/25/19 (b)                   4,425,000   4,990,320
Association

Hartford Financial Services Group,   4.700% 09/01/07                       4,000,000   3,973,572
Inc.

Hartford Life Global Funding Trusts  5.560% 09/15/09 (d)                   5,825,000   5,842,883

ING Groep NV                         5.775% 12/29/49                       8,395,000   8,284,001

Prudential Financial, Inc.           4.750% 06/13/15                       3,210,000   3,035,585

Prudential Insurance Co. of America  7.650% 07/01/07 (b)                   7,105,000   7,234,545
                                     ------------------------------------ ---------- -----------
                                     Insurance Total                                  38,213,571

Real Estate - 0.3%
EOP Operating LP                     4.750% 03/15/14 (a)                   5,460,000   5,164,570
                                     ------------------------------------ ---------- -----------
                                     Real Estate Total                                 5,164,570

Real Estate Investment Trusts
(REITs) - 1.1%
Archstone-Smith Trust                5.750% 03/15/16                       6,150,000   6,197,595

Health Care Property Investors, Inc. 5.625% 05/01/17                       3,765,000   3,592,100
                                     6.300% 09/15/16                       2,340,000   2,355,648
                                     7.072% 06/08/15                       2,530,000   2,660,452

iStar Financial, Inc.                5.125% 04/01/11 (a)                   2,400,000   2,354,786
                                     8.750% 08/15/08                       3,000,000   3,182,049

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Financials (continued)                                                         Par ($)   Value ($)
Real Estate Investment Trusts
(REITs) (continued)
Rouse Co. LP                       6.750% 05/01/13 (b)                         1,000,000     999,352
                                   ------------------------------------------- --------- -----------
                                   Real Estate Investment Trusts (REITs) Total            21,341,982

Savings & Loans - 0.5%
Washington Mutual Bank             5.125% 01/15/15                             5,115,000   4,938,896
                                   6.750% 05/20/36                             5,120,000   5,499,274
                                   ------------------------------------------- --------- -----------
                                   Savings & Loans Total                                  10,438,170
Financials Total                                                                         359,128,151
Industrials - 1.7%
Aerospace & Defense - 0.3%
L-3 Communications Corp.           5.875% 01/15/15                               140,000     133,000
                                   6.375% 10/15/15                             1,685,000   1,638,663

Raytheon Co.                       7.200% 08/15/27 (a)                         1,730,000   2,012,334

Sequa Corp.                        9.000% 08/01/09                               470,000     498,788

Systems 2001 Asset Trust           6.664% 09/15/13 (b)                         2,000,917   2,104,664
                                   ------------------------------------------- --------- -----------
                                   Aerospace & Defense Total                               6,387,449

Electronics - 0.1%
Flextronics International Ltd.     6.250% 11/15/14                             1,000,000     970,000

Thomas & Betts Corp.               7.250% 06/01/13                             2,000,000   2,097,330
                                   ------------------------------------------- --------- -----------
                                   Electronics Total                                       3,067,330

Environmental Control - 0.1%
Allied Waste North America, Inc.   7.125% 05/15/16 (a)                         2,500,000   2,465,625
                                   ------------------------------------------- --------- -----------
                                   Environmental Control Total                             2,465,625

Machinery-Construction & Mining - 0.1%
Caterpillar, Inc.                  6.050% 08/15/36                             1,965,000   2,045,569
                                   ------------------------------------------- --------- -----------
                                   Machinery-Construction & Mining Total                   2,045,569

Miscellaneous Manufacturing - 0.4%
Bombardier, Inc.                   6.300% 05/01/14 (b)                         2,500,000   2,243,750

Siemens Financieringsmaatschappij
NV                                 6.125% 08/17/26 (b)                         3,550,000   3,639,921

Trinity Industries, Inc.           6.500% 03/15/14                             1,550,000   1,515,125
                                   ------------------------------------------- --------- -----------
                                   Miscellaneous Manufacturing Total                       7,398,796

Packaging & Containers - 0.1%
Owens-Brockway Glass Container,
Inc.                               8.875% 02/15/09                             1,000,000   1,027,500
                                   ------------------------------------------- --------- -----------
                                   Packaging & Containers Total                            1,027,500

Transportation - 0.6%
Burlington Northern Santa Fe Corp. 7.950% 08/15/30                             2,375,000   2,997,504

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Industrials (continued)                                           Par ($)    Value ($)
Transportation (continued)
Stena AB                          7.500% 11/01/13                  1,200,000  1,179,000

Union Pacific Corp.               4.875% 01/15/15                  2,300,000  2,217,276
                                  6.650% 01/15/11                  4,595,000  4,827,319
                                  ------------------------------- ---------- ----------
                                  Transportation Total                       11,221,099
Industrials Total                                                            33,613,368
Technology - 0.3%
Computers - 0.2%
Hewlett-Packard Co.               6.500% 07/01/12                  4,000,000  4,237,600
                                  ------------------------------- ---------- ----------
                                  Computers Total                             4,237,600

Office/Business Equipment - 0.1%
Xerox Corp.                       7.125% 06/15/10                  1,000,000  1,040,000
                                  ------------------------------- ---------- ----------
                                  Office/Business Equipment Total             1,040,000

Semiconductors - 0.0%
Advanced Micro Devices, Inc.      7.750% 11/01/12                    325,000    329,875
                                  ------------------------------- ---------- ----------
                                  Semiconductors Total                          329,875
Technology Total                                                              5,607,475
Utilities - 5.3%
Electric - 5.1%
AEP Texas Central Co.             5.500% 02/15/13                  5,500,000  5,469,612

AES Corp.                         7.750% 03/01/14                  1,460,000  1,518,400

American Electric Power Co., Inc. 5.250% 06/01/15                  5,500,000  5,349,443

Commonwealth Edison Co.           5.950% 08/15/16                  4,025,000  4,080,698

Dominion Resources, Inc.          5.664% 09/28/07 (d)              4,225,000  4,226,145

Edison Mission Energy             7.730% 06/15/09                  1,100,000  1,130,250

FPL Energy American Wind LLC      6.639% 06/20/23 (b)              3,857,420  3,980,935

FPL Energy National Wind LLC      5.608% 03/10/24 (b)                739,568    724,925

Hydro Quebec                      8.500% 12/01/29                  5,200,000  7,205,957

Kansas City Power & Light Co.     6.000% 03/15/07                 10,000,000 10,026,820

Kiowa Power Partners LLC          5.737% 03/30/21 (b)              3,550,000  3,432,531

MidAmerican Energy Holdings Co.   3.500% 05/15/08                  5,310,000  5,162,276
                                  5.875% 10/01/12                  5,500,000  5,600,391

Mirant Mid Atlantic LLC           8.625% 06/30/12                    933,150    989,139

MSW Energy Holdings LLC           8.500% 09/01/10                    750,000    772,500

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)

Utilities (continued)                                                 Par ($)    Value ($)
Electric (continued)
Nevada Power Co.                 9.000% 08/15/13                       1,300,000   1,418,438

Niagara Mohawk Power Corp.       8.875% 05/15/07                       6,200,000   6,326,623

Oglethorpe Power Corp.           6.974% 06/30/11                       1,996,000   2,031,010

Pacific Gas & Electric Co.       6.050% 03/01/34                       4,625,000   4,651,880

Pepco Holdings, Inc.             6.025% 06/01/10 (d)                   5,000,000   5,016,655

Progress Energy, Inc.            7.750% 03/01/31                       4,840,000   5,863,670

Southern California Edison Co.   5.000% 01/15/16 (a)                   4,500,000   4,346,343
                                 5.625% 02/01/36                       1,506,000   1,461,490

TECO Energy, Inc.                7.000% 05/01/12                         880,000     910,800

Tenaska Alabama II Partners LP   6.125% 03/30/23 (b)                   3,229,243   3,266,541

Virginia Electric & Power Co.    5.400% 01/15/16                       5,365,000   5,275,109
                                 ------------------------------------ ---------- -----------
                                 Electric Total                                  100,238,581

Gas - 0.2%
Southern California Gas Co.      5.570% 12/01/09 (d)                   3,390,000   3,396,397
                                 ------------------------------------ ---------- -----------
                                 Gas Total                                         3,396,397
Utilities Total                                                                  103,634,978
                                 Total Corporate Fixed-Income Bonds & Notes
                                  (Cost of $861,413,640)                         871,339,145
Government & Agency Obligations - 20.3%
Foreign Government Obligations - 2.9%
Export-Import Bank of Korea      4.625% 03/16/10                       4,700,000   4,595,397

Province of Ontario              5.450% 04/27/16 (a)                  17,000,000  17,454,342

Province of Quebec               5.000% 07/17/09 (a)                   5,500,000   5,499,301
                                 5.000% 03/01/16                      11,705,000  11,555,094

Republic of Finland              4.750% 03/06/07                       8,000,000   7,977,344

State of Qatar                   9.750% 06/15/30 (b)                   3,350,000   4,958,000

United Mexican States            5.625% 01/15/17                       2,135,000   2,109,380
                                 6.625% 03/03/15                       1,075,000   1,142,188
                                 ------------------------------------ ---------- -----------
                                 Foreign Government Obligations Total             55,291,046

U.S. Government Agencies - 6.9%
Federal Home Loan Bank System    4.850% 02/15/08                       8,030,000   7,994,981

Federal Home Loan Mortgage Corp. 5.000% 11/13/14                       3,000,000   2,965,941
                                 5.750% 06/27/16                       5,250,000   5,471,072
                                 6.000% 06/27/11                      69,810,000  70,123,307

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


Government & Agency Obligations (continued)                            Par ($)     Value ($)
Federal National Mortgage        5.250% 04/04/08                        18,850,000  18,843,553
Association                      5.250% 09/15/16                         5,390,000   5,495,127
                                 6.000% 04/18/36                        10,000,000  10,307,860
                                 6.125% 08/17/26                        13,140,000  13,315,025
                                 ------------------------------------- ----------- -----------
                                 U.S. Government Agencies Total                    134,516,866

U.S. Government Obligations - 10.5%
U.S. Treasury Bonds              4.500% 02/15/36 (a)                     2,950,000   2,826,699
                                 4.875% 08/15/16 (a)                     9,045,000   9,216,005
                                 7.250% 08/15/22 (a)                    13,000,000  16,454,139

U.S. Treasury Notes              4.250% 08/15/13 (a)                    50,000,000  48,945,300
                                 4.375% 12/15/10 (a)(e)                 75,240,000  74,616,938
                                 4.500% 11/15/10 (a)                    11,365,000  11,325,927
                                 4.500% 09/30/11                        40,060,000  39,906,650
                                 ------------------------------------- ----------- -----------
                                 U.S. Government Obligations Total                 203,291,658
                                 Total Government & Agency Obligations
                                  (Cost of $389,990,167)                           393,099,570
Mortgage-Backed Securities - 14.9%
Federal Home Loan Mortgage Corp. 4.500% 04/01/34                         4,171,497   3,907,453
                                 4.500% 05/01/34                         6,272,485   5,875,455
                                 5.500% 07/01/21                        53,790,802  53,758,920
                                 12.000% 07/01/20                          169,536     184,116

Federal National Mortgage
Association                      5.000% 08/01/35                         8,798,625   8,460,027
                                 5.500% 12/01/17                         4,402,061   4,411,836
                                 6.000% 04/01/09                           669,869     671,666
                                 6.000% 01/01/14                           494,512     500,096
                                 6.000% 01/01/24                           161,417     162,962
                                 6.000% 03/01/24                           292,564     295,391
                                 6.500% 10/01/28                           850,243     871,143
                                 6.500% 12/01/31                         1,060,461   1,084,272
                                 TBA:
                                  5.000% 10/17/21 (f)                   17,420,000  17,115,150
                                  5.000% 10/12/36 (f)                    9,300,000   8,936,723
                                  5.500% 10/17/21 (f)                   15,194,000  15,184,504
                                  5.500% 10/12/36 (f)                  103,300,000 101,750,500
                                  6.000% 10/12/36 (f)                   40,287,000  40,463,256
                                  6.500% 10/12/36 (f)                   24,127,000  24,564,302

Government National Mortgage
Association                      4.750% 07/20/25 (d)                        99,640     100,516
                                 8.000% 01/15/08                            12,098      12,328
                                 8.000% 02/15/08                             4,728       4,818
                                 8.000% 04/15/08                             5,134       5,231
                                 8.000% 05/15/08                             9,563       9,745
                                 8.000% 06/15/08                            49,422      50,361
                                 8.000% 07/15/08                             7,380       7,520
                                 9.000% 06/15/16                             4,130       4,418
                                 9.000% 08/15/16                             3,777       4,041
                                 9.000% 10/15/16                             7,047       7,539
                                 ------------------------------------- ----------- -----------
                                 Total Mortgage-Backed Securities
                                  (Cost of $287,082,887)                           288,404,289

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


Collateralized Mortgage Obligations - 8.3%                                    Par ($)    Value ($)
Agency - 3.8%
Federal Home Loan Mortgage Corp.    4.000% 03/15/19                            7,075,000   6,389,759
                                    4.750% 07/15/24                           15,000,000  14,860,008
                                    5.000% 03/15/28                           15,000,000  14,816,159

Federal National Mortgage           5.000% 07/25/15                           13,500,000  13,382,535
Association                         5.000% 12/25/15                           15,000,000  14,877,280
                                    9.250% 03/25/18                              140,644     149,979

Government National Mortgage        4.954% 05/16/31                            4,300,000   4,161,520
Association

Small Business Administration       4.570% 06/01/25                            4,315,631   4,138,707
Participation Certificates          5.390% 12/01/25                            1,079,080   1,085,556
                                    ----------------------------------------- ---------- -----------
                                    Agency Total                                          73,861,503

Non-Agency - 4.5%
American Home Mortgage
Investment Trust                    5.434% 06/25/36 (d)                       11,759,965  11,748,014

American Mortgage Trust             8.188% 09/27/22                               16,120       9,695

Citigroup Mortgage Loan Trust, Inc. 5.517% 08/25/35                            3,775,000   3,740,121
                                    5.598% 03/25/36                            2,850,000   2,838,126
                                    5.666% 08/25/35                            2,330,000   2,293,133

Countrywide Alternative Loan Trust  5.000% 03/25/20                           15,319,004  15,170,224
                                    5.000% 07/25/35                            4,203,134   4,128,371
                                    5.250% 03/25/35                            4,355,493   4,297,473
                                    5.500% 09/25/35                            6,528,626   6,349,073

GMAC Mortgage Corp. Loan Trust      5.651% 04/19/36 (d)                        4,032,913   4,003,056

GSMPS Mortgage Loan Trust           7.750% 09/19/27 (b)                        1,065,298   1,117,652

JPMorgan Mortgage Trust             4.999% 10/25/35 (d)                        5,423,000   5,352,433

Merrill Lynch/Countrywide           5.456% 07/12/46                            9,652,000   9,663,582
Commercial Mortgage Trust

Nomura Asset Acceptance Corp.       5.515% 01/25/36                            8,060,000   8,012,307

Residential Accredit Loans, Inc.    5.500% 02/25/35                            4,896,796   4,849,711

Suntrust Alternative Loan Trust     6.066% 12/25/35                            3,107,949   3,118,074
                                    ----------------------------------------- ---------- -----------
                                    Non-Agency Total                                      86,691,045
                                    Total Collateralized Mortgage Obligations
                                     (Cost of $163,800,756)                              160,552,548
Asset-Backed Securities - 8.0%
ACE Securities Corp.                5.460% 05/25/36 (d)                        5,168,000   5,169,510

Bay View Auto Trust                 5.310% 06/25/14                            3,500,000   3,484,764

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


Asset-Backed Securities (continued)                       Par ($)    Value ($)
Capital Auto Receivables Asset     2.000% 11/15/07           989,659    984,891
Trust                              5.500% 04/20/10 (b)     4,400,000  4,419,250

Carmax Auto Owner Trust            4.730% 09/17/12         2,900,000  2,891,471

Cigna CBO Ltd.                     6.460% 11/15/08 (b)     2,308,366  2,308,366

CIT Equipment Collateral           2.830% 12/20/11         1,597,318  1,581,001

Countrywide Asset-Backed           5.440% 06/25/21 (d)     5,661,048  5,661,062
Certificates

Credit-Based Asset Servicing and   5.545% 11/25/35         2,950,000  2,934,720
Securitization

Diversified REIT Trust             6.780% 03/18/11 (b)(d)  5,000,000  5,109,834

Ford Credit Auto Owner Trust       5.670% 06/15/12         5,422,000  5,455,813

Fremont Home Loan Trust            5.440% 02/25/36 (d)    11,768,000 11,769,663
                                   5.520% 08/25/36 (d)     7,367,538  7,367,538

GE Equipment Small Ticket LLC      4.620% 12/22/14 (b)     4,057,754  4,015,647
                                   5.120% 06/22/15 (b)     7,819,222  7,845,861

Green Tree Financial Corp.         6.870% 01/15/29         2,034,321  2,095,247

JPMorgan Auto Receivables Trust    5.610% 12/15/14 (b)     7,150,000  7,150,929

JPMorgan Mortgage Acquisition      5.570% 04/25/36 (d)     9,500,000  9,501,287
Corp.                              5.627% 10/25/35         5,000,000  5,007,453

Long Beach Auto Receivables Trust  4.522% 06/15/12         6,100,000  6,015,352

Long Beach Mortgage Loan Trust     5.430% 05/25/36 (d)     5,100,000  5,100,006

Merrill Lynch Mortgage Investors,  5.480% 05/25/37 (d)     4,553,123  4,553,131
Inc.

Nomura Home Equity Loan, Inc.      5.450% 03/25/36 (d)     3,000,000  3,000,003

Origen Manufactured Housing        3.790% 12/15/17         2,700,000  2,639,921

Providian Gateway Master Trust     3.350% 09/15/11 (b)     1,500,000  1,474,880

Renaissance Home Equity Loan       5.355% 11/25/35         4,750,000  4,624,686
Trust                              5.565% 02/25/36         6,000,000  6,007,564

Residential Asset Securities Corp. 5.440% 06/25/36 (d)     5,000,000  5,000,005

Residential Funding Mortgage       5.110% 09/25/35         5,000,000  4,887,877
Securities II, Inc.

Small Business Administration      5.570% 03/01/26         3,990,121  4,050,253
Participation Certificates

Soundview Home Equity Loan Trust   5.514% 11/25/35 (d)     4,936,357  4,935,891

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


Asset-Backed Securities (continued)                                           Par ($)    Value ($)
Waverly Community School          5.460% 06/25/36 (d)                          5,296,924   5,296,936

WFS Financial Owner Trust         4.760% 05/17/13                              4,000,000   3,946,241
                                  ------------------------------------------- ---------- -----------
                                  Total Asset-Backed Securities
                                   (Cost of $156,477,321)                                156,287,053
Commercial Mortgage-Backed Securities - 3.4%
Citigroup/Deutsche Bank           5.631% 01/15/46                             10,325,000  10,391,611
Commercial Mortgage Trust

CS First Boston Mortgage          5.737% 02/15/39                             10,900,000  11,055,836
Securities Corp.

First Union National Bank         5.585% 02/12/34                              3,673,749   3,699,727
Commercial Mortgage Trust         6.141% 02/12/34                              8,000,000   8,339,405

JPMorgan Chase Commercial         5.565% 04/15/43                              9,411,000   9,503,984
Mortgage Securities Corp.         6.066% 04/15/45                              6,280,000   6,536,425

LB-UBS Commercial Mortgage Trust  6.510% 12/15/26                              5,000,000   5,245,568

Structured Asset Securities Corp. 2.152% 02/25/28 I.O. (g)                     4,985,738     201,797

Wachovia Bank Commercial          3.989% 06/15/35                             11,930,000  11,103,707
Mortgage Trust                    ------------------------------------------- ---------- -----------
                                  Total Commercial Mortgage-Backed Securities
                                   (Cost of $66,512,460)                                  66,078,060

Preferred Stocks - 0.3%
Financials - 0.1%                                                             Shares
Savings & Loans - 0.1%
Washington Mutual Preferred       6.534% 03/29/49 (a)(b)                       2,500,000   2,456,000
Funding Delaware                  ------------------------------------------- ---------- -----------
                                  Savings & Loans Total                                    2,456,000
Financials Total                                                                           2,456,000
Industrials - 0.2%
Transportation - 0.2%
BNSF Funding Trust I              6.613% 12/15/55                              3,500,000   3,517,811
                                  ------------------------------------------- ---------- -----------
                                  Transportation Total                                     3,517,811
Industrials Total                                                                          3,517,811
                                  Total Preferred Stocks (Cost of $5,924,755)              5,973,811
Common Stocks - 0.0%
Industrials - 0.0%
                                  UAL Corp. (a)                                      956      25,401
                                  ------------------------------------------- ---------- -----------
                                  Industrials Total                                           25,401
                                  ------------------------------------------- ---------- -----------
                                  Total Common Stocks (Cost of $36,621)                       25,401

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


Securities Lending Collateral - 17.0%                                               Shares      Value ($)
                                 State Street Navigator Securities Lending Prime
                                   Portfolio (h)                                    330,328,752   330,328,752
                                 -------------------------------------------------- ----------- -------------
                                 Total Securities Lending Collateral (Cost of $330,328,752)       330,328,752
Short-Term Obligations - 9.9%                                                       Par ($)
Commercial Paper - 2.7%

Compass Securities               5.275% 12/15/06                                     10,400,000    10,285,708

FCAR Owner Trust I               5.260% 12/15/06                                     10,000,000     9,890,417

Gotham Funding Corp.             5.270% 02/26/07                                     10,000,000     9,783,344

Ivory Funding Corp.              5.400% 10/03/06                                      6,034,000     6,032,190

Lexington Parker Capital Corp.   5.330% 11/06/06                                     10,000,000     9,946,700

Versailles CDS LLC               5.322% 11/27/06                                      6,000,000     5,949,935
                                 -------------------------------------------------- ----------- -------------
                                 Commercial Paper Total                                            51,888,294
U.S. Government Agencies & Obligations - 5.2%
Federal Home Loan Mortgage Corp. 5.140% 10/17/06 (a)(i)                              52,371,000    52,251,245

Federal National Mortgage        5.160% 11/08/06 (i)                                 48,000,000    47,738,560
Association                      -------------------------------------------------- ----------- -------------
                                 U.S. Government Agencies & Obligations Total                      99,989,805
Repurchase Agreement - 2.0%
                                 Repurchase agreement with State Street Bank &
                                 Trust Co., dated 09/29/06, due 10/02/06 at 4.950%,
                                 collateralized by a U.S. Treasury Bond maturing
                                 08/15/20, market value of $39,802,395 (repurchase
                                 proceeds $39,034,095)                               39,018,000    39,018,000
                                 -------------------------------------------------- ----------- -------------
                                 Total Short-Term Obligations (Cost of $190,896,099)              190,896,099

                                 -------------------------------------------------- ----------- -------------
                                 Total Investments - 127.0% (Cost of $2,452,463,458)(j)         2,462,984,728

                                 -------------------------------------------------- ----------- -------------
                                 Other Assets & Liabilities, Net - (27.0)%                       (524,012,987)

                                 -------------------------------------------------- ----------- -------------
                                 Net Assets - 100.0%                                            1,938,971,741

                              Notes to Investment Portfolio:
                           (a)All or a portion of this security is on loan at
                              September 30, 2006. The total market value of securities on loan at September 30, 2006 is $286,230,146.
                           (b)Security exempt from registration pursuant to
                              Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities, which are not illiquid, amounted to $160,190,250, which represents 8.3% of net assets.
                           (c)The issuer has filed for bankruptcy protection
                              under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. At September 30, 2006, the value of this security represents 0.1% of net assets.
                           (d)The interest rate shown on floating rate or
                              variable rate securities reflects the rate at September 30, 2006.
                           (e)This security or a portion of this security is
                              pledged as collateral for open futures contracts. At September 30, 2006, the total market value of this security pledged amounted to $835,000.
                           (f)Security purchased on a delayed delivery basis.

                                See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


                           (g)Accrued interest accumulates in the value of this
                              security and is payable at redemption.
                           (h)Investment made with cash collateral received
                              from securities lending activity.
                           (i)The rate shown represents the annualized yield at
                              the date of purchase.
                           (j)Cost for federal income tax purposes is
                              $2,454,030,263.

                              At September 30, 2006, the asset allocation of the Fund is as follows:

             Asset Allocation                      % of Net Assets
             ----------------                      ---------------
             Corporate Fixed-Income Bonds & Notes        44.9%
             Government & Agency Obligations             20.3
             Mortgage-Backed Securities                  14.9
             Collateralized Mortgage Obligations          8.3
             Asset-Backed Securities                      8.0
             Commercial Mortgage-Backed Securities        3.4
             Preferred Stocks                             0.3
             Common Stocks                                0.0*
             Securities Lending Collateral               17.0
             Short-Term Obligations                       9.9
             Other Assets & Liabilities, Net            (27.0)
                                                        -----
                                                        100.0%
                                                        =====

                              * Rounds to less than 0.1%.

                              At September 30, 2006, the Fund held the following open short futures contracts:

                                                                         Unrealized
                            Number of             Aggregate   Expiration Appreciation
Type                        Contracts Value       Face Value  Date       (Depreciation)
----                        --------- -----       ----------  ---------- --------------
10-Year U.S. Treasury Notes 150       $16,209,375 $16,251,075  Dec-2006  $  41,700
U.S. Treasury Bonds         350        39,342,187  38,662,925  Dec-2006   (679,262)
                                                                         ---------
                                                                         $(637,562)
                                                                         =========

                         Acronym Name
                         ------- ----
                          I.O.   Interest Only Security
                          TBA    To Be Announced

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia Intermediate Bond Fund

(September 30, 2006) (Unaudited)

                                                                                                ($)
Assets                    Investments, at cost                                                  2,452,463,458
                          Investments, at value, (including securities on loan of $286,230,146) 2,462,984,728
                          Cash                                                                      2,208,694
                          Receivable for:
                           Investments sold                                                        47,961,842
                           Fund shares sold                                                         4,033,070
                           Interest                                                                17,905,451
                           Dollar roll fee income                                                      84,741
                           Futures variation margin                                                    14,062
                          Deferred Trustees' compensation plan                                         38,572
                          Other assets                                                                 67,049
                          --------------------------------------------------------------------- -------------
                          Total Assets                                                          2,535,298,209

Liabilities               Collateral on securities loaned                                         330,328,752
                          Payable for:
                           Investments purchased                                                   52,045,326
                           Investments purchased on a delayed delivery basis                      207,706,657
                           Fund shares repurchased                                                  1,709,272
                           Distributions                                                            3,394,857
                           Investment advisory fee                                                    508,560
                           Administration fee                                                         233,346
                           Transfer agent fee                                                         102,779
                           Pricing and bookkeeping fees                                                18,425
                           Trustees' fees                                                                 264
                           Custody fee                                                                  8,490
                           Distribution and service fees                                              123,534
                           Chief compliance officer expenses                                            3,588
                          Deferred Trustees' fees                                                      38,572
                          Deferred dollar roll fee income                                              26,712
                          Other liabilities                                                            77,334
                          --------------------------------------------------------------------- -------------
                          Total Liabilities                                                       596,326,468

                          --------------------------------------------------------------------- -------------
                          Net Assets                                                            1,938,971,741

Composition of Net Assets Paid-in capital                                                       1,962,185,649
                          Overdistributed net investment income                                    (2,831,606)
                          Accumulated net realized loss                                           (30,266,010)
                          Net unrealized appreciation (depreciation) on:
                           Investments                                                             10,521,270
                           Futures contracts                                                         (637,562)
                          --------------------------------------------------------------------- -------------
                          Net Assets                                                            1,938,971,741

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) - Columbia Intermediate Bond
Fund

(September 30, 2006) (Unaudited)

Class A Net assets                                               $  204,159,317
        Shares outstanding                                           23,150,176
        Net asset value per share                                $         8.82(a)
        Maximum offering price per share ($8.82/0.9675)          $         9.12(b)

Class B
        Net assets                                               $   67,646,156
        Shares outstanding                                            7,670,579
        Net asset value and offering price per share             $         8.82(a)

Class C
        Net assets                                               $   36,647,853
        Shares outstanding                                            4,155,615
        Net asset value and offering price per share             $         8.82(a)

Class R
        Net assets                                               $       10,228
        Shares outstanding                                                1,159
        Net asset value, offering and redemption price per share $         8.82

Class Z
        Net assets                                               $1,630,508,187
        Shares outstanding                                          184,888,376
        Net asset value, offering and redemption price per share $         8.82

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia Intermediate Bond Fund (Unaudited)

(For the Six Months Ended September 30, 2006)

                                                                                                 ($)
Investment Income                 Interest                                                        50,018,348
                                  Securities lending                                                  60,650
                                  Dollar roll fee income                                             615,100
                                  -------------------------------------------------------------- -----------
                                  Total Investment Income                                         50,694,098

Expenses                          Investment advisory fee                                          2,932,092
                                  Administration fee                                               1,348,035
                                  Distribution fee:
                                   Class A                                                           100,046
                                   Class B                                                           262,405
                                   Class C                                                           138,914
                                   Class R                                                                26
                                  Service fee:
                                   Class A                                                           250,038
                                   Class B                                                            87,468
                                   Class C                                                            46,330
                                  Transfer agent fee                                                 523,659
                                  Pricing and bookkeeping fees                                       106,068
                                  Trustees' fees                                                      38,990
                                  Custody fee                                                         61,196
                                  Chief compliance officer expenses (See Note 4)                       7,122
                                  Non-recurring costs (See Note 8)                                     3,292
                                  Other expenses                                                     320,027
                                  -------------------------------------------------------------- -----------
                                  Total Expenses                                                   6,225,708

                                  Fees waived by Distributor:
                                   Class A                                                          (100,046)
                                   Class C                                                           (27,722)
                                  Non-recurring costs assumed by Investment Advisor (See Note 8)      (3,292)
                                  Custody earnings credit                                            (41,294)
                                  -------------------------------------------------------------- -----------
                                  Net Expenses                                                     6,053,354

                                  -------------------------------------------------------------- -----------
                                  Net Investment Income                                           44,640,744

Net Realized and Unrealized Gain  Net realized gain (loss) on:
(Loss) on Investments and Futures  Investments                                                   (10,343,492)
Contracts                          Futures contracts                                               1,400,969
                                  -------------------------------------------------------------- -----------
                                  Net realized gain (loss)                                        (8,942,523)

                                  Net change in unrealized appreciation (depreciation) on:
                                   Investments                                                    30,018,104
                                   Futures contracts                                                (680,770)
                                  -------------------------------------------------------------- -----------
                                   Net change in unrealized appreciation (depreciation)           29,337,334
                                  -------------------------------------------------------------- -----------
                                  Net Gain                                                        20,394,811

                                  -------------------------------------------------------------- -----------
                                  Net Increase in Net Assets from Operations                      65,035,555

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia Intermediate Bond Fund


                                                                                  (Unaudited)
                                                                                  Six Months     Year
                                                                                  Ended          Ended
                                                                                  September 30,  March 31,
Increase (Decrease) in Net Assets                                                 2006 ($)       2006 ($)
Operations                        Net investment income                              44,640,744     63,522,689
                                  Net realized gain (loss) on investments and
                                    futures contracts                                (8,942,523)    (2,948,652)
                                  Net change in unrealized appreciation
                                    (depreciation) on investments and futures
                                    contracts                                        29,337,334    (34,270,616)
                                  ----------------------------------------------- -------------  -------------
                                  Net Increase from Operations                       65,035,555     26,303,421

Distributions Declared            From net investment income:
to Shareholders                    Class A                                           (4,895,153)    (8,651,072)
                                   Class B                                           (1,451,377)    (3,180,156)
                                   Class C                                             (796,140)    (1,736,012)
                                   Class R                                                 (237)           (85)
                                   Class Z                                          (38,392,074)   (53,085,324)
                                  ----------------------------------------------- -------------  -------------
                                  Total Distributions Declared to Shareholders      (45,534,981)   (66,652,649)

Share Transactions                Class A:
                                   Subscriptions                                     31,810,749     82,023,103
                                   Distributions reinvested                           4,550,708      7,932,526
                                   Redemptions                                      (33,511,141)   (53,737,747)
                                  ----------------------------------------------- -------------  -------------
                                   Net Increase                                       2,850,316     36,217,882

                                  Class B:
                                   Subscriptions                                      2,335,597      4,620,880
                                   Distributions reinvested                           1,079,460      2,349,868
                                   Redemptions                                      (10,687,272)   (20,292,596)
                                  ----------------------------------------------- -------------  -------------
                                   Net Decrease                                      (7,272,215)   (13,321,848)

                                  Class C:
                                   Subscriptions                                      3,338,120      7,423,112
                                   Distributions reinvested                             536,230      1,129,993
                                   Redemptions                                       (7,175,209)   (14,596,002)
                                  ----------------------------------------------- -------------  -------------
                                   Net Decrease                                      (3,300,859)    (6,042,897)

                                  Class R: (a)
                                   Subscriptions                                             --         10,000
                                   Distributions reinvested                                 249             85
                                  ----------------------------------------------- -------------  -------------
                                   Net Increase                                             249         10,085

                                  Class Z:
                                   Subscriptions                                    367,277,619    810,019,487
                                   Distributions reinvested                          20,982,454     34,504,969
                                   Redemptions                                     (153,745,204)  (310,023,508)
                                  ----------------------------------------------- -------------  -------------
                                   Net Increase                                     234,514,869    534,500,948
                                  Net Increase from Share Transactions              226,792,360    551,364,170

                                  ----------------------------------------------- -------------  -------------
                                  Total Increase in Net Assets                      246,292,934    511,014,942

Net Assets                        Beginning of period                             1,692,678,807  1,181,663,865
                                  End of period                                   1,938,971,741  1,692,678,807
                                  Overdistributed net investment income at end of
                                    period                                           (2,831,606)    (1,937,369)
                                  ----------------------------------------------- -------------  -------------

(a)Class R shares were initially offered on January 23, 2006.

See Accompanying Notes to Financial Statements.

Columbia Intermediate Bond Fund


                                                       (Unaudited)
                                                       Six Months     Year
                                                       Ended          Ended
                                                       September 30,  March 31,
                                                       2006           2006
Changes in Shares Class A:
                   Subscriptions                           3,662,915    9,176,505
                   Issued for distributions reinvested       522,854      888,752
                   Redemptions                            (3,857,672)  (6,026,549)
                  ------------------------------------ -------------  -----------
                   Net Increase                              328,097    4,038,708

                  Class B:
                   Subscriptions                             268,550      517,501
                   Issued for distributions reinvested       124,049      263,037
                   Redemptions                            (1,230,667)  (2,272,895)
                  ------------------------------------ -------------  -----------
                   Net Decrease                             (838,068)  (1,492,357)

                  Class C:
                   Subscriptions                             383,408      831,460
                   Issued for distributions reinvested        61,619      126,489
                   Redemptions                              (827,042)  (1,634,253)
                  ------------------------------------ -------------  -----------
                   Net Decrease                             (382,015)    (676,304)

                  Class R: (a)
                   Subscriptions                                  --        1,124
                   Issued for distributions reinvested            26            9
                  ------------------------------------ -------------  -----------
                   Net Increase                                   26        1,133

                  Class Z:
                   Subscriptions                          42,274,573   90,710,775
                   Issued for distributions reinvested     2,410,500    3,865,127
                   Redemptions                           (17,683,799) (34,639,383)
                  ------------------------------------ -------------  -----------
                   Net Increase                           27,001,274   59,936,519


(a)Class R shares were initially offered on January 23, 2006.

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
                                (Unaudited)
                                Six Months                                Period                                  Period
                                Ended                  Year Ended         Ended                 Year Ended        Ended
                                September 30,           March 31,         March 31,              June 30,         June 30,
                                2006            ---------------------     2004 (a)(b)     -------------------     2001 (c)(d)
                                -------------   2006         2005         -----------     2003 (c)    2002 (c)    -----------
---------------------------------               ---------------------------               ------------------------
Net Asset Value, Beginning
 of Period                      $   8.74        $   8.96     $   9.27     $   9.18        $  8.73     $  8.84     $  8.46

Income from Investment
 Operations:
Net investment income (e)           0.21            0.39         0.39         0.30           0.45        0.53(f)     0.56
Net realized and unrealized
  gain (loss) on investments
  and futures contracts             0.08           (0.20)       (0.25)        0.11           0.48       (0.08)(f)    0.36
                                --------        --------     --------     --------        -------     -------     -------
Total from Investment
  Operations                        0.29            0.19         0.14         0.41           0.93        0.45        0.92

Less Distributions Declared
 to Shareholders:
From net investment income         (0.21)          (0.41)       (0.42)       (0.32)         (0.48)      (0.56)      (0.54)
From net realized gains               --              --        (0.03)          --             --          --          --
Return of capital                     --              --           --           --             --          --(g)       --
                                --------        --------     --------     --------        -------     -------     -------
Total Distributions Declared to
  Shareholders                     (0.21)          (0.41)       (0.45)       (0.32)         (0.48)      (0.56)      (0.54)

Net Asset Value, End of
 Period                         $   8.82        $   8.74     $   8.96     $   9.27        $  9.18     $  8.73     $  8.84
Total return (h)                    3.41%(i)(j)     2.12%(i)     1.55%(i)     4.59%(i)(j)   11.03%(i)    5.10%(i)   11.19(j)

Ratios to Average Net
 Assets/Supplemental
 Data:
Operating expenses (k)              0.84%(l)        0.89%        0.94%        0.99%(l)       1.05%       1.04%       0.96%(l)
Interest expense                      --              --           --           --             --%(m)      --          --
Expenses (k)                        0.84%(l)        0.89%        0.94%        0.99%(l)       1.05%       1.04%       0.96%(l)
Net investment income (k)           4.79%(l)        4.36%        4.31%        4.31%(l)       5.13%       5.94%(f)    6.90%(l)
Waiver/reimbursement                0.10%(l)        0.10%        0.10%        0.10%(l)       0.10%       0.10%         --
Portfolio turnover rate               67%(j)         126%          40%          96%(j)        114%        179%(n)    2.54%(n)
Net assets, end of period
  (000's)                       $204,159        $199,376     $168,213     $146,709        $92,993     $32,493     $12,279

(a)On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d)Class A shares were initially offered on July 31, 2000. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 6.10% to 5.94%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g)Rounds to less than $0.01 per share.
(h)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(i)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(j)Not annualized.
(k)The benefits derived from custody credits had an impact of less than 0.01%.
(l)Annualized.
(m)Rounds to less than 0.01%.
(n)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares
                                           (Unaudited)
                                           Six Months                      Period       Year         Period
                                           Ended            Year Ended     Ended        Ended        Ended
                                           September 30,     March 31,     March 31,    June 30,     June 30,
                                           2006          ----------------  2004 (a)(b)  2003 (c)     2002 (c)(d)
                                           ------------- 2006     2005     -----------  --------     -----------
--------------------------------------------             -------------------            -
Net Asset Value, Beginning of Period       $  8.74       $  8.96  $  9.27  $   9.18     $   8.73     $  8.89

Income from Investment Operations:
Net investment income (e)                     0.18          0.32     0.32      0.25         0.39        0.18(m)
Net realized and unrealized gain (loss) on
  investments and futures contracts           0.08         (0.20)   (0.25)     0.11         0.47       (0.13)(m)
                                           -------       -------  -------  --------     --------     -------
Total from Investment Operations              0.26          0.12     0.07      0.36         0.86        0.05

Less Distributions Declared to
 Shareholders:
From net investment income                   (0.18)        (0.34)   (0.35)    (0.27)       (0.41)      (0.21)
From net realized gains                         --            --    (0.03)       --           --          --
Return of capital                               --            --       --        --           --          --(f)
                                           -------       -------  -------  --------     --------     -------
Total Distributions Declared to
  Shareholders                               (0.18)        (0.34)   (0.38)    (0.27)       (0.41)      (0.21)

Net Asset Value, End of Period             $  8.82       $  8.74  $  8.96  $   9.27     $   9.18     $  8.73
Total return (g)                              3.03%(h)      1.36%    0.80%     4.00%(h)    10.21%       0.51%(h)

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (i)                        1.59%(j)      1.64%    1.69%     1.74%(j)     1.80%       1.83%(j)
Interest expense                                --            --       --        --           --%(k)      --
Expenses (i)                                  1.59%(j)      1.64%    1.69%     1.74%(j)     1.80%       1.83%(j)
Net investment income (i)                     4.05%(j)      3.61%    3.56%     3.58%(j)     4.38%       5.04%(j)(m)
Portfolio turnover rate                         67%(h)       126%      40%       96%(h)      114%        179%(h)(l)
Net assets, end of period (000's)          $67,646       $74,332  $89,564  $104,700     $103,880     $28,758

(a)On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d)Class B shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Not annualized.
(i)The benefits derived from custody credits had an impact of less than 0.01%.
(j)Annualized.
(k)Rounds to less than 0.01%.
(l)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.
(m)Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.19% to 5.04%.

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
                                           (Unaudited)
                                           Six Months                      Period      Year        Period
                                           Ended            Year Ended     Ended       Ended       Ended
                                           September 30,     March 31,     March 31,   June 30,    June 30,
                                           2006          ----------------  2004 (a)(b) 2003 (c)    2002 (c)(d)
                                           ------------- 2006     2005     ----------- --------    -----------
--------------------------------------------             -------------------           -
Net Asset Value, Beginning of Period       $  8.74       $  8.96  $  9.27  $  9.18     $  8.73     $  8.89

Income from Investment Operations:
Net investment income (e)                     0.18          0.34     0.34     0.26        0.40        0.19(n)
Net realized and unrealized gain (loss) on
  investments and futures contracts           0.09         (0.20)   (0.26)    0.11        0.48       (0.14)(n)
                                           -------       -------  -------  -------     -------     -------
Total from Investment Operations              0.27          0.14     0.08     0.37        0.88        0.05

Less Distributions Declared to
 Shareholders:
From net investment income                   (0.19)        (0.36)   (0.36)   (0.28)      (0.43)      (0.21)
From net realized gains                         --            --    (0.03)      --          --          --
Return of capital                               --            --       --       --          --          --(f)
                                           -------       -------  -------  -------     -------     -------
Total Distributions Declared to
  Shareholders                               (0.19)        (0.36)   (0.39)   (0.28)      (0.43)      (0.21)

Net Asset Value, End of Period             $  8.82       $  8.74  $  8.96  $  9.27     $  9.18     $  8.73
Total return (g)(h)                           3.10%(i)      1.51%    0.95%    4.12%(i)   10.37%       0.58%(i)

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (j)                        1.44%(k)      1.49%    1.54%    1.59%(k)    1.65%       1.68%(k)
Interest expense                                --            --       --       --          --%(l)      --
Expenses (j)                                  1.44%(k)      1.49%    1.54%    1.59%(k)    1.65%       1.68%(k)
Net investment income (j)                     4.20%(k)      3.76%    3.71%    3.72%(k)    4.50%       5.19%(k)(n)
Waiver/reimbursement                          0.15%(k)      0.15%    0.15%    0.15%(k)    0.15%       0.15%(k)
Portfolio turnover rate                        67 %(i)       126%      40%      96%(i)     114%        179%(i)(m)
Net assets, end of period (000's)          $36,648       $39,641  $46,693  $59,009     $51,676     $11,651

(a)On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(d)Class C shares were initially offered on February 1, 2002. Per share data and total return reflect activity from that date.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Rounds to less than $0.01 per share.
(g)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(h)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
(m)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.
(n)Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.01, decrease net realized and unrealized loss per share by $0.01 and decrease the ratio of net investment income to average net assets from 5.34% to 5.19%.

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class R Shares
                                                                             (Unaudited)
                                                                             Six Months    Period
                                                                             Ended         Ended
                                                                             September 30, March 31,
                                                                             2006          2006 (a)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $ 8.74        $ 8.91

Income from Investment Operations:
Net investment income (b)                                                      0.20          0.06
Net realized and unrealized gain (loss) on investments and futures contracts   0.08         (0.15)
                                                                             ------        ------
Total from Investment Operations                                               0.28         (0.09)

Less Distributions Declared to Shareholders:
From net investment income                                                    (0.20)        (0.08)

Net Asset Value, End of Period                                               $ 8.82        $ 8.74
Total return (c)(d)                                                            3.28%        (1.06)%

Ratios to Average Net Assets/Supplemental Data:
Expenses (e)(f)                                                                1.09%         1.30%
Net investment income (e)(f)                                                   4.52%         3.25%
Portfolio turnover rate (d)                                                      67%          126%
Net assets, end of period (000's)                                            $   10        $   10

(a)Class R shares were initially offered on January 23, 2006. Per share data and total return reflect activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Total return at net asset value assuming all distributions reinvested.
(d)Not annualized.
(e)The benefits derived from custody credits had an impact of less than 0.01%.
(f)Annualized.

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia Intermediate Bond Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
                                  (Unaudited)
                                  Six Months                           Period
                                  Ended               Year Ended       Ended                      Year Ended
                                  September 30,        March 31,       March 31,                   June 30,
                                  2006           --------------------  2004 (a)(b)  ----------------------------------
                                  -------------  2006        2005      -----------  2003 (c)(d)  2002 (d)     2001 (d)
-----------------------------------              -----------------------            --------------------------------------
Net Asset Value, Beginning of
 Period                           $     8.74     $     8.96  $   9.27  $   9.18     $   8.73     $   8.84     $   8.41

Income from Investment
 Operations:
Net investment income (e)               0.22           0.41      0.41      0.31         0.49         0.55(f)      0.62
Net realized and unrealized gain
  (loss) on investments and
  futures contracts                     0.08          (0.20)    (0.25)     0.12         0.46        (0.08)(f)     0.43
                                  ----------     ----------  --------  --------     --------     --------     --------
Total from Investment Operations        0.30           0.21      0.16      0.43         0.95         0.47         1.05

Less Distributions Declared to
 Shareholders:
From net investment income             (0.22)         (0.43)    (0.44)    (0.34)       (0.50)       (0.58)       (0.62)
From net realized gains                   --             --     (0.03)       --           --           --           --
Return of capital                         --             --        --        --           --           --(g)        --
                                  ----------     ----------  --------  --------     --------     --------     --------
Total Distributions Declared to
  Shareholders                         (0.22)         (0.43)    (0.47)    (0.34)       (0.50)       (0.58)       (0.62)

Net Asset Value, End of Period    $     8.82     $     8.74  $   8.96  $   9.27     $   9.18     $   8.73     $   8.84
Total return (h)                        3.54%(i)       2.37%     1.80%     4.78%(i)    11.30%        5.36%       12.86%

Ratios to Average Net Assets/
 Supplemental Data:
Operating expenses (j)                  0.59%(k)       0.64%     0.69%     0.74%(k)     0.80%        0.79%        0.72%
Interest expense                          --             --        --        --           --%(l)       --           --
Expenses (j)                            0.59%(k)       0.64%     0.69%     0.74%(k)     0.80%        0.79%        0.72%
Net investment income (j)               5.05%(k)       4.63%     4.56%     4.58%(k)     5.51%        6.22%(f)     7.14%
Portfolio turnover rate                   67%(i)        126%       40%       96%(i)      114%         179%(m)      254%(m)
Net assets, end of period (000's) $1,630,508     $1,379,320  $877,193  $793,477     $717,923     $729,580     $514,068

(a)On October 13, 2003, the Liberty Intermediate Bond Fund was renamed Columbia Intermediate Bond Fund.
(b)The Fund changed its fiscal year end from June 30 to March 31, effective March 31, 2004.
(c)Effective July 29, 2002, the Stein Roe Intermediate Bond Fund's Class S shares were redesignated Liberty Intermediate Bond Fund Class Z shares.
(d)Per share data and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the SR&F Intermediate Bond Portfolio, prior to the portfolio liquidation.
(e)Per share data was calculated using average shares outstanding during the period.
(f)Effective July 1, 2001, the SR&F Intermediate Bond Portfolio adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended June 30, 2002, was to decrease net investment income per share by $0.02, decrease net realized and unrealized loss per share by $0.02 and decrease the ratio of net investment income to average net assets from 6.38% to 6.22%. Per share data and ratios for periods prior to June 30, 2002 have not been restated to reflect this change in presentation.
(g)Rounds to less than $0.01 per share.
(h)Total return at net asset value assuming all distributions reinvested.
(i)Not annualized.
(j)The benefits derived from custody credits had an impact of less than 0.01%.
(k)Annualized.
(l)Rounds to less than 0.01%.
(m)Portfolio turnover disclosed is for the SR&F Intermediate Bond Portfolio.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia Intermediate Bond Fund (September 30,
2006)

(Unaudited)

Note 1. Organization
Columbia Intermediate Bond Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal
The Fund seeks total return by investing for a high level of current income and opportunities for capital appreciation.

Fund Shares
The Fund may issue an unlimited number of shares and offers five classes of shares: Class A, Class B, Class C, Class R and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 3.25% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which the shares are purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class R and Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class R and Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)



Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Futures Contracts
The Fund may invest in futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts involves certain risks, which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities,
(2) inability to close out positions due to differing trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities, or (3) an inaccurate prediction by Columbia Management Advisors, LLC ("Columbia") of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable and offset in unrealized gains or losses. The Fund also identifies portfolio securities as segregated with the custodian in a separate account in an amount equal to the futures contract. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Roll Transactions
The Fund may enter into mortgage "dollar rolls" in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date not exceeding 120 days. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the "drop") or fee income plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what such performance would have been without the use of mortgage dollar rolls. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund will hold and maintain in a segregated account until the settlement date, cash or liquid securities in an amount equal to the forward purchase price.

The Fund's policy is to record the components of mortgage dollar rolls using "to be announced" mortgage-backed securities ("TBA Dollar Rolls"). For financial reporting and tax purposes, the Fund treats mortgage dollar rolls as two separate transactions, one involving the purchase of a security and a separate transaction involving a sale. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing.

Mortgage dollar rolls involve certain risks. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the mortgage-related securities may be restricted and the instrument which the Fund is required to repurchase may be worth less than an instrument which the Fund originally held. Successful use of mortgage dollar rolls may depend upon Columbia's ability to

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


predict correctly interest rates and mortgage prepayments. For these reasons, there is no assurance that mortgage dollar rolls can be successfully employed.

Delayed Delivery Securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a "when-issued" basis. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices. The Fund identifies liquid portfolio securities in its records as segregated in an amount equal to the delayed delivery commitment.

Income Recognition
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

Stripped Securities
Stripped mortgage-backed securities are derivative multi-class mortgage securities structured so that one class receives most, if not all, of the principal from the underlying mortgage assets, while the other class receives most, if not all, of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest-only security. The market value of these securities consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund's expect the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information
The tax character of distributions paid during the year ended March 31, 2006 was as follows:

                                             March 31, 2006
                    Distributions paid from:
                        Ordinary Income*        $66,652,649

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

                   Unrealized appreciation     $ 24,939,882
                   Unrealized depreciation      (15,985,417)
                   Net unrealized appreciation $  8,954,465

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)



The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  2013                              $6,075,470
                  2014                               3,776,565
                  Total                             $9,852,035

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption.
This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets   Annual Fee Rate
                   First $1 billion                     0.35%
                   $1 billion to $1.5 billion           0.30%
                   $1.5 billion to $3 billion           0.29%
                   $3 billion to $6 billion             0.28%
                   Over $6 billion                      0.27%

For the six months ended September 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.33% of the Fund's average daily net assets.

Administration Fee
Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.15% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.012% of the Fund's average daily net assets.

Transfer Agent Fee
Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.06% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts of $3,763 on sales of the Fund's Class A shares and net CDSC fees of $160, $128,995 and $1,253 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rates of 0.10%, 0.75%, 0.75% and 0.50% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. The Distributor has voluntarily agreed to waive the Class A share distribution fee. The Distributor has also voluntarily agreed to waive a portion of the Class C share distribution fee so that it will not exceed 0.60% annually of Class C average daily net assets.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" in the Statement of Operations.

Note 5. Portfolio Information
For the six months ended September 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $1,307,154,132 and $1,068,858,504, respectively, of which $653,208,194 and 683,875,552, respectively, were U.S. Government securities.

Note 6. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations.

For the six months ended September 30, 2006, the Fund did not borrow under this arrangement.

Note 7. Securities Lending
The Fund commenced a securities lending program in August, 2006 and may lend its securities to certain approved

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)


brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 8. Disclosure of Significant Risks and Contingencies

High-Yield Securities
Investing in high-yield securities may involve greater credit risk and considerations not typically associated with investing in U.S. government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as "junk" bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high-yield securities may be less liquid to the extent that there is no established secondary market.

Industry Focus
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

Columbia Intermediate Bond Fund (September 30, 2006) (Unaudited)



In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia Funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended September 30, 2006, Columbia has assumed $3,292 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Important Information About This Report

Columbia Intermediate Bond Fund

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110
The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia Intermediate Bond Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia Intermediate Bond Fund

Semiannual Report - September 30, 2006
[LOGO]Columbia Management/R/


(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/114240-0906 (11/06) 06/30976

                                    [LOGO]

Columbia Management /(R)/

                                                                  --------------

Columbia World Equity Fund

Semiannual Report - September 30, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                             September 30, 2006

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    2

                       Fund Profile                   3

                       Investment Portfolio           5

                       Statement of Assets and
                       Liabilities                   11

                       Statement of Operations       13

                       Statement of Changes in Net
                       Assets                        14

                       Financial Highlights          16

                       Notes to Financial Statements 19

                       Important Information
                       about This Report             25

  The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO] Christopher L. Wilson

                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia World Equity Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Growth of a $10,000 investment 10/01/96 - 09/30/06 ($)

                          Share class
                          ------------------------------------------------------

                          Sales charge          without          with
                          Class A               18,844           17,760
                          Class B               17,456           17,456
                          Class C               17,428           17,428

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia World Equity Fund during the stated time period, and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

         Average annual total return as of 09/30/06 (%)

         Share class          A             B             C
         --------------------------------------------------------------
         Inception            10/15/91      03/27/95      03/27/95
         --------------------------------------------------------------
         Sales charge         without with  without with  without with
         6-month (cumulative)  3.89   -2.08  3.49   -1.51  3.49    2.49
         1-year               13.86    7.31 12.97    7.97 12.99   11.99
         5-year                7.47    6.21  6.66    6.35  6.63    6.63
         10-year               6.54    5.91  5.73    5.73  5.71    5.71

The "with sales charge" returns include the maximum initial sales charge of 5.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
The fund initially commenced operations as the Liberty Financial Utilities Fund on October 15, 1991. Performance shown is based, in part, on the performance of the Liberty Financial Utilities Fund, which had a different expense structure than the fund.

                         Net asset value per share

                         as of 09/30/06 ($)
                         Class A                   14.54
                         Class B                   13.94
                         Class C                   13.92
                         Distributions declared per share

                         04/01/06 - 09/30/06 ($)
                         Class A                    0.14
                         Class B                    0.10
                         Class C                    0.10

Understanding Your Expenses - Columbia World Equity Fund


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing cost of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.

04/01/06 - 09/30/06
        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual   Hypothetical Actual  Hypothetical       Actual
Class A 1,000.00    1,000.00        1,038.91 1,017.60      7.62    7.54               1.49
Class B 1,000.00    1,000.00        1,034.90 1,013.84     11.43   11.31               2.24
Class C 1,000.00    1,000.00        1,034.90 1,013.84     11.43   11.31               2.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile - Columbia World Equity Fund


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary


                                         [GRAPHIC] +3.89%
                                                   Class A shares
                                                     (without sales charge)

                                         [GRAPHIC] +3.93%
                                                   MSCI World Index


  Management Style

  Equity
  Style

                                      [GRAPHIC]



  Management Style is determined by Columbia Management and is based on the investment strategy and process as outlined in the Fund's prospectus.
Summary
.. For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.89% without sales charge. The fund performed in line with its benchmark, the MSCI World Index, which returned 3.93%./1/ The average return of funds in the Morningstar World Stock Category was 1.66% over the same period./2/

.. Stock selection in countries and sectors that benefited from strong global economic growth drove performance. Overweight positions in Japan, the United States and Germany were particularly helpful, with technology and consumer discretionary stocks having the biggest positive impact on return. Top technology companies included Canon, Inc. (1.1% of net assets), a manufacturer of photographic equipment, which benefited from the transition to digital technology; and Hewlett-Packard Co. (1.2% of net assets), a diversified computer products company, which is restructuring its operations. Retailers and media companies led the consumer discretionary sector. US retailers American Eagle Outfitters, Inc., Kohl's Corp. and Federated Department Stores, Inc. were standouts (0.5%, 0.9% and 1.2% of net assets, respectively). Media companies CBS Corp. and News Corp. (0.9% and 0.9% of net assets, respectively) were also among the portfolio's biggest contributors to performance.

.. Stock selection in health care and financials was less favorable. Canadian pharmaceutical company Biovail Corp. (0.6% of net assets) disappointed because Wellbutrin, its blockbuster antidepressant drug, faced generic competition earlier than had been expected. In the financials area, Sjaelso Gruppen (0.5% of net assets), a Danish real estate company, suffered because of weakness in the housing market.

.. World stock markets could be in for another period of volatility as higher interest rates and slightly slower economic growth put pressure on corporate earnings --and stock prices. However, we have positioned the portfolio in anticipation of this environment. Longer term, we are optimistic that a slightly slower pace of economic growth could be favorable for stocks.

Portfolio Management
Brian Condon has co-managed Columbia World Equity Fund since June 2005 and has been with the advisor or its predecessor or affiliate organizations since April 1999.
Fred Copper has co-managed the fund since October 2005 and has been with the advisor or its predecessors or affiliate organizations since September 2005. Colin Moore has co-managed the fund since September 2004 and has been with the advisor or its predecessor or affiliate organizations since September 2002. /1/The Morgan Stanley Capital International (MSCI) World Index tracks the performance of global stocks. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index.
/2/(C)2006, Morningstar, Inc. All rights reserved. The information contained herein is the proprietary information of Morningstar, Inc., may not be copied or redistributed for any purpose and may only be used for noncommercial, personal purposes. The information contained herein is not represented or warranted to be accurate, correct, complete or timely. Morningstar, Inc. shall not be responsible for investment decisions, damages or other losses resulting from the use of this information. Past performance is no guarantee of future performance. Morningstar, Inc. has not granted consent for it to be considered or deemed an "expert" under the Securities Act of 1933. Morningstar Categories compare the performance of funds with similar investment objectives and strategies.

Fund Profile (continued) - Columbia World Equity Fund


Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page. Equity investments are affected by stock market fluctuations that occur in response to economic and business developments.
International investing may involve certain risks, including foreign taxation, currency fluctuations, risks associated with possible differences in financial standards and other monetary and political risks.

Investment Portfolio - Columbia World Equity Fund (September 30, 2006 Unaudited)

Common Stocks - 99.2%

Consumer Discretionary - 12.0%                                        Shares  Value ($)
Auto Components - 0.5%       Denso Corp.                               13,500    475,736
                             ---------------------------------------- ------- ----------
                             Auto Components Total                               475,736

Automobiles - 2.1%           Honda Motor Co., Ltd.                     13,900    468,910
                             Suzuki Motor Corp.                        20,000    509,193
                             Toyota Motor Corp.                        17,700    963,762
                             ---------------------------------------- ------- ----------
                             Automobiles Total                                 1,941,865

Distributors - 0.3%          Canon Marketing Japan, Inc.               13,000    312,095
                             ---------------------------------------- ------- ----------
                             Distributors Total                                  312,095

Hotels, Restaurants &        McDonald's Corp.                          19,000    743,280
Leisure - 1.3%               PartyGaming PLC                          230,000    460,282
                             ---------------------------------------- ------- ----------
                             Hotels, Restaurants & Leisure Total               1,203,562

Household Durables - 1.3%    Makita Corp.                               9,900    290,243
                             Matsushita Electric Industrial Co., Ltd.  23,000    488,563
                             Taylor Woodrow PLC                        66,249    439,366
                             ---------------------------------------- ------- ----------
                             Household Durables Total                          1,218,172

Media - 2.4%                 CBS Corp., Class B                        29,850    840,874
                             McGraw-Hill Companies, Inc.                8,600    499,058
                             News Corp., Class B                       41,739    861,493
                             ---------------------------------------- ------- ----------
                             Media Total                                       2,201,425

Multi-Line Retail - 2.1%     Federated Department Stores, Inc.         24,900  1,075,929
                             Kohl's Corp. (a)                          13,000    843,960
                             ---------------------------------------- ------- ----------
                             Multi-Line Retail Total                           1,919,889

Specialty Retail - 2.0%      American Eagle Outfitters, Inc.           11,000    482,130
                             HMV Group PLC                            160,000    484,523
                             Office Depot, Inc. (a)                    23,000    913,100
                             ---------------------------------------- ------- ----------
                             Specialty Retail Total                            1,879,753
Consumer Discretionary Total                                                  11,152,497
Consumer Staples - 7.9%
Beverages - 4.2%             Anheuser-Busch Companies, Inc.            23,400  1,111,734
                             Coca-Cola Co.                             26,800  1,197,424
                             Diageo PLC                                38,644    682,191
                             PepsiCo, Inc.                             14,100    920,166
                             ---------------------------------------- ------- ----------
                             Beverages Total                                   3,911,515

Food Products - 1.5%         General Mills, Inc.                       17,300    979,180
                             Toyo Suisan Kaisha Ltd.                   30,000    432,103
                             ---------------------------------------- ------- ----------
                             Food Products Total                               1,411,283

Household Products - 1.8%    Colgate-Palmolive Co.                     18,050  1,120,905
                             Kimberly-Clark Corp.                       7,600    496,736
                             ---------------------------------------- ------- ----------
                             Household Products Total                          1,617,641

See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)

Consumer Staples (continued)                                        Shares  Value ($)
Tobacco - 0.4%               Japan Tobacco, Inc.                        105    408,693
                             -------------------------------------- ------- ----------
                             Tobacco Total                                     408,693
Consumer Staples Total                                                       7,349,132
Energy - 8.9%

Energy Equipment &           BJ Services Co.                         14,000    421,820
Services - 1.3%              Subsea 7, Inc. (a)                      13,000    211,369
                             TGS Nopec Geophysical Co. ASA (a)       16,000    253,833
                             Tidewater, Inc.                          7,000    309,330
                             -------------------------------------- ------- ----------
                             Energy Equipment & Services Total               1,196,352

Oil, Gas & Consumable        BP PLC                                  40,018    437,362
Fuels - 7.6%                 EnCana Corp.                            16,700    779,723
                             ENI S.p.A.                              26,285    781,015
                             EOG Resources, Inc.                      9,800    637,490
                             Exxon Mobil Corp.                       11,800    791,780
                             Norsk Hydro ASA                         15,000    335,785
                             Occidental Petroleum Corp.              23,600  1,135,396
                             PetroChina Co., Ltd., Class H          618,000    664,396
                             Statoil ASA                             23,000    544,894
                             Total SA                                14,972    986,637
                             -------------------------------------- ------- ----------
                             Oil, Gas & Consumable Fuels Total               7,094,478
Energy Total                                                                 8,290,830
Financials - 26.1%
Capital Markets - 1.5%       Credit Suisse Group, Registered Shares   8,331    481,444
                             Lehman Brothers Holdings, Inc.          13,000    960,180
                             -------------------------------------- ------- ----------
                             Capital Markets Total                           1,441,624

Commercial Banks - 12.6%     ABN AMRO Holding NV                     19,065    554,951
                             Banco Santander Central Hispano SA      82,544  1,303,624
                             Barclays PLC                            80,313  1,012,224
                             BNP Paribas                              5,714    614,039
                             Danske Bank A/S                         24,600    965,999
                             Depfa Bank PLC                          43,483    803,057
                             HBOS PLC                                62,011  1,226,200
                             HSBC Holdings PLC                       42,124    768,066
                             Royal Bank of Scotland Group PLC        29,134  1,002,074
                             Societe Generale                         6,212    986,978
                             Sumitomo Mitsui Financial Group, Inc.       50    524,101
                             United Overseas Bank Ltd.               93,000    952,360
                             Westpac Banking Corp.                   54,848    926,752
                             -------------------------------------- ------- ----------
                             Commercial Banks Total                         11,640,425

Consumer Finance - 0.8%      ORIX Corp.                               2,700    749,665
                             -------------------------------------- ------- ----------
                             Consumer Finance Total                            749,665

                                See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)

Financials (continued)                                                           Shares Value ($)
Diversified Financial Services - 5.6% CIT Group, Inc.                            14,600    709,998
                                      Citigroup, Inc.                            32,500  1,614,275
                                      Fortis                                      9,185    372,378
                                      ING Groep NV                               30,776  1,350,481
                                      JPMorgan Chase & Co.                       24,600  1,155,216
                                      ------------------------------------------ ------ ----------
                                      Diversified Financial Services Total               5,202,348

Insurance - 3.7%                      Axis Capital Holdings Ltd.                  6,000    208,140
                                      Baloise Holding AG, Registered Shares       6,000    589,199
                                      Hartford Financial Services Group, Inc.    11,700  1,014,975
                                      Platinum Underwriters Holdings Ltd.         4,614    142,250
                                      Sampo Oyj, Class A                         49,000  1,020,410
                                      UnumProvident Corp.                        25,400    492,506
                                      ------------------------------------------ ------ ----------
                                      Insurance Total                                    3,467,480

Real Estate Management &
Development - 0.8%                    Sjaelso Gruppen                             1,600    479,209
                                      Sun Hung Kai Properties Ltd.               24,000    261,656
                                      ------------------------------------------ ------ ----------
                                      Real Estate Management & Development Total           740,865

Thrifts & Mortgage Finance - 1.1%     Fannie Mae                                  6,000    335,460
                                      Radian Group, Inc.                         11,600    696,000
                                      ------------------------------------------ ------ ----------
                                      Thrifts & Mortgage Finance Total                   1,031,460
Financials Total                                                                        24,273,867
Health Care - 10.1%
Biotechnology - 1.6%                  Amgen, Inc. (a)                            17,250  1,233,892
                                      Amylin Pharmaceuticals, Inc. (a)            3,200    141,024
                                      Vertex Pharmaceuticals, Inc. (a)            4,600    154,790
                                      ------------------------------------------ ------ ----------
                                      Biotechnology Total                                1,529,706

Health Care Providers &               CIGNA Corp.                                 8,500    988,720
Services - 2.8%                       Lincare Holdings, Inc. (a)                 11,400    394,896
                                      Manor Care, Inc.                           13,200    690,096
                                      OPG Groep NV                                5,300    507,663
                                      ------------------------------------------ ------ ----------
                                      Health Care Providers & Services Total             2,581,375

Pharmaceuticals - 5.7%                Abbott Laboratories                        16,400    796,384
                                      AstraZeneca PLC                            18,027  1,126,894
                                      Biovail Corp.                              35,400    539,496
                                      Eisai Co., Ltd.                            10,300    499,297
                                      Merck & Co., Inc.                          14,700    615,930
                                      Novartis AG, Registered Shares             20,450  1,192,858
                                      Takeda Pharmaceutical Co., Ltd.             8,800    549,932
                                      ------------------------------------------ ------ ----------
                                      Pharmaceuticals Total                              5,320,791
Health Care Total                                                                        9,431,872

See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)

Industrials - 10.2%                                                        Shares  Value ($)
Aerospace & Defense - 2.2%        General Dynamics Corp.                    12,200   874,374
                                  Saab AB, Class B                          19,000   477,349
                                  United Technologies Corp.                 10,200   646,170
                                  ---------------------------------------- ------- ---------
                                  Aerospace & Defense Total                        1,997,893

Building Products - 0.7%          Geberit AG, Registered Shares                550   670,732
                                  ---------------------------------------- ------- ---------
                                  Building Products Total                            670,732

Commercial Services &             Bacou Dalloz                               2,000   234,567
Supplies - 1.3%                   Waste Management, Inc.                    26,400   968,352
                                  ---------------------------------------- ------- ---------
                                  Commercial Services & Supplies Total             1,202,919

Construction & Engineering - 0.5% Jacobs Engineering Group, Inc. (a)         6,000   448,380
                                  ---------------------------------------- ------- ---------
                                  Construction & Engineering Total                   448,380

Electrical Equipment - 0.5%       Schneider Electric SA                      4,000   445,639
                                  ---------------------------------------- ------- ---------
                                  Electrical Equipment Total                         445,639

Machinery - 3.7%                  Andritz AG                                 2,490   380,396
                                  Danaher Corp.                              7,100   487,557
                                  Eaton Corp.                               12,600   867,510
                                  Illinois Tool Works, Inc.                 18,800   844,120
                                  Komatsu Ltd.                              24,000   416,954
                                  SKF AB, Class B                           33,000   481,832
                                  ---------------------------------------- ------- ---------
                                  Machinery Total                                  3,478,369

Road & Rail - 1.3%                Burlington Northern Santa Fe Corp.        10,000   734,400
                                  Central Japan Railway Co.                     46   489,109
                                  ---------------------------------------- ------- ---------
                                  Road & Rail Total                                1,223,509
Industrials Total                                                                  9,467,441
Information Technology - 11.3%
Communications Equipment - 1.2%   Cisco Systems, Inc. (a)                   25,000   575,000
                                  Nokia Oyj                                 26,000   511,599
                                  ---------------------------------------- ------- ---------
                                  Communications Equipment Total                   1,086,599

Computers & Peripherals - 2.7%    Hewlett-Packard Co.                       30,700 1,126,383
                                  International Business Machines Corp.     14,600 1,196,324
                                  Lite-On Technology Corp.                 146,717   181,404
                                  ---------------------------------------- ------- ---------
                                  Computers & Peripherals Total                    2,504,111

Electronic Equipment &            Kyocera Corp.                              9,200   790,113
Instruments - 0.9%                ---------------------------------------- ------- ---------
                                  Electronic Equipment & Instruments Total           790,113

Internet Software &               NetEase.com, Inc., ADR (a)                19,000   310,840
Services - 0.3%                   ---------------------------------------- ------- ---------
                                  Internet Software & Services Total                 310,840

                                See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)

Information Technology (continued)                                                   Shares Value ($)
IT Services - 0.7%                 CGI Group, Inc., Class A (a)                      99,400    650,958
                                   ------------------------------------------------- ------ ----------
                                   IT Services Total                                           650,958

Office Electronics - 1.1%          Canon, Inc.                                       19,500  1,020,886
                                   ------------------------------------------------- ------ ----------
                                   Office Electronics Total                                  1,020,886

Semiconductors & Semiconductor     Lam Research Corp. (a)                            16,000    725,280
Equipment - 3.0%                   MEMC Electronic Materials, Inc. (a)                7,400    271,062
                                   Novellus Systems, Inc. (a)                        16,500    456,390
                                   NVIDIA Corp. (a)                                  21,000    621,390
                                   Taiwan Semiconductor Manufacturing Co., Ltd., ADR 74,693    717,052
                                   ------------------------------------------------- ------ ----------
                                   Semiconductors & Semiconductor Equipment Total            2,791,174

Software - 1.4%                    Intuit, Inc. (a)                                   7,000    224,630
                                   Microsoft Corp.                                   41,000  1,120,530
                                   ------------------------------------------------- ------ ----------
                                   Software Total                                            1,345,160
Information Technology Total                                                                10,499,841
Materials - 5.3%
Chemicals - 3.3%                   Air Products & Chemicals, Inc.                     7,500    497,775
                                   BASF AG                                           10,219    817,650
                                   Dow Chemical Co.                                  12,700    495,046
                                   Linde AG                                           8,688    819,181
                                   Sumitomo Chemical Co., Ltd.                       60,000    449,606
                                   ------------------------------------------------- ------ ----------
                                   Chemicals Total                                           3,079,258

Metals & Mining - 2.0%             Freeport-McMoRan Copper & Gold, Inc., Class B      8,500    452,710
                                   Nucor Corp.                                        8,900    440,461
                                   Salzgitter AG                                      5,506    516,485
                                   ThyssenKrupp AG                                   13,500    455,471
                                   ------------------------------------------------- ------ ----------
                                   Metals & Mining Total                                     1,865,127
Materials Total                                                                              4,944,385
Telecommunication Services - 3.2%
Diversified Telecommunication      Belgacom SA                                       21,543    839,170
Services - 3.2%                    BT Group PLC                                      60,781    306,310
                                   Citizens Communications Co.                       35,000    491,400
                                   France Telecom SA                                 37,101    850,444
                                   Nippon Telegraph & Telephone Corp.                   107    525,406
                                   ------------------------------------------------- ------ ----------
                                   Diversified Telecommunication Services Total              3,012,730
Telecommunication Services Total                                                             3,012,730
Utilities - 4.2%
Electric Utilities - 3.1%          E.ON AG                                            8,453  1,003,942
                                   Edison International                              22,000    916,080
                                   FirstEnergy Corp.                                  8,300    463,638

See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)

Utilities (continued)                                                                    Shares  Value ($)
Electric Utilities (continued) Fortum Oyj                                                 18,850    501,847
                               --------------------------------------------------------- ------- ----------
                               Electric Utilities Total                                           2,885,507

Multi-Utilities - 1.1%         PG&E Corp.                                                 23,000    957,950
                               --------------------------------------------------------- ------- ----------
                               Multi-Utilities Total                                                957,950
Utilities Total                                                                                   3,843,457
                               Total Common Stocks (Cost of $81,117,897)                         92,266,052
Short-Term Obligation - 0.9%                                                             Par ($)
                               Repurchase agreement with State Street Bank & Trust Co.,
                               dated 09/29/06, due 10/02/06 at 4.950%, collateralized by
                               a U.S. Treasury Note maturing 06/15/09, market value of
                               $866,485 (repurchase proceeds $847,349)                   847,000    847,000
                               --------------------------------------------------------- ------- ----------
                               Total Short-Term Obligation (Cost of $847,000)                       847,000

                               --------------------------------------------------------- ------- ----------
                               Total Investments - 100.1% (Cost of $81,964,897) (b)              93,113,052

                               --------------------------------------------------------- ------- ----------
                               Other Assets & Liabilities, Net - (0.1)%                             (73,543)

                               --------------------------------------------------------- ------- ----------
                               Net Assets - 100.0%                                               93,039,509

                              Notes to Investment Portfolio:
                           (a)Non-income producing security.
                           (b)Cost for federal income tax purposes is
                              $81,964,897.

                              The Fund was invested in the following countries at September 30, 2006:

                Country        Value ($)  % of Total Investments
                -------        ---------  ----------------------
                United States* 45,126,040          48.5%
                Japan          10,364,368          11.1
                United Kingdom  7,945,490           8.5
                France          4,118,305           4.4
                Germany         3,612,730           3.9
                Switzerland     2,934,233           3.2
                Netherlands     2,413,095           2.6
                Finland         2,033,855           2.2
                Canada          1,970,177           2.1
                Denmark         1,445,208           1.6
                Norway          1,345,881           1.4
                Spain           1,303,624           1.4
                Belgium         1,211,548           1.3
                China             975,236           1.0
                Sweden            959,180           1.0
                Singapore         952,360           1.0
                Australia         926,752           1.0
                Taiwan            898,457           1.0
                Ireland           803,057           0.9
                Italy             781,015           0.8
                Austria           380,396           0.4
                Bermuda           350,390           0.4
                Hong Kong         261,655           0.3
                               ----------         -----
                               93,113,052         100.0%
                               ==========         =====

                            * Includes short-term obligation

                              Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

                      Acronym Name
                      ------- ----
                        ADR   American Depositary Receipt

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia World Equity Fund (September 30, 2006 Unaudited)


                                                                            ($)
Assets                    Investments, at cost                           81,964,897
                                                                         ----------
                          Investments, at value                          93,113,052
                          Cash                                                   40
                          Foreign currency (cost of $5,380)                   5,216
                          Receivable for:
                           Investments sold                                 165,449
                           Fund shares sold                                   4,765
                           Interest                                             233
                           Dividends                                        209,369
                           Foreign tax reclaims                              61,009
                          Deferred Trustees' compensation plan               22,120
                          ---------------------------------------------- ----------
                          Total Assets                                   93,581,253

Liabilities               Payable for:
                           Investments purchased                            274,200
                           Fund shares repurchased                           50,378
                           Investment advisory fee                           31,624
                           Administration fee                                19,721
                           Transfer agent fee                                74,486
                           Pricing and bookkeeping fees                       9,036
                           Custody fee                                        9,971
                           Distribution and service fees                     26,157
                           Chief compliance officer expenses                    972
                          Deferred Trustees' fees                            22,120
                          Other liabilities                                  23,079
                          ---------------------------------------------- ----------
                          Total Liabilities                                 541,744

                          ---------------------------------------------- ----------
                          Net Assets                                     93,039,509

Composition of Net Assets Paid-in capital                                78,549,582
                          Undistributed net investment income               458,604
                          Accumulated net realized gain                   2,879,110
                          Net unrealized appreciation (depreciation) on:
                           Investments                                   11,148,155
                           Foreign currency translations                      4,058
                          ---------------------------------------------- ----------
                          Net Assets                                     93,039,509

See Accompanying Notes to Financial Statements.

Columbia World Equity Fund (September 30, 2006 Unaudited)


   Class A Net assets                                       $81,476,562
           Shares outstanding                                 5,604,392
           Net asset value per share                        $     14.54(a)(c)
           Maximum offering price per share ($14.54/0.9425) $     15.43(b)

   Class B Net assets                                       $10,287,735
           Shares outstanding                                   738,112
           Net asset value and offering price per share     $     13.94(a)(c)

   Class C Net assets                                       $ 1,275,212
           Shares outstanding                                    91,627
           Net asset value and offering price per share     $     13.92(a)(c)

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.
(c)Redemption price per share is equal to net asset value less any applicable redemption fees.

                                See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia World Equity Fund

(For the Six Months Ended September 30, 2006 Unaudited)

                                                                                                    ($)
Investment Income                 Dividends (Net of foreign taxes withheld of $119,461)          1,256,709
                                  Interest                                                          17,898
                                  -------------------------------------------------------------- ---------
                                  Total Investment Income                                        1,274,607

Expenses                          Investment advisory fee                                          187,694
                                  Administration fee                                               117,309
                                  Distribution fee:
                                   Class B                                                          43,886
                                   Class C                                                           4,836
                                  Service fee:
                                   Class A                                                         101,068
                                   Class B                                                          14,629
                                   Class C                                                           1,612
                                  Transfer agent fee                                               147,637
                                  Pricing and bookkeeping fees                                      40,927
                                  Trustees' fees                                                     6,268
                                  Custody fee                                                       14,370
                                  Chief compliance officer expenses (See Note 4)                     1,967
                                  Non-recurring costs (See Note 9)                                     175
                                  Other expenses                                                    63,621
                                  -------------------------------------------------------------- ---------
                                  Total Expenses                                                   745,999

                                  Non-recurring costs assumed by Investment Advisor (See Note 9)      (175)
                                  Custody earnings credit                                              (44)
                                  -------------------------------------------------------------- ---------
                                  Net Expenses                                                     745,780

                                  -------------------------------------------------------------- ---------
                                  Net Investment Income                                            528,827

Net Realized and Unrealized Gain  Net realized gain (loss) on:
(Loss) on Investments and Foreign  Investments                                                   2,919,868
Currency                           Foreign currency transactions                                   (35,539)
                                  -------------------------------------------------------------- ---------
                                  Net realized gain                                              2,884,329

                                  Net change in unrealized appreciation (depreciation) on:
                                   Investments                                                      31,010
                                   Foreign currency translations                                     2,295
                                  -------------------------------------------------------------- ---------
                                   Net change in unrealized appreciation (depreciation)             33,305
                                  -------------------------------------------------------------- ---------
                                  Net Gain                                                       2,917,634

                                  -------------------------------------------------------------- ---------
                                  Net Increase in Net Assets from Operations                     3,446,461

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia World Equity Fund


                                                                                 (Unaudited)
                                                                                 Six Months     Year
                                                                                 Ended          Ended
                                                                                 September 30,  March 31,
Increase (Decrease) in Net Assets:                                               2006 ($)       2006 ($)
Operations                         Net investment income                               528,827      596,244
                                   Net realized gain (loss) on investments and
                                     foreign currency transactions                   2,884,329   12,088,067
                                   Net change in unrealized appreciation
                                     (depreciation) on investments and foreign
                                     currency translations                              33,305    3,805,985
                                   --------------------------------------------- -------------  -----------
                                   Net Increase from Operations                      3,446,461   16,490,296

Distributions Declared to          From net investment income:
Shareholders:                       Class A                                           (193,292)    (355,963)
                                    Class B                                                (40)          --
                                   From net realized gains:
                                    Class A                                           (594,241)          --
                                    Class B                                            (89,549)          --
                                    Class C                                             (9,955)          --
                                   --------------------------------------------- -------------  -----------
                                   Total Distributions Declared to Shareholders       (887,077)    (355,963)

Share Transactions                 Class A:
                                    Subscriptions                                    2,826,275    3,181,622
                                    Distributions reinvested                           744,598      330,610
                                    Redemptions                                     (6,112,483) (13,726,851)
                                   --------------------------------------------- -------------  -----------
                                    Net Decrease                                    (2,541,610) (10,214,619)

                                   Class B:
                                    Subscriptions                                      323,543      787,351
                                    Distributions reinvested                            82,528           --
                                    Redemptions                                     (3,887,422)  (5,860,586)
                                   --------------------------------------------- -------------  -----------
                                    Net Decrease                                    (3,481,351)  (5,073,235)

                                   Class C:
                                    Subscriptions                                      153,990      272,321
                                    Distributions reinvested                             9,063           --
                                    Redemptions                                       (206,645)    (258,500)
                                   --------------------------------------------- -------------  -----------
                                    Net Increase (Decrease)                            (43,592)      13,821
                                   Net Decrease from Share Transactions             (6,066,553) (15,274,033)
                                   Redemption fees                                         523        1,440

                                   --------------------------------------------- -------------  -----------
                                   Total Increase (Decrease) in Net Assets          (3,506,646)     861,740

Net Assets                         Beginning of period                              96,546,155   95,684,415
                                   End of period                                    93,039,509   96,546,155
                                   Undistributed net investment income at end of
                                     period                                            458,604      123,109

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) - Columbia World Equity Fund


                                                       (Unaudited)
                                                       Six Months     Year
                                                       Ended          Ended
                                                       September 30,  March 31,
                                                       2006           2006
Changes in Shares Class A:
                   Subscriptions                             201,082     246,284
                   Issued for distributions reinvested        55,775      24,674
                   Redemptions                              (432,986) (1,074,033)
                  ------------------------------------ -------------  ----------
                   Net Decrease                             (176,129)   (803,075)

                  Class B:
                   Subscriptions                              23,797      65,580
                   Issued for distributions reinvested         6,437          --
                   Redemptions                              (287,356)   (475,315)
                  ------------------------------------ -------------  ----------
                   Net Decrease                             (257,122)   (409,735)

                  Class C:
                   Subscriptions                              11,332      21,571
                   Issued for distributions reinvested           708          --
                   Redemptions                               (15,343)    (20,454)
                  ------------------------------------ -------------  ----------
                   Net Increase (Decrease)                    (3,303)      1,117

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:


Class A Shares
                                  (Unaudited)
                                  Six Months                           Period
                                  Ended          Year Ended March 31,  Ended             Year Ended October 31,
                                  September 30, -------------------    March 31,    ------------------------------
                                  2006          2006              2005 2004 (a)     2003        2002      2001
-                                 -             ------------------------            --------------------------------
Net Asset Value, Beginning of
 Period                           $ 14.14       $ 11.92     $ 11.09    $ 10.19      $  8.12     $ 10.36   $  16.51

Income from Investment
 Operations:
Net investment income (loss) (b)     0.09          0.10       0.07 (c)   (0.02)        0.01        0.02       0.03
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital
  gains tax                          0.45          2.18        0.81       0.92         2.06       (2.26)     (4.04)
                                  -------       -------     -------    -------      -------     -------   --------
Total from Investment Operations     0.54          2.28        0.88       0.90         2.07       (2.24)     (4.01)

Less Distributions Declared to
 Shareholders:
From net investment income          (0.04)        (0.06)      (0.05)        --           --          --         --
From net realized gains             (0.10)           --          --         --           --          --      (2.12)
In excess of realized gains            --            --          --         --           --          --      (0.02)
                                  -------       -------     -------    -------      -------     -------   --------
Total Distributions Declared to
  Shareholders                      (0.14)        (0.06)      (0.05)        --           --          --      (2.14)

Redemption fees:
Redemption fees added to paid-in-
  capital                              --(d)         --(d)       --(d)      --           --          --         --

Net Asset Value, End of Period    $ 14.54       $ 14.14     $ 11.92    $ 11.09      $ 10.19     $  8.12   $  10.36
Total return (e)                     3.89%(f)     19.15%(g)    7.99%      8.83%(f)    25.49%(g)  (21.62)%   (27.50)%

Ratios to Average Net Assets/
 Supplemental Data:
Expenses (h)                         1.49%(i)      1.51%       1.56%      1.64%(i)     1.66%       1.57%      1.39%
Net investment income (loss) (h)     1.23%(i)      0.76%       0.59%     (0.34)%(i)    0.13%       0.17%      0.26%
Waiver/reimbursement                   --          0.03%         --         --         0.03%         --         --
Portfolio turnover rate                44%(f)        62%         68%       57 %(f)       95%         59%        84%
Net assets, end of period (000's) $81,477       $81,746     $78,479    $84,393      $82,366     $79,227   $127,953

(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Net investment income per share reflects a special dividend which amounted to $0.03 per share.
(d)Rounds to less than $0.01.
(e)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits had an impact of less than 0.01%.
(i)Annualized.

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares
                                  (Unaudited)
                                  Six Months                            Period                 Year Ended
                                  Ended         Year Ended March 31,    Ended                  October 31,
                                  September 30, -------------------     March 31,    -----------------------------
                                  2006          2006               2005 2004 (a)     2003        2002      2001
-                                 -             -------------------------            -------------------------------
Net Asset Value, Beginning of
 Period                           $ 13.58       $ 11.48     $ 10.71     $  9.87      $  7.93     $ 10.19   $ 16.39

Income from Investment
 Operations:
Net investment income (loss) (b)     0.04            --(c)    (0.02)(d)   (0.05)       (0.05)      (0.05)    (0.06)
Net realized and unrealized gain
  (loss) on investments, foreign
  currency and foreign capital
  gains tax                          0.42          2.10        0.79        0.89         1.99       (2.21)    (4.00)
                                  -------       -------     -------     -------      -------     -------   -------
Total from Investment Operations     0.46          2.10        0.77        0.84         1.94       (2.26)    (4.06)

Less Distributions Declared to
 Shareholders:
From net investment income             --(c)         --          --          --           --          --        --
From net realized gains             (0.10)           --          --          --           --          --     (2.12)
In excess of net realized gains        --            --          --          --           --          --     (0.02)
                                  -------       -------     -------     -------      -------     -------   -------
Total Distributions Declared to
  Shareholders                      (0.10)           --          --          --           --          --     (2.14)

Redemption fees:
Redemption fees added to paid-in-
  capital                              --(c)         --(c)       --(c)       --           --          --        --

Net Asset Value, End of Period    $ 13.94       $ 13.58     $ 11.48     $ 10.71      $  9.87     $  7.93   $ 10.19
Total return (e)                     3.49%(f)     18.29%(g)    7.19%       8.51%(f)    24.46%(g)  (22.18)%  (28.08)%

Ratios to Average Net Assets/
 Supplemental Data:
Expenses (h)                         2.24%(i)      2.26%       2.31%       2.39%(i)     2.41%       2.32%     2.14%
Net investment income (loss) (h)     0.52%(i)      0.01%      (0.16)%     (1.09)%(i)   (0.62)%     (0.58)%   (0.49)%
Waiver/reimbursement                   --          0.03%         --          --         0.03%         --        --
Portfolio turnover rate                44%(f)        62%         68%         57%(f)       95%         59%       84%
Net assets, end of period (000's) $10,288       $13,513     $16,129     $19,896      $20,086     $20,311   $38,083

(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01.
(d)Net investment loss per share reflects a special dividend which amounted to $0.03 per share.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits, had an impact of less than 0.01%.
(i)Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia World Equity Fund

Selected data for a share outstanding throughout each period is as follows:


Class C Shares
                                        (Unaudited)
                                        Six Months                          Period                Year Ended
                                        Ended         Year Ended March 31,  Ended                October 31,
                                        September 30, -----------------     March 31,   ----------------------------
                                        2006          2006             2005 2004 (a)    2003       2002      2001
-                                       -             -----------------------           ------------------------------
Net Asset Value, Beginning of Period    $13.56        $11.47     $10.70     $ 9.86      $ 7.93     $ 10.20   $ 16.40

Income from Investment Operations:
Net investment income (loss) (b)          0.03            --(c)   (0.02)(d)  (0.05)      (0.05)      (0.05)    (0.06)
Net realized and unrealized gain (loss)
  on investments, foreign currency
  and foreign capital gains tax           0.43          2.09       0.79       0.89        1.98       (2.22)    (4.00)
                                        ------        ------     ------     ------      ------     -------   -------
Total from Investment Operations          0.46          2.09       0.77       0.84        1.93       (2.27)    (4.06)

Less Distributions Declared to
 Shareholders:
From net realized gains                  (0.10)           --         --         --          --          --     (2.12)
In excess of net realized gains             --            --         --         --          --          --     (0.02)
                                        ------        ------     ------     ------      ------     -------   -------
Total Distributions Declared to
  Shareholders                           (0.10)           --         --         --          --          --     (2.14)

Redemption fees:
Redemption fees added to paid-in-
  capital                                   --(c)         --(c)      --(c)      --          --          --        --

Net Asset Value, End of Period          $13.92        $13.56     $11.47     $10.70      $ 9.86     $  7.93   $ 10.20
Total return (e)                          3.49%(f)     18.22%(g)   7.20%      8.52%(f)   24.34%(g)  (22.25)%  (28.06)%

Ratios to Average Net Assets/
 Supplemental Data:
Expenses (h)                              2.24%(i)      2.26%      2.31%      2.39%(i)    2.41%       2.32%     2.14%
Net investment income (loss) (h)          0.47%(i)        --%(j)  (0.16)%    (1.09)%(i)  (0.62)%     (0.58)%   (0.49)%
Waiver/reimbursement                        --          0.03%        --         --        0.03%         --        --
Portfolio turnover rate                     44%(f)        62%        68%        57%(f)      95%         59%       84%
Net assets, end of period (000's)       $1,275        $1,287     $1,076     $1,129      $1,017     $ 1,041   $ 1,696


(a)The Fund changed its fiscal year end from October 31 to March 31.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Rounds to less than $0.01.
(d)Net investment loss per share reflects a special dividend which amounted to $0.03 per share.
(e)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(f)Not annualized.
(g)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(h)The benefits derived from custody credits, had an impact of less than 0.01%.
(i)Annualized.
(j)Rounds to less than 0.01%.

                                See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia World Equity Fund (September 30, 2006 Unaudited)

(Unaudited)

Note 1. Organization
Columbia World Equity Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust"), is a diversified portfolio. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goal
The Fund seeks long-term growth by investing primarily in global equities.

Fund Shares
The Fund may issue an unlimited number of shares and offers three classes of shares: Class A, Class B and Class C. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 5.75% based on the amount of initial investment. Class A shares purchased without an initial sales charge in accounts aggregating up to $50 million at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within twelve months of the time of the purchase. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which the shares are purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase.

Note 2. Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund's net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees. The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Columbia World Equity Fund (September 30, 2006 Unaudited)



In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition
Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date, except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such, net of non-reclaimable tax withholdings.

Foreign Currency Transactions
The values of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates. Net realized and unrealized gains (losses) on foreign currency transactions include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions to shareholders are recorded on ex-date. Net realized capital gains, if any, are distributed at least annually.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Columbia World Equity Fund (September 30, 2006 Unaudited)



Note 3. Federal Tax Information
The tax character of distributions paid during the year ended March 31, 2006 was as follows:

                                             March 31, 2006
                    Distributions paid from:
                    Ordinary Income*               $355,963
                    Long-Term Capital Gains              --

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

                    Unrealized appreciation     $13,196,410
                    Unrealized depreciation      (2,048,255)
                    Net unrealized appreciation $11,148,155

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption.
This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee based on the Fund's average daily net assets at the following annual rates:

                   Average Daily Net Assets Annual Fee Rate
                       First $1 billion                0.40%
                       Over $1 billion                 0.35%

For the six months ended September 30, 2006, the Fund's annualized effective investment advisory fee rate was 0.40% of the Fund's average daily net assets.

Administration Fee
Columbia provides administrative and other services to the Fund for a monthly administration fee at the annual rate of 0.25% of the Fund's average daily net assets.

Pricing and Bookkeeping Fees
Columbia is responsible for providing pricing and bookkeeping services to the Fund under a pricing and bookkeeping agreement. Under a separate agreement (the "Outsourcing Agreement"), Columbia has delegated those functions to State Street Bank and Trust ("State Street"). As a result, the total fees payable under the pricing and bookkeeping agreement are paid to State Street.

Under its pricing and bookkeeping agreement with the Fund, Columbia receives an annual fee of $38,000 paid monthly plus an additional monthly fee based on the level of average daily net assets for the month; provided that during any 12-month period, the aggregate fee (exclusive of out-of-pocket expenses and charges) shall not exceed $140,000.

The Fund also reimburses Columbia and State Street for out-of-pocket expenses and charges, including fees payable to third parties for pricing the Fund's portfolio securities and direct internal costs incurred by Columbia in connection with providing fund accounting oversight and monitoring and certain other services. For the six months ended September 30, 2006, the annualized effective pricing and bookkeeping fee rate for the Fund, inclusive of out-of-pocket expenses, was 0.087% of the Fund's average daily net assets.

Transfer Agent Fee
Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.00 per open account plus sub-transfer agent fees (exclusive of BFDS fees) calculated based on assets held in omnibus accounts and intended to recover the cost of payments to third parties for services to those accounts. The Transfer Agent may also retain, as additional

Columbia World Equity Fund (September 30, 2006 Unaudited)


compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

For the six months ended September 30, 2006, the Fund's annualized effective transfer agent fee rate, inclusive of out-of-pocket expenses, was 0.31% of the Fund's average daily net assets.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts of $2,389 on sales of the Fund's Class A shares and net CDSC of $69, $11,711 and $189 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan") which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares of the Fund. The Plan also requires the payment of a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to Class B and Class C shares only.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Custody Credits
The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as a reduction of total expenses in the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. For the six months ended September 30, 2006, the Fund paid $1,304 to Columbia for such services. This amount is included in "Other expenses" in the Statement of Operations.

Note 5. Portfolio Information
For the six months ended September 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $41,254,005 and $47,449,337, respectively.

Note 6. Shares of Beneficial Interest
As of September 30, 2006, one shareholder held 5.2% of the Fund's shares outstanding. Subscription and redemption activity of this shareholder may have a material effect on the operations of the Fund.

Note 7. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The

Columbia World Equity Fund (September 30, 2006 Unaudited)


commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2006, the Fund did not borrow under this arrangement.

Note 8. Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund who redeem shares held for 60 days or less.
Redemption fees, which are retained by the Fund, are accounted for as an addition to paid-in capital and are allocated to each class proportionately for purposes of determining the net asset value of each class. For the six months ended September 30, 2006, the redemption fees for the Class A, Class B, and Class C shares of the Fund amounted to $451, $65, and $7, respectively.

Note 9. Disclosure of Significant Risks and Contingencies

Foreign Securities
There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of currency exchange or other foreign governmental laws or restrictions. In addition, the liquidity of foreign securities may be more limited than that of domestic securities.

Investments in emerging market countries are subject to additional risk. The risk of foreign investments is typically increased in less developed countries. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets.

Industry Focus
The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

Columbia World Equity Fund (September 30, 2006 Unaudited)



A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, deferred the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended September 30, 2006, Columbia has assumed $175 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Important Information About This Report

Columbia World Equity Fund

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia World Equity Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia World Equity Fund

Semiannual Report - September 30, 2006
                                    [LOGO]

Columbia Management /(R)/

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/114442-0906 (11/06) 06/30977

                                    [LOGO]

Columbia Management/(R)/

                                                                  --------------

Columbia U.S. Treasury Index Fund

Semiannual Report - September 30, 2006

                       NOT FDIC INSURED  May Lose Value
                                        -----------------
                                        No Bank Guarantee

President's Message

                                                             September 30, 2006

  Table of contents


                       Performance Information        1

                       Understanding Your Expenses    2

                       Fund Profile                   3

                       Investment Portfolio           5

                       Statement of Assets and
                       Liabilities                    7

                       Statement of Operations        8

                       Statement of Changes in Net
                       Assets                         9

                       Financial Highlights          10

                       Notes to Financial Statements 14

                       Columbia Funds                19

                       Important Information
                       About This Report             21

  The views expressed in the President's Message and Fund Profile reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

[PHOTO] Christopher L. Wilson

                     Dear Shareholder,
                     Over the past few years, you've heard a lot about change here at Columbia Funds as we've streamlined our fund offerings, reduced our expenses and enhanced the different ways that you can do business with us. Our goal in all these matters has been to make investing easier and more convenient -- and to ensure that you find the range of financial choices and services that you expect from one of the nation's leading financial companies.

                     As 78 million baby boomers move closer to retirement, we are also mindful that retirement is the single most important financial goal for many Americans. To that end we have committed considerable resources to ensure that you can find a wide range of choices at Columbia Funds, whether you are just beginning to invest for retirement or preparing to turn your retirement savings into income. If you haven't done so already, we suggest that you work closely with your financial adviser to draw up a personal investment plan that is based on what you'll require for your future. We continue to look for new ways to help meet the unique needs of all our investors -- especially those who are approaching retirement.

Change is a constant in our lives, but one thing that does not change is our commitment to continue to improve your investment and service experiences. At Columbia Funds, we understand that you have a choice of financial providers and we want you to remain satisfied with your decision to invest with us -- now and in the years to come.

Keep in mind that investing is often a long-term undertaking. While it's important to review the performance and market environment of the most recent period, it's essential to evaluate this information with your goal, time horizon and risk tolerance in mind.

Sincerely,

/s/ Christopher L. Wilson
Christopher L. Wilson
President, Columbia Funds

Performance Information - Columbia U.S. Treasury Index Fund

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

                          Growth of a $10,000 investment 10/01/96 - 09/30/06 ($)
                          Sales charge          without          with
                          Class A               17,420           16,599
                          Class B               16,927           16,927
                          Class C               17,024           17,024
                          Class Z               17,582              n/a

The table above shows the growth in value of a hypothetical $10,000 investment in each share class of Columbia U.S. Treasury Index Fund during the stated time period, and it does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

     Average annual total return as of 09/30/06 (%)

     Share class          A             B             C            Z
     ----------------------------------------------------------------------
     Inception            11/25/02      11/25/02      11/25/02     06/04/91
     ----------------------------------------------------------------------
     Sales charge         without with  without with  without with without
     6-month (cumulative) 3.25    -1.64 2.86    -2.14 2.94    1.94 3.37
     1-year               2.44    -2.46 1.68    -3.24 1.83    0.84 2.69
     5-year               3.70     2.70 3.10     2.76 3.22    3.22 3.89
     10-year              5.71     5.20 5.40     5.40 5.46    5.46 5.81

The "with sales charge" returns include the maximum initial sales charge of 4.75% for Class A shares, the applicable contingent deferred sales charge (5% in the first year, declining to 1% in the sixth year and eliminated thereafter) for Class B shares and 1.00% for Class C shares for the first year only. The "without sales charge" returns do not include the effect of sales charges. If they had, returns would be lower.
Performance results reflect any voluntary waivers or reimbursement of fund expenses by the investment advisor and/or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.
All results shown assume reinvestment of distributions. Class Z shares are sold at net asset value with no 12b-1 fees. Class Z shares have limited eligibility and the investment minimum requirement may vary. Please see the fund's prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class.
The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Class A, B, and C shares (newer class shares) performance information includes returns of the fund's Class Z shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. These Class Z share returns are not restated to reflect any expense differential (e.g. Rule 12b-1 fees) between Class Z shares and the newer class of shares. Had the expense differential been reflected, the returns for the periods prior to the inception of Class A, B and C shares would have been lower.

                         Net asset value per share

                         as of 09/30/06 ($)
                         Class A                   10.56
                         Class B                   10.56
                         Class C                   10.56
                         Class Z                   10.56
                         Distributions declared per share

                         04/01/06 - 09/30/06 ($)
                         Class A                    0.22
                         Class B                    0.19
                         Class C                    0.19
                         Class Z                    0.24

Understanding Your Expenses - Columbia U.S. Treasury Index Fund


  Estimating your actual expenses

  To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

 . For shareholders who receive their account statements from Columbia
   Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.
 . For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
 1.Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
 2.In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.
As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees.


04/01/06 - 09/30/06

        Account value at the        Account value at the     Expenses paid      Fund's annualized
        beginning of the period ($) end of the period ($) during the period ($) expense ratio (%)
-------------------------------------------------------------------------------------------------
        Actual      Hypothetical    Actual   Hypothetical Actual  Hypothetical        Actual
Class A 1,000.00    1,000.00        1,032.49 1,022.06     3.06    3.04                0.60
Class B 1,000.00    1,000.00        1,028.58 1,018.30     6.87    6.83                1.35
Class C 1,000.00    1,000.00        1,029.38 1,019.05     6.10    6.07                1.20
Class Z 1,000.00    1,000.00        1,033.69 1,023.26     1.84    1.83                0.36

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.
Had the investment advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund and do not reflect any transaction costs, such as sales charges or redemption or exchange fees. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds. If these transaction costs were included, your costs would have been higher.

Fund Profile - Columbia U.S. Treasury Index Fund


Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

  Summary


                                         [GRAPHIC] +3.25%
                                                   Class A shares
                                                    (without sales charge)

                                         [GRAPHIC] +3.61%
                                                   Citigroup Bond U.S.
                                                   Treasury Index

  Management Style

  Fixed-Income
  Maturity

                                      [GRAPHIC]




  Management style is determined by Columbia Management and is based on the investment strategy and process as outlined in the fund's prospectus.
Summary
.. For the six-month period ended September 30, 2006, the fund's Class A shares returned 3.25% without sales charge. The fund's Class Z Shares returned 3.37%. The Citigroup Bond U.S. Treasury Index posted a total return of 3.61% over the same period./1/ The fund's return was lower than the 4.03% average return for its peer group, the Lipper General U.S. Treasury Classification Average./2/ The modest underperformance relative to the benchmark was, in part, attributable to the fund's maturity structure, in which intermediate bonds were slightly underrepresented. The fund also had a slightly larger position in callable bonds than the index. Callable bonds underperformed as interest rates declined in the final months of the period. The lower return relative to the peer group reflects the shorter average maturity of the fund and its benchmark, compared to that of the peer group; shorter maturity bonds did not fare as well as longer maturity bonds.

.. The period was favorable for Treasury securities across most points of the maturity spectrum. In May and June, the Federal Reserve Board Open Market Committee (the Fed) pushed the overnight bank lending rate, the federal funds rate, higher. However, the Fed passed on any further increases at its August and September meetings, leaving the federal funds rate at 5.25%. That news, coupled with a decline in energy prices, caused yields on intermediate and longer maturities to drift lower. Overall, Treasury securities held their own versus corporate bonds and other fixed-income instruments, in contrast to recent years when the penalty for avoiding credit risk was greater. In a reversal of a recent trend, Treasury bonds with intermediate maturities were the best performers on a risk-reward basis.

.. Because most new Treasury financings have been taking place in the 2-5 year range, the fund's weight in the 1-5 year maturity range increased slightly, from 50% to 52%. While the Treasury has resumed issuance of 30-year bonds, the number of newly issued 30-year bonds has not kept pace with the rate at which older long bonds are moving into shorter maturity areas. As a result, the fund's position in longer-maturity bonds has decreased.


/1/The Citigroup Bond U.S. Treasury Index is an index composed of all US
   Treasury notes and bonds with remaining maturities of at least one year and outstanding principal of at least $25 million that are included in the Citigroup Broad Investment-Grade Bond Index. Securities in the Citigroup Bond U.S. Treasury Index are weighted by market value, that is, the price per bond or note multiplied by the number of bonds or notes outstanding. Indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in an index.
/2/Lipper Inc., a widely respected data provider in the industry, calculates an average total return (assuming reinvestment of distributions) for mutual funds with investment objectives similar to those of the fund. Lipper makes no adjustment for the effect of sales loads.

Fund Profile (continued) - Columbia U.S. Treasury Index Fund


Portfolio Management
David Lindsay has managed the Columbia U.S. Treasury Index Fund since July 1994 and has been with the advisor or its predecessors or affiliate organizations since 1986.



Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this fund may differ from that presented for other Columbia Funds mutual funds and portfolios. Performance for different classes of shares will vary based on differences in sales charges and fees associated with each class. For standardized performance, please refer to the Performance Information page.
The value of the fund may be affected by interest rate changes and the creditworthiness of issuers held in the fund. When interest rates go up, bond prices typically drop, and vice versa.
The fund is subject to indexing risk; because the fund is designed to track its index, your investment will decline in value when its index declines. Because the fund will not hold all the issues included in its index, and bears transaction costs and expenses, it may not always be fully invested, and the fund's performance may fail to match the performance of its index, after taking expenses into account. Security prices in a market, sector or industry may fall, reducing the value of your investment. Fund shares are not guaranteed or backed by the US government or any agency.

Investment Portfolio - Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)


Government & Agency Obligations - 97.7%                                     Par ($)    Value ($)
U.S. Treasury Bonds - 28.2% 12.000% 08/15/13                                 4,175,000   4,715,303
                            7.500% 11/15/16 (a)                              6,350,000   7,778,750
                            8.750% 05/15/17                                  1,330,000   1,775,861
                            7.875% 02/15/21                                  4,750,000   6,242,170
                            8.125% 08/15/21 (a)                                950,000   1,279,977
                            7.250% 08/15/22 (a)                              2,350,000   2,974,402
                            6.875% 08/15/25                                  2,000,000   2,498,906
                            6.125% 11/15/27 (a)                              5,750,000   6,725,252
                            5.250% 02/15/29 (a)                              3,450,000   3,648,106
                            4.500% 02/15/36 (a)                              1,500,000   1,437,304
                            ----------------------------------------------- ---------- -----------
                            U.S. Treasury Bonds Total                                   39,076,031

U.S. Treasury Notes - 69.5% 3.000% 11/15/07 (a)                              7,450,000   7,298,676
                            4.375% 12/31/07 (a)                              4,000,000   3,976,408
                            4.875% 04/30/08 (a)                              4,000,000   4,005,780
                            5.625% 05/15/08                                  7,565,000   7,668,134
                            4.125% 08/15/08 (a)                              4,000,000   3,962,812
                            3.125% 10/15/08 (a)                             12,900,000  12,513,000
                            2.625% 03/15/09                                  3,650,000   3,482,042
                            5.500% 05/15/09 (a)                              6,150,000   6,283,092
                            4.000% 04/15/10                                  2,800,000   2,746,078
                            5.750% 08/15/10 (a)                             11,400,000  11,864,014
                            5.000% 08/15/11 (a)                              7,450,000   7,593,472
                            4.000% 11/15/12                                  2,450,000   2,373,055
                            3.875% 02/15/13 (a)                              8,950,000   8,596,546
                            4.250% 08/15/14                                  5,000,000   4,878,710
                            4.000% 02/15/15 (a)                              3,550,000   3,398,156
                            4.125% 05/15/15 (a)                                400,000     386,016
                            4.500% 02/15/16 (a)                              5,500,000   5,444,785
                            ----------------------------------------------- ---------- -----------
                            U.S. Treasury Notes Total                                   96,470,776

                            Total Government & Agency Obligations
                             (cost of $134,569,896)                                    135,546,807
Securities Lending Collateral - 28.3%                                       Shares
                            State Street Navigator Securities Lending Prime
                              Portfolio (b)                                 39,282,954  39,282,954
                            ----------------------------------------------- ---------- -----------
                            Securities Lending Collateral (cost of $39,282,954)         39,282,954

See Accompanying Notes to Financial Statements.

Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)



 Short-Term Obligation - 0.9%                            Par ($)   Value ($)
     Repurchase agreement with State Street Bank & Trust
     Co., dated 09/29/06, due 10/02/06 at 4.950%,
     collateralized by a U.S. Treasury Note maturing
     11/15/10, market value of $1,267,187 (repurchase
     proceeds $1,242,512)                                1,242,000   1,242,000
     --------------------------------------------------- --------- -----------
     Total Short-Term Obligation (cost of $1,242,000)                1,242,000

     --------------------------------------------------- --------- -----------
     Total Investments - 126.9% (cost of $175,094,850)(c)          176,071,761

     --------------------------------------------------- --------- -----------
     Other Assets & Liabilities, Net - (26.9)%                     (37,342,502)

     --------------------------------------------------- --------- -----------
     Net Assets - 100.0%                                           138,729,259

                              Notes to Investment Portfolio:
                           (a)All or a portion of this security is on loan at
                              September 30, 2006. The total market value of securities on loan at September 30, 2006 is $38,507,379.
                           (b)Investment made with cash collateral received
                              from securities lending activity.
                           (c)Cost for federal income tax purposes is
                              $176,513,410.

                              At September 30, 2006, the fund held investments in the following:

                 Holding by Revenue Source     % of Net Assets
                 -------------------------     ---------------
                 U.S. Treasury Notes                 69.5%
                 Securities Lending Collateral       28.3
                 U.S. Treasury Bonds                 28.2
                 Short- Term Obligation               0.9
                 Other Assets & Liabilities         (26.9)
                                                    -----
                                                    100.0%
                                                    =====

                                See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities - Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)


                                                                                              ($)
Assets                    Investments, at cost                                                175,094,850
                                                                                              -----------
                          Investments, at value (including securities on loan of $38,507,379) 176,071,761
                          Cash                                                                        754
                          Receivable for:
                           Investments sold                                                     3,104,710
                           Fund shares sold                                                       458,946
                           Interest                                                             1,607,691
                          Expense reimbursement due from Investment Advisor                         6,831
                          Deferred Trustees' compensation plan                                      9,587
                          Other assets                                                              1,820
                          ------------------------------------------------------------------- -----------
                          Total Assets                                                        181,262,100

Liabilities               Collateral on securities loaned                                      39,282,954
                          Payable for:
                           Investments purchased                                                2,963,543
                           Fund shares repurchased                                                 67,727
                           Distributions                                                          159,746
                           Investment advisory fee                                                 11,384
                           Administration fee                                                      34,116
                           Trustees' fees                                                             169
                           Distribution and service fees                                            3,006
                          Deferred Trustees' fees                                                   9,587
                          Other liabilities                                                           609
                          ------------------------------------------------------------------- -----------
                          Total Liabilities                                                    42,532,841

                          ------------------------------------------------------------------- -----------
                          Net Assets                                                          138,729,259

Composition of Net Assets Paid-in capital                                                     141,982,554
                          Overdistributed net investment income                                (1,643,555)
                          Accumulated net realized loss                                        (2,586,651)
                          Net unrealized appreciation on investments                              976,911
                          ------------------------------------------------------------------- -----------
                          Net Assets                                                          138,729,259
Class A                   Net assets                                                            4,013,119
                          Shares outstanding                                                      379,909
                          Net asset value per share                                                 10.56(a)
                          Maximum offering price per share ($10.56/0.9525)                          11.09(b)

Class B
                          Net assets                                                            1,533,227
                          Shares outstanding                                                      145,144
                          Net asset value and offering price per share                              10.56(a)

Class C
                          Net assets                                                            1,248,069
                          Shares outstanding                                                      118,143
                          Net asset value and offering price per share                              10.56(a)

Class Z
                          Net assets                                                          131,934,844
                          Shares outstanding                                                   12,489,322
                          Net asset value, offering and redemption price per share                  10.56

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.

See Accompanying Notes to Financial Statements.

Statement of Operations - Columbia U.S. Treasury Index Fund

(For the Six Months Ended September 30, 2006 Unaudited)

                                                                                                     ($)
Investment Income                Interest                                                            3,176,948
                                 Securities lending                                                      3,297
                                 ------------------------------------------------------------------- ---------
                                 Total Investment Income                                             3,180,245

Expenses                         Investment advisory fee                                                68,950
                                 Administration fee                                                    206,851
                                 Distribution fee:
                                  Class B                                                                5,772
                                  Class C                                                                4,216
                                 Service fee:
                                  Class A                                                                4,200
                                  Class B                                                                1,924
                                  Class C                                                                1,404
                                 Sub-account services fee - Class Z                                     14,597
                                 Trustees' fees                                                          7,485
                                 Non-recurring costs (See Note 9)                                          260
                                 Other expenses                                                            986
                                 ------------------------------------------------------------------- ---------
                                 Total Operating Expenses                                              316,645

                                 Interest expense                                                          311
                                 ------------------------------------------------------------------- ---------
                                 Total Expenses                                                        316,956

                                 Fees and expenses waived or reimbursed by Investment Advisor          (41,945)
                                 Fees and expenses waived or reimbursed by Administrator - Class Z      (6,594)
                                 Fees waived by Distributor - Class C                                     (846)
                                 Non-recurring costs assumed by Investment Advisor (See Note 9)           (260)
                                 ------------------------------------------------------------------- ---------
                                 Net Expenses                                                          267,311

                                 ------------------------------------------------------------------- ---------
                                 Net Investment Income                                               2,912,934

Net Realized and Unrealized Gain Net realized loss on investments                                     (738,850)
(Loss) on Investments            Net change in unrealized appreciation (depreciation) on investments 2,387,599

                                 ------------------------------------------------------------------- ---------
                                 Net Gain                                                            1,648,749

                                 ------------------------------------------------------------------- ---------
                                 Net Increase in Net Assets from Operations                          4,561,683

                                See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets - Columbia U.S. Treasury Index Fund


                                                                                   (Unaudited)
                                                                                   Six Months     Year
                                                                                   Ended          Ended
                                                                                   September 30,  March 31,
Increase (Decrease) in Net Assets:                                                 2006 ($)       2006 ($)
Operations                         Net investment income                               2,912,934    5,837,189
                                   Net realized loss on investments                     (738,850)    (358,055)
                                   Net change in unrealized appreciation
                                     (depreciation) on investments                     2,387,599   (2,778,329)
                                   ----------------------------------------------- -------------  -----------
                                   Net Increase from Operations                        4,561,683    2,700,805

Distributions Declared to          From net investment income:
Shareholders:                       Class A                                              (72,707)    (168,812)
                                    Class B                                              (27,412)     (52,104)
                                    Class C                                              (20,660)     (37,133)
                                    Class Z                                           (2,995,126)  (6,086,330)
                                   ----------------------------------------------- -------------  -----------
                                   Total Distributions Declared to Shareholders       (3,115,905)  (6,344,379)

Share Transactions                 Class A:
                                    Subscriptions                                      1,240,023    3,047,725
                                    Distributions reinvested                              51,685      136,474
                                    Redemptions                                         (532,058)  (3,171,464)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase                                         759,650       12,735

                                   Class B:
                                    Subscriptions                                        239,410      556,973
                                    Distributions reinvested                              23,055       41,319
                                    Redemptions                                         (359,972)    (388,735)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase (Decrease)                              (97,507)     209,557

                                   Class C:
                                    Subscriptions                                        567,070      789,893
                                    Distributions reinvested                              16,620       33,338
                                    Redemptions                                         (416,166)    (599,602)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase                                         167,524      223,629

                                   Class Z:
                                    Subscriptions                                     10,338,929   22,817,562
                                    Distributions reinvested                           2,041,311    4,150,366
                                    Redemptions                                      (18,418,484) (38,881,587)
                                   ----------------------------------------------- -------------  -----------
                                    Net Decrease                                      (6,038,244) (11,913,659)
                                   Net Decrease from Share Transactions               (5,208,577) (11,467,738)

                                   ----------------------------------------------- -------------  -----------
                                   Total Decrease in Net Assets                       (3,762,799) (15,111,312)

Net Assets                         Beginning of period                               142,492,058  157,603,370
                                   End of period                                     138,729,259  142,492,058
                                   Overdistributed net investment income at end of
                                     period                                           (1,643,555)  (1,440,584)
                                   ----------------------------------------------- -------------  -----------

Changes in Shares                  Class A:
                                    Subscriptions                                        119,228      284,145
                                    Issued for distributions reinvested                    4,961       12,720
                                    Redemptions                                          (51,315)    (299,053)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase (Decrease)                               72,874       (2,188)

                                   Class B:
                                    Subscriptions                                         23,048       51,875
                                    Issued for distributions reinvested                    2,215        3,853
                                    Redemptions                                          (34,677)     (36,604)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase (Decrease)                               (9,414)      19,124

                                   Class C:
                                    Subscriptions                                         54,958       73,666
                                    Issued for distributions reinvested                    1,594        3,108
                                    Redemptions                                          (39,908)     (56,379)
                                   ----------------------------------------------- -------------  -----------
                                    Net Increase                                          16,644       20,395

                                   Class Z:
                                    Subscriptions                                        993,801    2,127,992
                                    Issued for distributions reinvested                  196,103      386,340
                                    Redemptions                                       (1,778,128)  (3,618,184)
                                   ----------------------------------------------- -------------  -----------
                                    Net Decrease                                        (588,224)  (1,103,852)

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class A Shares
                                                       (Unaudited)
                                                       Six months
                                                       Ended             Year Ended March 31,     Period Ended
                                                       September 30, ---------------------------  March 31,
                                                       2006          2006       2005     2004 (a) 2003 (b)
--------------------------------------------------------             -----------------------------
Net Asset Value, Beginning of Period                   $10.45        $10.72     $11.18   $11.25   $11.05

Income from Investment Operations:
Net investment income (c)                                0.21          0.39       0.35     0.35     0.19
Net realized and unrealized gain (loss) on investments   0.12         (0.24)     (0.41)    0.05     0.15
                                                       ------        ------     ------   ------   ------
Total from Investment Operations                         0.33          0.15      (0.06)    0.40     0.34

Less Distributions Declared to Shareholders:
From net investment income                              (0.22)        (0.42)     (0.40)   (0.47)   (0.14)

Net Asset Value, End of Period                         $10.56        $10.45     $10.72   $11.18   $11.25
Total Return (d)                                         3.25%(e)(f)   1.38%(e)  (0.48)%   3.70%    3.12%(f)

Ratios to Average Net Assets/Supplemental Data:
Operating Expenses                                       0.60%(g)      0.63%      0.66%    0.66%    0.65%(g)
Interest Expense                                           --%(g)(h)     --%(h)     --       --       --
Expenses                                                 0.60%(g)      0.63%      0.66%    0.66%    0.65%(g)
Net investment income                                    4.02%(g)      3.60%      3.22%    3.14%    4.86%(g)
Waiver/reimbursement                                     0.06%(g)      0.03%        --       --       --
Portfolio turnover rate                                    19%(f)        36%        44%      42%      48%
Net assets, end of period (000's)                      $4,013        $3,208     $3,314   $2,625   $  477



(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class A shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)Annualized.
(h)Rounds to less than 0.01%

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class B Shares
                                                       (Unaudited)
                                                       Six months
                                                       Ended                                      Period Ended
                                                       September 30,     Year Ended March 31,     March 31,
                                                       2006          ---------------------------  2003 (b)
                                                       ------------- 2006       2005     2004 (a) ------------
--------------------------------------------------------             -----------------------------
Net Asset Value, Beginning of Period                   $10.45        $10.72     $11.18   $11.25   $11.05

Income from Investment Operations:
Net investment income (c)                                0.17          0.31       0.27     0.27     0.17
Net realized and unrealized gain (loss) on investments   0.13         (0.24)     (0.41)    0.05     0.15
                                                       ------        ------     ------   ------   ------
Total from Investment Operations                         0.30          0.07      (0.14)    0.32     0.32

Less Distributions Declared to Shareholders:
From net investment income                              (0.19)        (0.34)     (0.32)   (0.39)   (0.12)

Net Asset Value, End of Period                         $10.56        $10.45     $10.72   $11.18   $11.25
Total Return (d)                                         2.86%(e)(f)   0.62%(e)  (1.23)%   2.91%    2.87%(f)

Ratios to Average Net Assets/Supplemental Data:
Operating Expenses                                       1.35%(g)      1.38%      1.41%    1.41%    1.40%(g)
Interest Expense                                           --%(g)(h)     --%(h)     --       --       --
Expenses                                                 1.35%(g)      1.38%      1.41%    1.41%    1.40%(g)
Net investment income                                    3.27%(g)      2.85%      2.48%    2.44%    4.25%(g)
Waiver/reimbursement                                     0.06%(g)      0.03%        --       --       --
Portfolio turnover rate                                    19%(f)        36%        44%      42%      48%
Net assets, end of period (000's)                      $1,533        $1,615     $1,451   $1,574   $  678



(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class B shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)Annualized.
(h)Rounds to less than 0.01%

See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class C Shares
                                                       (Unaudited)
                                                       Six months
                                                       Ended                                      Period Ended
                                                       September 30,     Year Ended March 31,     March 31,
                                                       2006          ---------------------------  2003 (b)
                                                       ------------- 2006       2005     2004 (a) ------------
--------------------------------------------------------             -----------------------------
Net Asset Value, Beginning of Period                   $10.45        $10.72     $11.18   $11.25   $11.05

Income from Investment Operations:
Net investment income (c)                                0.18          0.32       0.29     0.28     0.27
Net realized and unrealized gain (loss) on investments   0.12         (0.23)     (0.41)    0.06     0.05
                                                       ------        ------     ------   ------   ------
Total from Investment Operations                         0.30          0.09      (0.12)    0.34     0.32

Less Distributions Declared to Shareholders:
From net investment income                              (0.19)        (0.36)     (0.34)   (0.41)   (0.12)

Net Asset Value, End of Period                         $10.56        $10.45     $10.72   $11.18   $11.25
Total Return (d)(e)                                      2.94%(f)      0.77%     (1.07)%   3.07%    2.92%(f)

Ratios to Average Net Assets/Supplemental Data:
Operating Expenses                                       1.20%(g)      1.23%      1.26%    1.26%    1.25%(g)
Interest Expense                                           --%(g)(h)     --%(h)     --       --       --
Expenses                                                 1.20%(g)      1.23%      1.26%    1.26%    1.25%(g)
Net investment income                                    3.38%(g)      3.01%      2.67%    2.56%    6.87%(g)
Waiver/reimbursement                                     0.21%(g)      0.18%      0.15%    0.15%    0.15%(g)
Portfolio turnover rate                                    19%(f)        36%        44%      42%      48%
Net assets, end of period (000's)                      $1,248        $1,060     $  869   $1,843   $  414

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)Class C shares were initially offered on November 25, 2002. Per share data and total return reflect activity from that date.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Investment Advisor and/or its affiliates not waived or reimbursed portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)Annualized.
(h)Rounds to less than 0.01%

                                See Accompanying Notes to Financial Statements.

Financial Highlights - Columbia U.S. Treasury Index Fund

Selected data for a share outstanding throughout each period is as follows:

Class Z Shares
                                                (Unaudited)
                                                Six months
                                                Ended                              Year Ended March 31,
                                                September 30,   ----------------------------------------------------------
                                                2006            2006         2005        2004 (a)    2003 (b)     2002
-------------------------------------------------               -----------------------------------------------------------
Net Asset Value, Beginning of Period            $  10.45        $  10.72     $  11.18    $  11.26    $  10.40     $  10.66

Income from Investment Operations:
Net investment income                               0.22            0.41(c)      0.38(c)     0.39(c)     0.46(c)      0.51
Net realized and unrealized gain (loss) on
  investments                                       0.13           (0.23)       (0.41)       0.03        0.90        (0.19)
                                                --------        --------     --------    --------    --------     --------
Total from Investment Operations                    0.35            0.18        (0.03)       0.42        1.36         0.32

Less Distributions Declared to Shareholders:
From net investment income                         (0.24)          (0.45)       (0.43)      (0.50)      (0.50)       (0.58)

Net Asset Value, End of Period                  $  10.56        $  10.45     $  10.72    $  11.18    $  11.26     $  10.40
Total Return (d)(e)                                 3.37%(f)        1.62%       (0.25)%      3.85%      13.28%        3.03%

Ratios to Average Net Assets/Supplemental Data:
Operating Expenses                                  0.36%(g)        0.39%        0.42%       0.42%       0.42%        0.42%
Interest Expense                                      --%(g)(h)       --%(h)       --          --          --           --
Expenses                                            0.36%(g)        0.39%        0.42%       0.42%       0.42%        0.42%
Net investment income                               4.25%(g)        3.83%        3.47%       3.49%       4.21%        4.84%
Waiver/reimbursement                                0.07%(g)        0.04%        0.01%       0.01%         --%(h)     0.01%
Portfolio turnover rate                              19 %(f)          36%          44%         42%         48%          47%
Net assets, end of period (000's)               $131,935        $136,609     $151,969    $177,714    $183,042     $160,180

(a)Effective October 13, 2003, the Liberty U.S. Treasury Index Fund was renamed Columbia U.S. Treasury Index Fund.
(b)On November 25, 2002, the Galaxy II U.S. Treasury Index Fund was renamed Liberty U.S. Treasury Index Fund, Class Z shares.
(c)Per share data was calculated using average shares outstanding during the period.
(d)Total return at net asset value assuming all distributions reinvested.
(e)Had the Investment Advisor and/or its affiliates not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)Annualized.
(h)Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements - Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)


Note 1. Organization
Columbia U.S. Treasury Index Fund (the "Fund"), a series of Columbia Funds Series Trust I (the "Trust") is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

Investment Goals
The Fund seeks to provide investment results that, before deduction of operating expenses, match the price and yield performance of the U.S. Treasury Index.

Fund Shares
The Fund may issue an unlimited number of shares and offers four classes of shares: Class A, Class B, Class C and Class Z. Each share class has its own sales charge and expense structure.

Class A shares are subject to a maximum front-end sales charge of 4.75% based on the amount of initial investment. Class B shares are subject to a maximum CDSC of 5.00% based upon the holding period after purchase. Class B shares will convert to Class A shares in a certain number of years after purchase, depending on the program under which the shares are purchased. Class C shares are subject to a 1.00% CDSC on shares sold within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

Note 2. Significant Accounting Policies

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation
Debt securities generally are valued by pricing services approved by the Fund's Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a "fair value", such value is likely to be different from the last quoted market price for the security.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has recently begun to evaluate the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund's investment advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon the Fund's ability to dispose of the

Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)


underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition
Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Corporate actions and dividend income are recorded on the ex-date.

Determination of Class Net Asset Values
All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status
The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders
Distributions to shareholders are recorded on the ex-date. Net realized capital gains, if any, are distributed at least annually. Dividends from net investment income are declared daily and paid monthly.

Indemnification
In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund's organizational documents and by contract, the Trustees and Officers of the Trust are indemnified against certain liabilities that may arise out of their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.

Note 3. Federal Tax Information
The tax character of distributions paid during the year ended March 31, 2006 was as follows:

                                             March 31, 2006
                    Distributions paid from:
                    Ordinary Income*           $6,344,379
                    Long-Term Capital Gains            --

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at September 30, 2006, based on cost of investments for federal income tax purposes was:

                    Unrealized appreciation     $ 2,104,541
                    Unrealized depreciation      (2,546,190)
                    Net unrealized depreciation $  (441,649)

The following capital loss carryforwards, determined as of March 31, 2006, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                  Year of Expiration Capital Loss Carryforward
                  2009                           $  388,326
                  2013                              151,924
                  2014                              790,826
                  Total                          $1,331,076

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 (the "Interpretation"). This Interpretation is effective for fiscal years beginning after December 15, 2006 and is to be applied to open tax positions upon initial adoption.
This Interpretation prescribes a minimum recognition threshold and measurement method for the financial statement recognition of tax positions taken or expected to be taken in a tax return and also requires certain expanded disclosures. Management has recently begun to evaluate the application of this Interpretation to the Fund and has not at this time quantified the impact, if any, resulting from the

Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)


adoption of this Interpretation on the Fund's financial statements.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee
Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly-owned subsidiary of Bank of America Corporation ("BOA"), is the investment advisor to the Fund. Columbia receives a monthly investment advisory fee at the annual rate of 0.10% of the Fund's average daily net assets.

Administration Fee
Columbia provides administrative services to the Fund pursuant to an administrative services agreement. Columbia, from the administration fee it receives from the Fund, pays all expenses of the Fund, except the fees and expenses of the Trustees who are not interested persons, service and distribution fees, brokerage fees and commissions, annual sub-account fees payable with respect to shares of the Fund held by defined contribution plans, interest on borrowings, taxes and such extraordinary, non-recurring expenses as may arise, including litigation. Columbia receives a monthly administration fee for its services as administrator, at the annual rate of 0.30% of the average daily net assets of the Fund.

Underwriting Discounts, Service and Distribution Fees
Columbia Management Distributors, Inc. (the "Distributor"), a subsidiary of Columbia and an indirect, wholly-owned subsidiary of BOA, is the principal underwriter of the Fund. For the six months ended September 30, 2006, the Distributor has retained net underwriting discounts $909 on sales of the Fund's Class A shares and net CDSC fees of $5, $3,058 and $0 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a Rule 12b-1 plan (the "Plan"), which allows the payment of a monthly service fee to the Distributor at the annual rate of 0.25% of the average daily net assets attributable to Class A, Class B and Class C shares. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed to waive a portion of the 12b-1 fees for Class C shares of the Fund so that these fees do not exceed 0.85% annually of the average daily net assets attributable to Class C shares.

The CDSC and the distribution fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

Sub-Account Services Fee
The Trust may enter into agreements with one or more entities, including affiliates of Columbia, pursuant to which such entities agree to perform certain sub-account and administrative functions ("Sub-Account Services") for a fee of $21.00 per-account with respect to Class Z shares of the Fund held by defined contribution plans. Such entities are compensated by the Fund for the Sub-Account Services. For the six months ended September 30, 2006, the Administrator reimbursed sub-account service fees in the amount of $6,594 for the Fund.

Fee Waivers
Columbia has voluntarily agreed to waive fees and reimburse the Fund for certain expenses to the extent that total expenses (exclusive of distribution and service fees, sub-account service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed the annual rate of 0.35% of the Fund's average daily net assets. Columbia, at its discretion, may revise or discontinue this arrangement at any time.

Fees Paid to Officers and Trustees
All officers of the Fund, with the exception of the Fund's Chief Compliance Officer, are employees of Columbia or its affiliates and receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Other
Columbia provides certain services to the Fund related to Sarbanes-Oxley compliance. The fees for such services are included as part of the administration fee.

Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)



Note 5. Portfolio Information
For the six months ended September 30, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term obligations, were $25,135,502 and $31,482,512, respectively, all of which were U.S. Government securities.

Note 6. Line of Credit
The Fund and other affiliated funds participate in a $350,000,000 committed unsecured revolving line of credit provided by State Street Bank and Trust Company. Borrowings are used for temporary or emergency purposes to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. For the six months ended September 30, 2006, the average daily loan balance outstanding on days where borrowing existed was $1,000,000 at a weighted average interest rate of 5.68%.

Note 7. Shares of Beneficial Interest
As of September 30, 2006, one shareholder held 29.5% of the shares outstanding. The shares were beneficially owned by participant accounts over which Bank of America and/or its affiliates had either sole or joint investment discretion. Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Securities lending
The Fund commenced a securities lending program in August, 2006 and may lend its securities to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash, in an amount at least equal to the market value of the securities loaned. The collateral received is invested and the income generated by the investment of the collateral, net of any fees remitted to State Street as the lending agent, is paid to the Fund. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of collateral.

Note 9. Disclosure of Significant Risks and Contingencies

Legal Proceedings
On February 9, 2005, Columbia Management Advisors, Inc. (which has since merged into Banc of America Capital Management, LLC (now named Columbia Management Advisors, LLC) ("Columbia") and Columbia Funds Distributor, Inc. (which has been renamed Columbia Management Distributors, Inc. (the "Distributor") (collectively, the "Columbia Group") entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle which Columbia Group entered into with the SEC and NYAG in March 2004.

Under the terms of the SEC Order, the Columbia Group has agreed among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The Columbia Funds have also voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees. The NYAG Settlement also, among other things, requires Columbia Management and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions.

Pursuant to the procedures set forth in the SEC order, the $140 million in settlement amounts described above will be distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC. The independent distribution consultant has been in consultation with the staff of the SEC and has submitted a proposed plan of distribution. The SEC has released the proposed plan of distribution for public notice and comment but has not yet approved a final plan of distribution.

Columbia U.S. Treasury Index Fund (September 30, 2006 Unaudited)



As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the funds.

A copy of the SEC Order is available on the SEC website at http://www.sec.gov. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005.

In connection with the events described in detail above, various parties have filed suit against certain funds, the Trustees of the Columbia Funds, FleetBoston Financial Corporation and its affiliated entities and/or Bank of America Corporation and its affiliated entities.

On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Columbia, the Distributor, the Trustees of the Columbia Funds, Bank of America Corporation and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Columbia Funds that asserts claims under federal securities laws and state common law.

On February 25, 2005, Columbia and other defendants filed motions to dismiss the claims in the pending cases. On March 1, 2006, for reasons stated in the court's memoranda dated November 3, 2005, the U.S. District Court for the District of Maryland granted in part and denied in part the defendants' motions to dismiss. The court dismissed all of the class action claims pending against the Columbia Funds Trusts and the Columbia Acorn Trust. As to Columbia, and the Distributor, the claims under the Securities Act of 1933, the claims under Sections 34(b) and 36(a) of the Investment Company Act of 1940 ("ICA") and the state law claims were dismissed. The claims under Sections 10(b) and 20(a) of the Securities Exchange Act of 1934 and claims under Section 36(b) of the ICA were not dismissed.

On March 21, 2005, purported class action plaintiffs filed suit in Massachusetts state court alleging that the conduct, including market timing, entitles Class B shareholders in certain Columbia Funds to an exemption from contingent deferred sales charges upon early redemption ("the CDSC Lawsuit"). The CDSC Lawsuit has been removed to federal court in Massachusetts and the federal Judicial Panel has transferred the CDSC Lawsuit to the MDL.

On April 4, 2006, the plaintiffs and the Columbia defendants named in the MDL, including the Columbia Funds, entered into a term sheet containing the principal terms of a stipulation of settlement that would settle all Columbia-related claims in the MDL described above, including the CDSC Lawsuit. On April 6, 2006, the U.S. District Court for the District of Maryland stayed all actions with respect to these Columbia-related claims.

The MDL is ongoing. Accordingly, an estimate of the financial impact of the litigation on any fund, if any, cannot currently be made.

In 2004, certain Columbia funds, the Trustees of the Columbia Funds, advisers and affiliated entities were named as defendants in certain purported shareholder class and derivative actions making claims, including claims under the Investment Company and the Investment Advisers Acts of 1940 and state law. The suits allege, inter alia, that the fees and expenses paid by the funds are excessive and that the advisers and their affiliates inappropriately used fund assets to distribute the funds and for other improper purposes. On March 2, 2005, the actions were consolidated in the Massachusetts federal court as In re Columbia Entities Litigation. The plaintiffs filed a consolidated amended complaint on June 9, 2005 naming the Columbia Funds as nominal defendants. On November 30, 2005, the judge dismissed all claims by plaintiffs and ordered that the case be closed. The plaintiffs filed a notice of appeal to the United States Court of Appeals for the First Circuit on December 30, 2005; this appeal is currently pending. The parties have advised the appellate court that they are engaged in settlement discussions and the court has, accordingly, delivered the briefing schedule for the appeal. The settlement has not yet been finalized. Any settlement ultimately agreed by the parties will be subject to court approval.

This matter is ongoing. Accordingly, no estimate can be made of the financial impact, if any, of this litigation on any fund.

For the six months ended September 30, 2006, Columbia has assumed $260 of legal, consulting services and Trustees' fees incurred by the Fund in connection with these matters.

Columbia Funds

       -----------------------------------------------------------------
       Growth Funds               Columbia Acorn Fund
                                  Columbia Acorn Select
                                  Columbia Acorn USA
                                  Columbia Large Cap Growth Fund
                                  Columbia Marsico 21st Century Fund
                                  Columbia Marsico Focused Equities Fund
                                  Columbia Marsico Growth Fund
                                  Columbia Mid Cap Growth Fund
                                  Columbia Small Cap Growth Fund I
                                  Columbia Small Cap Growth Fund II
       -----------------------------------------------------------------
       Core Funds                 Columbia Common Stock Fund
                                  Columbia Large Cap Core Fund
                                  Columbia Small Cap Core Fund
       -----------------------------------------------------------------
       Value Funds                Columbia Disciplined Value Fund
                                  Columbia Dividend Income Fund
                                  Columbia Large Cap Value Fund
                                  Columbia Mid Cap Value Fund
                                  Columbia Small Cap Value Fund I
                                  Columbia Small Cap Value Fund II
                                  Columbia Strategic Investor Fund
       -----------------------------------------------------------------
       Asset Allocation/Hybrid    Columbia Asset Allocation Fund
       Funds                      Columbia Asset Allocation Fund II
                                  Columbia Balanced Fund
                                  Columbia Liberty Fund
                                  Columbia LifeGoal/TM/ Balanced Growth
                                  Portfolio
                                  Columbia LifeGoal/TM/ Growth Portfolio
                                  Columbia LifeGoal/TM/ Income Portfolio
                                  Columbia LifeGoal/TM/ Income and
                                  Growth Portfolio
                                  Columbia Masters Global Equity
                                  Portfolio
                                  Columbia Masters Heritage Portfolio
                                  Columbia Masters International Equity
                                  Portfolio
                                  Columbia Thermostat Fund
       -----------------------------------------------------------------
       Index Funds                Columbia Large Cap Enhanced Core Fund
                                  Columbia Large Cap Index Fund
                                  Columbia Mid Cap Index Fund
                                  Columbia Small Cap Index Fund
       -----------------------------------------------------------------
       Specialty Funds            Columbia Convertible Securities Fund
                                  Columbia Real Estate Equity Fund
                                  Columbia Technology Fund
       -----------------------------------------------------------------
       Global/International Funds Columbia Acorn International
                                  Columbia Acorn International Select
                                  Columbia Global Value Fund
                                  Columbia Greater China Fund
                                  Columbia International Stock Fund
                                  Columbia International Value Fund
                                  Columbia Marsico International
                                  Opportunities Fund
                                  Columbia Multi-Advisor International
                                  Equity Fund
                                  Columbia World Equity Fund

          ------------------------------------------------------------
          Taxable Bond Funds    Columbia Conservative High Yield Fund
                                Columbia Core Bond Fund
                                Columbia Federal Securities Fund
                                Columbia High Income Fund
                                Columbia High Yield Opportunity Fund
                                Columbia Income Fund
                                Columbia Intermediate Bond Fund
                                Columbia Short Term Bond Fund
                                Columbia Strategic Income Fund
                                Columbia Total Return Bond Fund
                                Columbia U.S. Treasury Index Fund
          ------------------------------------------------------------
          Tax-Exempt Bond Funds Columbia California Tax-Exempt Fund
                                Columbia California Intermediate
                                Municipal Bond Fund
                                Columbia Connecticut Tax-Exempt Fund
                                Columbia Connecticut Intermediate
                                Municipal Bond Fund
                                Columbia Georgia Intermediate
                                Municipal Bond Fund
                                Columbia High Yield Municipal Fund
                                Columbia Intermediate Municipal Bond
                                Fund
                                Columbia Massachusetts Intermediate
                                Municipal Bond Fund
                                Columbia Massachusetts Tax-Exempt Fund
                                Columbia Maryland Intermediate
                                Municipal Bond Fund
                                Columbia North Carolina Intermediate
                                Municipal Bond Fund
                                Columbia New York Tax-Exempt Fund
                                Columbia New Jersey Intermediate
                                Municipal Bond Fund
                                Columbia New York Intermediate
                                Municipal Bond Fund
                                Columbia Oregon Intermediate
                                Municipal Bond Fund
                                Columbia Rhode Island Intermediate
                                Municipal Bond Fund
                                Columbia South Carolina Intermediate
                                Municipal Bond Fund
                                Columbia Short Term Municipal Bond
                                Fund
                                Columbia Tax-Exempt Fund
                                Columbia Virginia Intermediate
                                Municipal Bond Fund
          ------------------------------------------------------------
          Money Market Funds    Columbia California Tax-Exempt
                                Reserves
                                Columbia Cash Reserves
                                Columbia Connecticut Municipal
                                Reserves
                                Columbia Government Plus Reserves
                                Columbia Government Reserves
                                Columbia Massachusetts Municipal
                                Reserves
                                Columbia Money Market Reserves
                                Columbia Municipal Reserves
                                Columbia New York Tax-Exempt Reserves
                                Columbia Prime Reserves
                                Columbia Tax-Exempt Reserves
                                Columbia Treasury Reserves

For complete product information on any Columbia Fund, visit our website at www.columbiafunds.com.
Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Important Information About This Report

Columbia U.S. Treasury Index Fund

  Transfer Agent

  Columbia Management Services, Inc.
  P.O. Box 8081
  Boston, MA 02266-8081
  1-800-345-6611

  Distributor

  Columbia Management
  Distributors, Inc.
  One Financial Center
  Boston, MA 02111

  Investment Advisor

  Columbia Management Advisors, LLC
  100 Federal Street
  Boston, MA 02110

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Columbia U.S. Treasury Index Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Columbia Funds Performance Update.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available
(i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member NASD and SIPC. Columbia Management Distributors, Inc. is part of Columbia Management and an affiliate of Bank of America Corporation.

Columbia U.S. Treasury Index Fund

Semiannual Report - September 30, 2006
                                    [LOGO]

Columbia Management/(R)/

(C)2006 Columbia Management Distributors, Inc.
One Financial Center, Boston, MA 02111-2621
800-345-6611 www.columbiafunds.com

SHC-44/114337-0906 (11/06) 06/30768

Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

Item 11.Controls and Procedures.

    (a)The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

    (b)There was no change in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3)  Not applicable.

(b)     Certification pursuant to Rule 30a-2(b) under the Investment Company
        Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)             Columbia Funds Series Trust I

By (Signature and Title) /s/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     November 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title) /s/ Christopher L. Wilson
                         --------------------------------
                         Christopher L. Wilson, President

Date                     November 27, 2006


By (Signature and Title) /s/ J. Kevin Connaughton
                         -------------------------------
                         J. Kevin Connaughton, Treasurer

Date                     November 27, 2006